UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-03981

Exact name of registrant as specified in charter:	Prudential World Fund, Inc

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2018

Date of reporting period:	4/30/2018

Item 1 – Reports to Stockholders

PGIM QMA INTERNATIONAL EQUITY FUND

(Formerly known as Prudential QMA International Equity Fund)

SEMIANNUAL REPORT

APRIL 30, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2018 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name of Quantitative Management Associates LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2018 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM QMA International Equity Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM QMA International Equity Fund informative and useful. The report covers performance for the six-month period ended April 30, 2018.

We have important information to share with you. Effective June 11, 2018, Prudential Mutual Funds were renamed PGIM Funds. This renaming is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name has changed. Your Fund’s management and operation, along with its symbols, remained the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM QMA International Equity Fund

June 15, 2018

*The Prudential Day One Funds did not change their names.

PGIM QMA International Equity Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/18 (without sales charges)	Average Annual Total Returns as of 4/30/18 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	2.01	9.32	3.82	0.71	—
Class B	1.41	9.52	4.05	0.55	—
Class C	1.67	13.82	4.28	0.58	—
Class Z	2.15	15.87	5.34	1.56	—
Class R6**	2.31	16.35	N/A	N/A	21.76 (12/28/16)
MSCI All Country World Ex-US Index
	3.47	15.91	5.46	2.26	—
Lipper International Multi-Cap Core Funds Average
	2.50	13.78	5.89	2.46	—

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

**Formerly known as Class Q shares.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Z	Class R6**
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr.1) 4.00% (Yr.2) 3.00% (Yr.3) 2.00% (Yr.4) 1.00% (Yr.5) 1.00% (Yr.6) 0.00% (Yr.7)	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	1.00%	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

**Formerly known as Class Q shares.

Benchmark Definitions

MSCI All Country World Ex-US Index—The Morgan Stanley Capital International All Country World ex-US Index (MSCI ACWI ex-US Index) is an unmanaged free float-adjusted market-capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the US. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 20.12%.

Lipper International Multi-Cap Core Funds Average—The Lipper International Multi-Cap Core Funds Average (Lipper Average) is based on the average return of all funds in the Lipper International Multi-Cap Core Funds universe for the periods noted. Funds in the Lipper Average are funds that, by portfolio practice, invest in a variety of market-capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time. International multi-cap core funds typically have above-average characteristics compared to the MSCI EAFE Index. The average annual total return for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 18.69%.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

PGIM QMA International Equity Fund	7

Your Fund’s Performance (continued)

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 4/30/18 (%)
Toyota Motor Corp., Automobiles	1.3
Roche Holding AG, Pharmaceuticals	1.3
Novartis AG, Pharmaceuticals	1.3
Allianz SE, Insurance	1.2
Toronto-Dominion Bank (The), Banks	1.1

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/18 (%)
Banks	15.2
Oil, Gas & Consumable Fuels	7.3
Pharmaceuticals	5.7
Metals & Mining	5.6
Insurance	4.2

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the

PGIM QMA International Equity Fund	9

Fees and Expenses (continued)

period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM QMA International Equity Fund		Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,020.10	1.35%	$6.76
	Hypothetical	$1,000.00	$1,018.10	1.35%	$6.76
Class B	Actual	$1,000.00	$1,014.10	2.53%	$12.63
	Hypothetical	$1,000.00	$1,012.25	2.53%	$12.62
Class C	Actual	$1,000.00	$1,016.70	2.11%	$10.55
	Hypothetical	$1,000.00	$1,014.33	2.11%	$10.54
Class Z	Actual	$1,000.00	$1,021.50	1.00%	$5.01
	Hypothetical	$1,000.00	$1,019.84	1.00%	$5.01
Class R6**	Actual	$1,000.00	$1,023.10	0.78%	$3.91
	Hypothetical	$1,000.00	$1,020.93	0.78%	$3.91

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2018, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

**Formerly known as Class Q shares.

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Schedule of Investments (unaudited)

as of April 30, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 99.2%

COMMON STOCKS 96.3%

Australia 3.9%
Aristocrat Leisure Ltd.	96,093	$1,927,675
BHP Billiton Ltd.	41,282	963,075
BHP Billiton PLC	27,058	576,946
CIMIC Group Ltd.	31,900	1,085,515
CSL Ltd.	16,626	2,129,602
Insurance Australia Group Ltd.	29,591	175,176
Macquarie Group Ltd.	24,094	1,962,167
Metcash Ltd.	393,032	1,060,833
Wesfarmers Ltd.	30,107	990,505

		10,871,494

Austria 1.2%
Austria Technologie & Systemtechnik AG	23,904	590,252
OMV AG	21,582	1,336,681
voestalpine AG	25,850	1,363,773

		3,290,706

Belgium 0.6%
KBC Group NV	19,811	1,722,366

Brazil 1.3%
Banco Bradesco SA	13,000	118,897
Banco Santander Brasil SA	161,600	1,759,370
Engie Brasil Energia SA	120,900	1,285,546
Petroleo Brasileiro SA*	40,600	286,722
SLC Agricola SA	20,000	256,280

		3,706,815

Canada 5.2%
Bank of Montreal	8,400	637,941
BRP, Inc.	24,200	978,970
Canadian Imperial Bank of Commerce	20,500	1,785,517
CGI Group, Inc. (Class A Stock)*	17,300	1,002,469
Genworth MI Canada, Inc.(a)	10,100	326,453
Magna International, Inc.	4,300	253,958
Royal Bank of Canada	34,900	2,654,025
Shopify, Inc. (Class A Stock)*	1,100	147,366
Sun Life Financial, Inc.	28,800	1,188,831
Suncor Energy, Inc.	6,300	240,921

See Notes to Financial Statements.

PGIM QMA International Equity Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Canada (cont’d.)
Teck Resources Ltd. (Class B Stock)	66,400	$1,666,788
Toronto-Dominion Bank (The)	56,300	3,161,956
TransCanada Corp.	11,200	474,885

		14,520,080

Chile 0.0%
Enel Chile SA	333,925	41,577

China 7.5%
Agricultural Bank of China Ltd. (Class H Stock)	3,109,000	1,752,893
Alibaba Group Holding Ltd., ADR*(a)	6,600	1,178,364
China Construction Bank Corp. (Class H Stock)	2,742,000	2,872,681
China Resources Land Ltd.	36,000	135,206
China Shenhua Energy Co. Ltd. (Class H Shares)	44,500	109,152
China Telecom Corp. Ltd. (Class H Stock)	3,028,000	1,467,768
Citic Ltd.	137,000	208,925
CNOOC Ltd. (Class H Stock)	228,000	385,711
Country Garden Holdings Co. Ltd.	832,000	1,696,503
Future Land Development Holdings Ltd.	388,000	321,290
Geely Automobile Holdings Ltd.	219,000	575,977
Industrial & Commercial Bank of China Ltd. (Class H Stock)	2,758,000	2,421,198
Lonking Holdings Ltd.	1,556,000	707,080
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	65,000	635,141
Shanghai Industrial Holdings Ltd.	40,000	104,892
Sino-Ocean Group Holdings Ltd.	1,872,000	1,299,846
Sinotruk Hong Kong Ltd.	722,000	845,913
Soho China Ltd.	263,000	135,047
Tencent Holdings Ltd.	42,600	2,094,341
Weibo Corp., ADR*	900	103,068
Weichai Power Co. Ltd. (Class H Stock)	902,000	1,044,198
West China Cement Ltd.*	1,296,000	262,862
Yanzhou Coal Mining Co. Ltd.	86,000	107,614
Yuexiu Property Co. Ltd.	1,350,000	303,725
YY, Inc., ADR*	1,100	106,029

		20,875,424

Colombia 0.0%
Ecopetrol SA	126,571	139,235

Denmark 1.2%
Danske Bank A/S	6,810	237,003
Novo Nordisk A/S (Class B Stock)	24,004	1,128,859

See Notes to Financial Statements.

12

Description	Shares	Value
COMMON STOCKS (Continued)

Denmark (cont’d.)
Orsted A/S, 144A	5,319	$350,179
Scandinavian Tobacco Group A/S, 144A	49,524	827,204
Topdanmark A/S*	20,292	954,326

		3,497,571

Finland 0.2%
Finnair OYJ	7,774	105,965
UPM-Kymmene OYJ	13,199	470,961

		576,926

France 6.2%
AXA SA	86,293	2,467,860
Derichebourg SA	105,743	935,833
Edenred	3,116	107,348
Eiffage SA	1,013	120,579
Faurecia SA	17,203	1,404,776
Kering SA	370	214,044
LVMH Moet Hennessy Louis Vuitton SE	7,755	2,698,830
Natixis SA	161,323	1,324,935
Orange SA	101,146	1,838,794
Sanofi	30,089	2,378,903
Television Francaise 1	22,088	276,129
Total SA	24,974	1,569,657
Vinci SA	20,238	2,023,467

		17,361,155

Germany 4.6%
Allianz SE	14,048	3,322,683
BASF SE	13,654	1,420,608
Bayer AG	22,070	2,637,794
Covestro AG, 144A	12,330	1,120,362
CTS Eventim AG & Co. KGaA	8,739	408,690
Deutsche Lufthansa AG	48,733	1,416,434
E.ON SE	75,702	828,918
Henkel AG & Co. KGaA	1,391	165,589
Linde AG*	2,350	520,608
Siemens Healthineers AG, 144A*	3,161	123,239
Siltronic AG*	5,730	917,525

		12,882,450

See Notes to Financial Statements.

PGIM QMA International Equity Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Greece 0.5%
Hellenic Petroleum SA	39,867	$405,643
Motor Oil Hellas Corinth Refineries SA	43,154	1,028,232

		1,433,875

Hong Kong 3.3%
Galaxy Entertainment Group Ltd.	160,402	1,403,940
Haitong International Securities Group Ltd.(a)	1,641,000	956,601
Hang Seng Bank Ltd.	61,400	1,555,257
I-CABLE Communications Ltd.*	62,085	1,321
Jardine Matheson Holdings Ltd.	17,200	1,044,556
Kerry Properties Ltd.	344,000	1,644,500
Kingboard Laminates Holdings Ltd.	323,000	430,524
WH Group Ltd., 144A	1,739,500	1,800,862
Wharf Holdings Ltd. (The)	103,000	342,666

		9,180,227

Hungary 0.1%
Magyar Telekom Telecommunications PLC	81,603	141,146
MOL Hungarian Oil & Gas PLC	22,056	254,874

		396,020

India 1.4%
Infosys Ltd.	66,384	1,189,754
Larsen & Toubro Infotech Ltd., 144A	43,421	1,016,626
PC Jeweller Ltd.	21,351	46,010
Tech Mahindra Ltd.	153,143	1,532,140

		3,784,530

Israel 0.1%
Check Point Software Technologies Ltd.*	1,700	164,067

Italy 2.0%
Enel SpA	110,951	703,842
Intesa Sanpaolo SpA	548,274	2,085,608
Mediobanca Banca di Credito Finanziario SpA	135,978	1,647,714
Telecom Italia SpA*(a)	1,140,083	1,124,699

		5,561,863

Japan 17.5%
Astellas Pharma, Inc.	115,000	1,682,017
Canon, Inc.	53,500	1,840,357
Central Japan Railway Co.	5,300	1,062,038

See Notes to Financial Statements.

14

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Daiwa House Industry Co. Ltd.	46,300	$1,692,787
Fast Retailing Co. Ltd.	3,800	1,668,260
Hitachi Ltd.	286,000	2,087,388
Honda Motor Co. Ltd.	63,600	2,186,947
ITOCHU Corp.	118,200	2,363,814
Japan Tobacco, Inc.	44,200	1,188,149
JFE Holdings, Inc.	69,900	1,434,512
JXTG Holdings, Inc.	267,900	1,746,378
KDDI Corp.	49,100	1,318,021
Kirin Holdings Co. Ltd.	10,600	297,532
Komatsu Ltd.	3,600	122,719
Marubeni Corp.	69,400	521,163
MINEBEA MITSUMI, Inc.	5,000	100,004
Mitsubishi Chemical Holdings Corp.	187,500	1,773,675
Mitsubishi Corp.	81,500	2,247,407
Mitsui & Co. Ltd.	64,200	1,157,088
Nexon Co. Ltd.*	96,000	1,396,934
Nippon Telegraph & Telephone Corp.	46,284	2,196,416
Olympus Corp.	9,300	346,802
ORIX Corp.	125,400	2,199,372
Shin-Etsu Chemical Co. Ltd.	5,600	561,959
Shionogi & Co. Ltd.	3,800	195,288
Sony Corp.	54,500	2,545,483
Sumitomo Chemical Co. Ltd.	20,000	114,433
Sumitomo Corp.	114,800	2,060,723
Sumitomo Mitsui Financial Group, Inc.	19,700	821,062
Suzuki Motor Corp.	17,200	924,463
Taisei Corp.	37,400	2,017,579
Tokyo Electron Ltd.	10,500	2,016,557
Tosoh Corp.	5,300	93,748
Toyota Motor Corp.	55,833	3,661,104
Toyota Tsusho Corp.	4,500	161,354
TS Tech Co. Ltd.	22,500	910,341

		48,713,874

Luxembourg 0.6%
ArcelorMittal*	53,000	1,796,362

Malaysia 1.1%
AirAsia Group Bhd	1,591,000	1,554,277
Tenaga Nasional Bhd	378,900	1,525,707

		3,079,984

See Notes to Financial Statements.

PGIM QMA International Equity Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Mexico 0.9%
America Movil SAB de CV (Class L Stock)	424,400	$392,584
Grupo Financiero Banorte SAB de CV (Class O Stock)	288,400	1,803,613
Wal-Mart de Mexico SAB de CV	67,900	188,792

		2,384,989

Netherlands 3.1%
ABN AMRO Group NV, CVA, 144A	45,981	1,425,926
BE Semiconductor Industries NV*	9,464	654,086
Koninklijke Ahold Delhaize NV	77,493	1,869,477
Philips Lighting NV, 144A	25,244	767,716
Randstad NV	1,647	106,006
Royal Dutch Shell PLC (Class A Stock)	56,521	1,966,447
Royal Dutch Shell PLC (Class B Stock)	50,070	1,787,454

		8,577,112

New Zealand 0.3%
Air New Zealand Ltd.	405,982	931,552

Norway 1.4%
Aker ASA	15,503	968,929
DNB ASA	57,058	1,067,062
Marine Harvest ASA*	76,095	1,656,426
Orkla ASA	10,436	96,587

		3,789,004

Pakistan 0.2%
SUI Northern Gas Pipeline	444,300	436,206

Poland 0.2%
Enea SA	158,480	469,455

Portugal 0.3%
Sonae SGPS SA	660,449	898,115

Qatar 0.1%
Ooredoo QPSC	18,518	402,856

Russia 0.9%
Gazprom PJSC, ADR	134,274	621,420
Lukoil PJSC, ADR	9,593	640,812
Novatek PJSC, GDR	1,121	142,367
Sberbank of Russia PJSC, ADR	48,247	718,880
Tatneft PJSC	5,629	363,071

		2,486,550

See Notes to Financial Statements.

16

Description	Shares	Value
COMMON STOCKS (Continued)

Singapore 1.0%
Oversea-Chinese Banking Corp. Ltd.	211,300	$2,182,431
Venture Corp. Ltd.	38,600	603,745
Wilmar International Ltd.	45,900	112,291

		2,898,467

South Africa 1.5%
Adcock Ingram Holdings Ltd.	101,208	551,291
Astral Foods Ltd.	37,309	920,321
Growthpoint Properties Ltd.	709,923	1,657,155
RMB Holdings Ltd.	16,936	106,227
Standard Bank Group Ltd.	15,473	265,371
Tongaat Hulett Ltd.	84,512	612,624

		4,112,989

South Korea 4.4%
F&F Co. Ltd.	13,057	532,067
Hana Financial Group, Inc.	34,022	1,511,707
Kakao M Corp.	2,828	236,275
KB Financial Group, Inc.	19,201	1,090,906
LG Electronics, Inc.	1,418	134,453
Lotte Chemical Corp.*	3,420	1,316,963
Orion Holdings Corp.	4,532	103,505
POSCO	5,979	2,060,129
Samsung Electronics Co. Ltd.	556	1,378,106
Samsung SDS Co. Ltd.	477	108,345
SK Hynix, Inc.	32,646	2,567,413
SK Innovation Co. Ltd.	6,069	1,112,122
SK Telecom Co. Ltd.	518	110,678

		12,262,669

Spain 1.2%
Amadeus IT Group SA	30,116	2,197,255
Iberdrola SA	14,802	114,359
Repsol SA	52,797	1,007,514

		3,319,128

Sweden 2.3%
Atlas Copco AB (Class A Stock)	24,961	976,133
Atlas Copco AB (Class B Stock)	5,159	182,853
Hexagon AB (Class B Stock)	3,321	191,751
Peab AB	90,568	801,831

See Notes to Financial Statements.

PGIM QMA International Equity Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Sweden (cont’d.)
Sandvik AB	37,866	$645,632
Swedish Match AB	41,507	1,862,013
Volvo AB (Class B Stock)	100,392	1,701,281

		6,361,494

Switzerland 4.7%
Ferrexpo PLC	223,474	723,544
Georg Fischer AG	233	289,632
Nestle SA	22,881	1,772,593
Novartis AG	46,235	3,558,908
Oriflame Holding AG*	18,783	890,073
Resurs Holding AB, 144A	27,281	175,762
Roche Holding AG	16,161	3,590,772
Swiss Re AG	19,777	1,884,141
Zurich Insurance Group AG	1,028	328,380

		13,213,805

Taiwan 2.6%
AU Optronics Corp.	2,055,000	847,391
Chroma Ate, Inc.	162,000	814,575
CTBC Financial Holding Co. Ltd.	231,000	164,741
Formosa Petrochemical Corp.	29,000	118,330
Globalwafers Co. Ltd.	7,000	112,928
Gourmet Master Co. Ltd.	61,385	707,304
King’s Town Bank Co. Ltd.	523,000	626,453
Lien Hwa Industrial Corp.	394,000	502,992
Nanya Technology Corp.	447,000	1,391,458
President Chain Store Corp.	55,000	540,621
Taiwan Semiconductor Manufacturing Co. Ltd.	128,000	975,020
Uni-President Enterprises Corp.	61,000	146,807
Walsin Lihwa Corp.	258,000	175,420
Yuanta Financial Holding Co. Ltd.	280,000	133,631

		7,257,671

Thailand 1.6%
Airports of Thailand PCL	308,200	693,476
Beauty Community PCL	1,383,695	1,016,714
PTT Global Chemical PCL	37,500	115,898
PTT PCL	650,000	1,159,319
Thai Oil PCL	390,700	1,163,092
Thanachart Capital PCL	216,600	367,802

		4,516,301

See Notes to Financial Statements.

18

Description	Shares	Value
COMMON STOCKS (Continued)

Turkey 1.1%
Akbank Turk A/S	44,973	$93,574
Aygaz A/S	129,156	429,333
Ford Otomotiv Sanayi A/S	21,454	295,350
Tekfen Holding A/S	203,079	768,500
Turkiye Garanti Bankasi A/S	558,794	1,265,351
Turkiye Petrol Rafinerileri A/S	3,678	94,018

		2,946,126

United Kingdom 10.0%
Anglo American PLC	96,538	2,271,483
Berkeley Group Holdings PLC	27,257	1,525,966
BP PLC	246,518	1,831,139
British American Tobacco PLC	20,376	1,117,580
Britvic PLC	84,628	836,505
BT Group PLC	105,261	361,294
CMC Markets PLC, 144A	274,412	715,833
CNH Industrial NV	13,244	162,961
esure Group PLC	120,265	372,366
Fiat Chrysler Automobiles NV*	14,364	319,150
HSBC Holdings PLC	106,372	1,059,045
IG Group Holdings PLC	10,840	123,777
Imperial Brands PLC	49,831	1,782,947
Inchcape PLC	94,811	947,202
Legal & General Group PLC	75,658	280,220
Lloyds Banking Group PLC	1,999,812	1,773,739
Old Mutual PLC	63,250	217,902
Persimmon PLC	45,497	1,699,571
Rio Tinto Ltd.	5,546	330,065
Rio Tinto PLC	41,503	2,262,175
Schroders PLC	2,307	104,371
Smith & Nephew PLC	89,212	1,708,514
Spectris PLC	25,586	944,055
SSE PLC	20,541	389,842
Unilever NV, CVA	26,298	1,507,625
Unilever PLC	15,216	853,502
Vodafone Group PLC	826,358	2,411,506

		27,910,335

United States 0.0%
Lululemon Athletica, Inc.*	48	4,790

TOTAL COMMON STOCKS (cost $229,740,054)		268,776,215

See Notes to Financial Statements.

PGIM QMA International Equity Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Shares	Value
EXCHANGE TRADED FUNDS 0.9%

United States
iShares MSCI EAFE ETF	30,266	$2,141,017
iShares MSCI Emerging Markets ETF	10,814	507,393

TOTAL EXCHANGE TRADED FUNDS (cost $2,637,901)		2,648,410

PREFERRED STOCKS 2.0%

Brazil 0.9%
Banco do Estado do Rio Grande do Sul SA (PRFC)(Class B Stock)	130,900	747,316
Cia Paranaense de Energia (PRFC)	123,400	947,551
Itau Unibanco Holding SA (PRFC)	55,600	807,368

		2,502,235

Germany 0.9%
Henkel AG & Co. KGaA (PRFC)	869	110,437
Volkswagen AG (PRFC)	11,856	2,445,117

		2,555,554

South Korea 0.2%
Samsung Electronics Co. Ltd. (PRFC)	230	457,331

TOTAL PREFERRED STOCKS (cost $4,273,339)		5,515,120

TOTAL LONG-TERM INVESTMENTS (cost $236,651,294)		276,939,745

SHORT-TERM INVESTMENTS 1.4%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - PGIM Core Ultra Short Bond Fund(w)	207,524	207,524
Prudential Investment Portfolios 2 - PGIM Institutional Money Market Fund (cost $3,728,208; includes $3,725,702 of cash collateral for securities on loan)(b)(w)	3,728,466	3,728,466

TOTAL SHORT-TERM INVESTMENTS (cost $3,935,732)		3,935,990

TOTAL INVESTMENTS 100.6% (cost $240,587,026)		280,875,735
Liabilities in excess of other assets (0.6)%		(1,765,740)

NET ASSETS 100.0%		$279,109,995

See Notes to Financial Statements.

20

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

CVA—Certificate Van Aandelen (Bearer)

EAFE—Europe, Australasia and Far East

ETF—Exchange Traded Funds

GDR—Global Depositary Receipt

LIBOR—London Interbank Offered Rate

MSCI—Morgan Stanley Capital International

PJSC—Public Joint-Stock Company

PRFC—Preference Shares

REIT(s)—Real Estate Investment Trust(s)

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,577,193; cash collateral of $3,725,702 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 - PGIM Core Ultra Short Bond Fund and the PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$10,871,494	$—
Austria	—	3,290,706	—
Belgium	—	1,722,366	—
Brazil	3,706,815	—	—
Canada	14,520,080	—	—
Chile	41,577	—	—
China	1,387,461	19,487,963	—

See Notes to Financial Statements.

PGIM QMA International Equity Fund	21

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Colombia	$139,235	$—	$—
Denmark	—	3,497,571	—
Finland	—	576,926	—
France	—	17,361,155	—
Germany	123,239	12,759,211	—
Greece	—	1,433,875	—
Hong Kong	1,044,556	8,135,671	—
Hungary	—	396,020	—
India	—	3,784,530	—
Israel	164,067	—	—
Italy	—	5,561,863	—
Japan	—	48,713,874	—
Luxembourg	—	1,796,362	—
Malaysia	—	3,079,984	—
Mexico	2,384,989	—	—
Netherlands	—	8,577,112	—
New Zealand	—	931,552	—
Norway	—	3,789,004	—
Pakistan	—	436,206	—
Poland	—	469,455	—
Portugal	—	898,115	—
Qatar	—	402,856	—
Russia	2,486,550	—	—
Singapore	—	2,898,467	—
South Africa	—	4,112,989	—
South Korea	—	12,262,669	—
Spain	—	3,319,128	—
Sweden	—	6,361,494	—
Switzerland	—	13,213,805	—
Taiwan	—	7,257,671	—
Thailand	—	4,516,301	—
Turkey	—	2,946,126	—
United Kingdom	—	27,910,335	—
United States	4,790	—	—
Exchange Traded Funds
United States	2,648,410	—	—
Preferred Stocks
Brazil	2,502,235	—	—
Germany	—	2,555,554	—
South Korea	—	457,331	—
Affiliated Mutual Funds	3,935,990	—	—

Total	$35,089,994	$245,785,741	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

See Notes to Financial Statements.

22

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2018 were as follows:

Banks	15.2%
Oil, Gas & Consumable Fuels	7.3
Pharmaceuticals	5.7
Metals & Mining	5.6
Insurance	4.2
Automobiles	3.7
Semiconductors & Semiconductor Equipment	3.1
Trading Companies & Distributors	3.0
Food Products	2.9
Real Estate Management & Development	2.7
Diversified Telecommunication Services	2.7
IT Services	2.5
Chemicals	2.5
Construction & Engineering	2.4
Machinery	2.4
Tobacco	2.4
Electronic Equipment, Instruments & Components	2.3
Household Durables	2.1
Food & Staples Retailing	2.0
Capital Markets	1.9
Electric Utilities	1.6
Wireless Telecommunication Services	1.5
Hotels, Restaurants & Leisure	1.4
Airlines	1.4
Affiliated Mutual Funds (including 1.3% of collateral for securities on loan)	1.4
Technology Hardware, Storage & Peripherals	1.3
Internet Software & Services	1.3
Textiles, Apparel & Luxury Goods	1.2
Diversified Financial Services	1.2
Personal Products	1.2
Specialty Retail	1.0%
Exchange Traded Funds	0.9
Auto Components	0.9
Health Care Equipment & Supplies	0.8
Biotechnology	0.8
Equity Real Estate Investment Trusts (REITs)	0.6
Software	0.6
Industrial Conglomerates	0.5
Independent Power & Renewable Electricity Producers	0.5
Beverages	0.4
Road & Rail	0.4
Commercial Services & Supplies	0.4
Leisure Products	0.4
Distributors	0.3
Electrical Equipment	0.3
Media	0.3
Gas Utilities	0.3
Multi-Utilities	0.3
Transportation Infrastructure	0.2
Paper & Forest Products	0.2
Thrifts & Mortgage Finance	0.1
Household Products	0.1
Construction Materials	0.1
Consumer Finance	0.1
Professional Services	0.0 *

100.6
Liabilities in excess of other assets	(0.6)

100.0%

*	Less than +/- 0.05%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Series entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

See Notes to Financial Statements.

PGIM QMA International Equity Fund	23

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$3,577,193	$(3,577,193)	$—

(1)	Collateral amount disclosed by the Series is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

24

This Page Intentionally Left Blank

Statement of Assets & Liabilities (unaudited)

as of April 30, 2018

Assets
Investments at value, including securities on loan of $3,577,193:
Unaffiliated investments (cost $236,651,294)	$276,939,745
Affiliated investments (cost $3,935,732)	3,935,990
Foreign currency, at value (cost $337,804)	336,948
Tax reclaim receivable	1,284,088
Dividends receivable	984,076
Receivable for Series shares sold	182,646
Prepaid expenses	822

Total Assets	283,664,315

Liabilities
Payable to broker for collateral for securities on loan	3,725,702
Payable for Series shares reacquired	296,535
Transfer agent fees	188,813
Management fee payable	142,368
Distribution fee payable	66,539
Affiliated transfer agent fee payable	64,417
Foreign capital gains tax liability	59,278
Accrued expenses and other liabilities	10,668

Total Liabilities	4,554,320

Net Assets	$279,109,995

Net assets were comprised of:
Common stock, at par	$351,027
Paid-in capital in excess of par	231,947,557

232,298,584
Undistributed net investment income	704,304
Accumulated net realized gain on investment and foreign currency transactions	5,963,138
Net unrealized appreciation on investments and foreign currencies	40,143,969

Net assets, April 30, 2018	$279,109,995

See Notes to Financial Statements.

26

Class A
Net asset value and redemption price per share ($204,487,965 ÷ 25,682,273 shares of common stock issued and outstanding)	$7.96
Maximum sales charge (5.50% of offering price)	0.46

Maximum offering price to public	$8.42

Class B
Net asset value, offering price and redemption price per share ($2,762,193 ÷ 362,541 shares of common stock issued and outstanding)	$7.62

Class C
Net asset value, offering price and redemption price per share ($16,267,918 ÷ 2,132,922 shares of common stock issued and outstanding)	$7.63

Class Z
Net asset value, offering price and redemption price per share ($17,794,839 ÷ 2,217,663 shares of common stock issued and outstanding)	$8.02

Class R6
Net asset value, offering price and redemption price per share ($37,797,080 ÷ 4,707,294 shares of common stock issued and outstanding)	$8.03

See Notes to Financial Statements.

PGIM QMA International Equity Fund	27

Statement of Operations (unaudited)

Six Months Ended April 30, 2018

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $462,019)	$3,944,189
Income from securities lending, net (including affiliated income of $2,143)	27,524
Affiliated dividend income	2,820

Total income	3,974,533

Expenses
Management fee	1,066,449
Distribution fee(a)	409,093
Transfer agent’s fees and expenses (affiliated expense of $106,301)(a)	314,398
Custodian and accounting fees	102,127
Shareholders’ reports	37,583
Registration fees(a)	33,557
Audit fee	15,184
Legal fees and expenses	9,769
Directors’ fees	8,186
Miscellaneous	29,766

Total expenses	2,026,112
Less: Fee waiver and/or expense reimbursement(a)	(169,597)

Net expenses	1,856,515

Net investment income (loss)	2,118,018

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(73)) (net of foreign capital gains taxes $(67,047))	17,978,755
Foreign currency transactions	(49,947)

17,928,808

Net change in unrealized appreciation (depreciation) on:
Investments (net change in foreign capital gain taxes $(59,278))	(14,095,308)
Foreign currencies	19,431

(14,075,877)

Net gain (loss) on investment and foreign currency transactions	3,852,931

Net Increase (Decrease) In Net Assets Resulting From Operations	$5,970,949

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class Z	Class R6
Distribution fee	311,422	14,542	83,129	—	—
Transfer agent’s fees and expenses	270,892	10,821	20,154	12,467	64
Registration fees	7,351	6,895	6,919	6,317	6,075
Fee waiver and/or expense reimbursement	(114,188)	(8,426)	(9,144)	(9,667)	(28,172)

See Notes to Financial Statements.

28

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2018	Year Ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,118,018	$4,384,696
Net realized gain (loss) on investment and foreign currency transactions	17,928,808	27,025,193
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(14,075,877)	28,366,824

Net increase (decrease) in net assets resulting from operations	5,970,949	59,776,713

Dividends from net investment income
Class A	(3,767,555)	(3,575,263)
Class B	(34,288)	(42,092)
Class C	(206,355)	(214,555)
Class Z	(363,327)	(1,161,844)
Class R6	(939,275)	—

	(5,310,800)	(4,993,754)

Series share transactions (Net of share conversions)
Net proceeds from shares sold	7,948,034	12,665,842
Net asset value of shares issued in reinvestment of dividends and distributions	5,229,466	4,913,253
Cost of shares reacquired	(18,757,513)	(42,098,907)

Net increase (decrease) in net assets from Series share transactions	(5,580,013)	(24,519,812)

Total increase (decrease)	(4,919,864)	30,263,147

Net Assets:
Beginning of period	284,029,859	253,766,712

End of period(a)	$279,109,995	$284,029,859

(a) Includes undistributed/(distributions in excess of) net investment income of:	$704,304	$3,897,086

See Notes to Financial Statements.

PGIM QMA International Equity Fund	29

Notes to Financial Statements (unaudited)

Prudential World Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company and currently consists of seven series: PGIM Jennison Emerging Markets Equity Opportunities Fund (formerly known as Prudential Jennison Emerging Markets Equity Fund), PGIM Jennison Global Infrastructure Fund, PGIM Jennison Global Opportunities Fund, PGIM Jennison International Opportunities Fund and PGIM QMA International Equity Fund, each of which are diversified funds and PGIM Emerging Markets Debt Hard Currency Fund and PGIM Emerging Markets Debt Local Currency Fund, each of which are non-diversified funds for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM QMA International Equity Fund (the “Series”). Effective June 11, 2018, the Series’ name was changed by replacing “Prudential” with “PGIM” in Series’ name and Class Q shares were renamed Class R6 shares.

The investment objective of the Series is to seek long-term growth of capital.

1. Accounting Policies

The Series follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Series holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

30

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Series’ foreign investments may change on days when investors cannot purchase or redeem Series shares.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of

PGIM QMA International Equity Fund	31

Notes to Financial Statements (unaudited) (continued)

the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Series may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Series has valued the investment. Therefore, the Series may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Series’ Subadviser under the guidelines adopted by the Board of the Fund. However, the liquidity of the Series’ investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized

32

foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Master Netting Arrangements: The Series is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Series. A master netting arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Series may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the Series securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities in the open market using the collateral.

The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Series also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of

PGIM QMA International Equity Fund	33

Notes to Financial Statements (unaudited) (continued)

the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements.

Taxes: It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Series expects to pay dividends from net investment income and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

34

2. Agreements

The Fund, on behalf of the Series, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Series. PGIM Investments administers the corporate affairs of the Series and, in connection therewith, furnishes the Series with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Series’ custodian (the Custodian), and the Series’ transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Series. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Series, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Series. In connection therewith, QMA is obligated to keep certain books and records of the Series. PGIM Investments pays for the services of QMA, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly, at an annual rate of 0.75% of the average daily net assets of the Series up to and including $2 billion, 0.70% of the average daily net assets of the Series in excess of $2 billion up to and including $5 billion and 0.69% of the average daily net assets of the Series over $5 billion. The effective management fee rate before any waivers and/or expense reimbursements, was 0.75% for the six months ended April 30, 2018.

PGIM Investments has contractually agreed, through February 29, 2020, to limit total annual Series operating expenses after fee waivers and/or expense reimbursements to 2.53% of average daily net assets for Class B shares, and 0.78% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Series expenses such as dividend and interest expense and broker charges on short sales. To the extent shared expenses which are exclusive of class specific expenses are waived and/or reimbursed for any specific share class the Manager has voluntarily agreed to waive and/or reimburse shared expenses equally for all share classes. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The effective management fee rate net of waivers and/or expense reimbursements, was 0.63% for the six months ended April 30, 2018.

PGIM QMA International Equity Fund	35

Notes to Financial Statements (unaudited) (continued)

The Fund, on behalf of the Series, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Z and Class R6 shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B and Class C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Series.

Pursuant to the Distribution Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively.

PIMS has advised the Series that it has received $58,295 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2018. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended April 30, 2018 it received $1,054 and $327 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PGIM Investments, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended April 30, 2018 no such transactions were entered into by the Series.

The Series may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money

36

Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the reporting period ended April 30 2018, PGIM, Inc. was compensated $177 by PGIM Investments for managing the Series’ securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended April 30, 2018, were $165,706,018 and $175,131,245, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the six months ended April 30, 2018, is presented as follows:

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
PGIM Core Ultra Short Bond Fund	$234,025	$22,605,975	$22,632,476	$—	$—	$207,524	$207,524	$2,820
PGIM Institutional Money Market Fund	7,029,505	15,286,424	18,587,639	249	(73)	3,728,466	3,728,466	2,143

	$7,263,530	$37,892,399	$41,220,115	$249	$(73)	$3,935,990		$4,963

*	The Funds did not have any capital gain distributions during the reporting period.

5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of April 30, 2018 were as follows:

Tax Basis	$242,481,918

Gross Unrealized Appreciation	43,537,758
Gross Unrealized Depreciation	(5,143,941)

Net Unrealized Appreciation	$38,393,817

The book basis may differ from tax basis due to certain tax-related adjustments.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carryforward capital losses realized on or after November 1, 2011 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before October 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire

PGIM QMA International Equity Fund	37

Notes to Financial Statements (unaudited) (continued)

unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Additionally, the Series had capital loss carryforwards of approximately $180,326,000 expire unused. Additionally, the Series utilized approximately $25,475,000 of its capital loss carryforward to offset capital gains during the fiscal year ended October 31, 2017. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of October 31, 2017, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$2,441,000

Pre-Enactment Losses:
Expiring 2018	$8,337,000

Management has analyzed the Series’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Series offers Class A, Class B, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class Z and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock.

38

The Fund is authorized to issue 4.8 billion shares of common stock, with a par value of $0.01 per share, which is divided into seven series. There are 700 million shares authorized for the Series, divided into six classes, designated Class A, Class B, Class C, Class Z, Class T and Class R6 common stock, each of which consists of 100 million, 5 million, 100 million, 180 million, 135 million and 180 million authorized shares, respectively.

The Series currently does not have any Class T shares outstanding.

As of April 30, 2018, Prudential, through its affiliate entities, including affiliated funds (if applicable), owned 4,646,085 Class R6 shares of the Series. At reporting period end, four shareholders of record held 41% of the Series’ outstanding shares on behalf of multiple beneficial owners, of which 5% were held by an affiliate of Prudential.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2018:
Shares sold	582,347	$4,686,359
Shares issued in reinvestment of dividends and distributions	477,662	3,697,101
Shares reacquired	(1,455,130)	(11,711,162)

Net increase (decrease) in shares outstanding before conversion	(395,121)	(3,327,702)
Shares issued upon conversion from other share class(es)	45,451	360,036
Shares reacquired upon conversion into other share class(es)	(84,718)	(681,550)

Net increase (decrease) in shares outstanding	(434,388)	$(3,649,216)

Year ended October 31, 2017:
Shares sold	752,431	$5,382,926
Shares issued in reinvestment of dividends and distributions	558,922	3,504,441
Shares reacquired	(3,695,192)	(25,772,057)

Net increase (decrease) in shares outstanding before conversion	(2,383,839)	(16,884,690)
Shares issued upon conversion from other share class(es)	184,434	1,286,550
Shares reacquired upon conversion into other share class(es)	(243,609)	(1,688,042)

Net increase (decrease) in shares outstanding	(2,443,014)	$(17,286,182)

Class B
Six months ended April 30, 2018:
Shares sold	28,886	$223,555
Shares issued in reinvestment of dividends and distributions	4,495	33,444
Shares reacquired	(21,949)	(170,020)

Net increase (decrease) in shares outstanding before conversion	11,432	86,979
Shares reacquired upon conversion into other share class(es)	(46,438)	(353,268)

Net increase (decrease) in shares outstanding	(35,006)	$(266,289)

Year ended October 31, 2017:
Shares sold	70,167	$511,080
Shares issued in reinvestment of dividends and distributions	6,760	40,832
Shares reacquired	(55,031)	(363,862)

Net increase (decrease) in shares outstanding before conversion	21,896	188,050
Shares reacquired upon conversion into other share class(es)	(120,582)	(808,620)

Net increase (decrease) in shares outstanding	(98,686)	$(620,570)

PGIM QMA International Equity Fund	39

Notes to Financial Statements (unaudited) (continued)

Class C	Shares	Amount
Six months ended April 30, 2018:
Shares sold	77,914	$596,966
Shares issued in reinvestment of dividends and distributions	27,319	202,979
Shares reacquired	(162,096)	(1,247,021)

Net increase (decrease) in shares outstanding	(56,863)	(447,076)
Shares reacquired upon conversion into other share class(es)	(2,871)	(22,263)

Net increase (decrease) in shares outstanding	(59,734)	$(469,339)

Year ended October 31, 2017:
Shares sold	151,352	$1,041,106
Shares issued in reinvestment of dividends and distributions	34,905	210,474
Shares reacquired	(470,230)	(3,105,114)

Net increase (decrease) in shares outstanding before conversion	(283,973)	(1,853,534)
Shares reacquired upon conversion into other share class(es)	(84,714)	(563,607)

Net increase (decrease) in shares outstanding	(368,687)	$(2,417,141)

Class Z
Six months ended April 30, 2018:
Shares sold	94,174	$760,430
Shares issued in reinvestment of dividends and distributions	45,785	356,667
Shares reacquired	(167,919)	(1,358,638)

Net increase (decrease) in shares outstanding before conversion	(27,960)	(241,541)
Shares issued upon conversion from other share class(es)	82,816	671,075

Net increase (decrease) in shares outstanding	54,856	$429,534

Year ended October 31, 2017:
Shares sold	650,610	$4,273,750
Shares issued in reinvestment of dividends and distributions	183,440	1,157,506
Shares reacquired	(825,492)	(5,651,314)

Net increase (decrease) in shares outstanding before conversion	8,558	(220,058)
Shares issued upon conversion from other shares class(es)	241,534	1,676,815
Shares reacquired upon conversion into other share class(es)	(5,687,349)	(35,945,590)

Net increase (decrease) in shares outstanding	(5,437,257)	$(34,488,833)

40

Class R6	Shares	Amount
Six months ended April 30, 2018:
Shares sold	208,526	$1,680,724
Shares issued in reinvestment of dividends and distributions	120,574	939,275
Shares reacquired	(523,815)	(4,270,672)

Net increase (decrease) in shares outstanding before conversion	(194,715)	(1,650,673)
Shares issued upon conversion from other share class(es)	3,193	25,970

Net increase (decrease) in shares outstanding	(191,522)	$(1,624,703)

Period* ended October 31, 2017:
Shares sold	201,769	$1,456,980
Shares reacquired†	(1,003,132)	(7,206,560)

Net increase (decrease) in shares outstanding before conversion	(801,363)	(5,749,580)
Shares issued upon conversion from other share class(es)	5,700,179	36,042,494

Net increase (decrease) in shares outstanding	4,898,816	$30,292,914

*	Commencement of offering was December 28, 2016.
†	Includes affiliated redemption of 1,582 shares with a value of $12,199 for Class R6 shares.

7. Borrowings

The Fund, on behalf of the Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Series’ portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Series utilized the SCA during the reporting period ended April 30, 2018. The average daily balance for the 47 days that the Series had loans outstanding during the period was $383,128, borrowed at a weighted average interest rate of 2.95%. The maximum loan balance outstanding during the period was $1,855,000. At April 30, 2018, the Series did not have an outstanding loan balance.

PGIM QMA International Equity Fund	41

Financial Highlights

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$7.95		$6.48	$6.65	$7.36	$7.37	$6.02
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.11	0.11	0.11	0.15	0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.10		1.49	(0.17)	(0.65)	(0.02)	1.36
Total from investment operations	0.16		1.60	(0.06)	(0.54)	0.13	1.48
Less Dividends:
Dividends from net investment income	(0.15)		(0.13)	(0.11)	(0.17)	(0.14)	(0.13)
Net asset value, end of period	$7.96		$7.95	$6.48	$6.65	$7.36	$7.37
Total Return(b):	2.01%		25.17%	(0.93)%	(7.37)%	1.84%	25.06%

Ratios/Supplemental Data:
Net assets, end of period (000)	$204,488		$207,626	$185,120	$211,314	$218,909	$234,668
Average net assets (000)	$209,335		$192,517	$189,980	$229,598	$232,049	$221,300
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.35%	(d)	1.58%	1.66%	1.62%	1.59%	1.59%
Expenses before waivers and/or expense reimbursement	1.46%	(d)	1.59%	1.66%	1.62%	1.59%	1.59%
Net investment income (loss)	1.44%	(d)	1.62%	1.69%	1.39%	2.02%	1.83%
Portfolio turnover rate(f)	58%	(e)	105%	114%	111%	134%	114%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Annualized.
(e)	Not Annualized.
(f)	The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

42

Class B Shares
	Six Months Ended April 30,		Year Ended October 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$7.60		$6.21	$6.37	$7.05	$7.07	$5.78
Income (loss) from investment operations:
Net investment income (loss)	0.01		0.05	0.06	0.05	0.10	0.07
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.10		10.43	(0.16)	(0.61)	(0.03)	1.32
Total from investment operations	0.11		1.48	(0.10)	(0.56)	0.07	1.39
Less Dividends:
Dividends from net investment income	(0.09)		(0.09)	(0.06)	(0.12)	(0.09)	(0.10)
Net asset value, end of period	$7.62		$7.60	$6.21	$6.37	$7.05	$7.07
Total Return(b):	1.41%		24.12%	(1.55)%	(7.96)%	1.10%	24.26%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,762		$3,020	$3,080	$4,774	$5,006	$6,066
Average net assets (000)	$2,933		$2,833	$3,710	$5,313	$5,868	$5,690
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.53%	(d)	2.39%	2.36%	2.32%	2.29%	2.29%
Expenses before waivers and/or expense reimbursement	3.11%	(d)	2.72%	2.36%	2.32%	2.29%	2.29%
Net investment income (loss)	0.25%	(d)	0.75%	0.96%	0.68%	1.35%	1.13%
Portfolio turnover rate(f)	58%	(e)	105%	114%	111%	134%	114%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Annualized.
(e)	Not Annualized.
(f)	The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA International Equity Fund	43

Financial Highlights (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$7.60		$6.20	$6.37	$7.05	$7.07	$5.78
Income (loss) from investment operations:
Net investment income (loss)	0.03		0.06	0.06	0.06	0.10	0.07
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.09		1.43	(0.17)	(0.62)	(0.03)	1.32
Total from investment operations	0.12		1.49	(0.11)	(0.56)	0.07	1.39
Less Dividends:
Dividends from net investment income	(0.09)		(0.09)	(0.06)	(0.12)	(0.09)	(0.10)
Net asset value, end of period	$7.63		$7.60	$6.20	$6.37	$7.05	$7.07
Total Return(b):	1.67%		24.33%	(1.71)%	(7.96)%	1.10%	24.27%

Ratios/Supplemental Data:
Net assets, end of period (000)	$16,268		$16,661	$15,892	$18,209	$18,146	$19,472
Average net assets (000)	$16,763		$15,736	$16,416	$20,086	$19,402	$18,341
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.11%	(d)	2.32%	2.36%	2.32%	2.29%	2.29%
Expenses before waivers and/or expense reimbursement	2.22%	(d)	2.33%	2.36%	2.32%	2.29%	2.29%
Net investment income (loss)	0.69%	(d)	0.86%	0.98%	0.71%	1.32%	1.13%
Portfolio turnover rate(f)	58%	(e)	105%	114%	111%	134%	114%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Annualized.
(e)	Not annualized.
(f)	The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

44

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.02		$6.54	$6.70	$7.42	$7.43	$6.07
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.11	0.13	0.13	0.16	0.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.10		1.52	(0.16)	(0.66)	(0.01)	1.36
Total from investment operations	0.17		1.63	(0.03)	(0.53)	0.15	1.51
Less Dividends:
Dividends from net investment income	(0.17)		(0.15)	(0.13)	(0.19)	(0.16)	(0.15)
Net asset value, end of period	$8.02		$8.02	$6.54	$6.70	$7.42	$7.43
Total Return(b):	2.15%		25.46%	(0.44)%	(7.15)%	2.12%	25.36%

Ratios/Supplemental Data:
Net assets, end of period (000)	$17,795		$17,344	$49,675	$54,726	$48,064	$71,753
Average net assets (000)	$17,722		$21,567	$50,923	$55,405	$53,881	$60,981
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.00%	(d)	1.31%	1.36%	1.32%	1.29%	1.29%
Expenses before waivers and/or expense reimbursement	1.11%	(d)	1.32%	1.36%	1.32%	1.29%	1.29%
Net investment income (loss)	1.81%	(d)	1.57%	1.99%	1.69%	2.07%	2.17%
Portfolio turnover rate(f)	58%	(e)	105%	114%	111%	134%	114%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Annualized.
(e)	Not annualized.
(f)	The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA International Equity Fund	45

Financial Highlights (continued)

Class R6 Shares
	Six Months Ended April 30, 2018		December 28, 2016(a) through October 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$8.04		$6.32
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.10		1.57
Total from investment operations	0.18		1.72
Less Dividends:
Dividends from net investment income	(0.19)		-
Net asset value, end of period	$8.03		$8.04
Total Return(c):	2.31%		27.22%

Ratios/Supplemental Data:
Net assets, end of period (000)	$37,797		$39,379
Average net assets (000)	$39,991		$37,891
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.78%	(e)	0.95%	(e)
Expenses before waivers and/or expense reimbursement	0.92%	(e)	0.99%	(e)
Net investment income (loss)	2.01%	(e)	2.45%	(e)
Portfolio turnover rate(g)	58%	(f)	105%	(f)

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

46

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM QMA International Equity Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QMA INTERNATIONAL EQUITY FUND

SHARE CLASS	A	B	C	Z	R6*
NASDAQ	PJRAX	PJRBX	PJRCX	PJIZX	PJRQX
CUSIP	743969859	743969867	743969875	743969883	743969578

*Formerly known as Class Q shares.

MF190E2

PGIM EMERGING MARKETS DEBT

LOCAL CURRENCY FUND

(Formerly known as Prudential Emerging Markets Debt Local Currency Fund)

SEMIANNUAL REPORT

APRIL 30, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Total return, through a combination of current income and capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2018 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2018 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Emerging Markets Debt Local Currency Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Emerging Markets Debt Local Currency Fund informative and useful. The report covers performance for the six-month period ended April 30, 2018.

We have important information to share with you. Effective June 11, 2018, Prudential Mutual Funds were renamed PGIM Funds. This renaming is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name has changed. Your Fund’s management and operation, along with its symbols, remained the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Emerging Markets Debt Local Currency Fund

June 15, 2018

*The Prudential Day One Funds did not change their names.

PGIM Emerging Markets Debt Local Currency Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/18 (without sales charges)	Average Annual Total Returns as of 4/30/18 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class A	4.48	2.44	–3.34	–0.68 (3/30/11)
Class C	3.89	5.22	–3.18	–0.66 (3/30/11)
Class Z	4.23	7.11	–2.19	0.27 (3/30/11)
Class R6**	4.53	7.33	–2.08	0.35 (3/30/11)
JP Morgan Government Bond Index-Emerging Markets Global Diversified Index
	5.15	8.38	–1.92	0.63
Lipper Emerging Markets Local Currency Debt Funds Average
	3.71	6.66	–2.14	0.46

Source: PGIM Investments LLC, Lipper, Inc. and JP Morgan

*Not annualized

**Formerly known as Class Q shares.

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6*
Maximum initial sales charge	4.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

*Formerly known as Class Q shares.

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Benchmark Definitions

JP Morgan Government Bond Index-Emerging Markets Global Diversified Index—The JP Morgan Government Bond Index-Emerging Markets Global Diversified Index, an unmanaged index, is a comprehensive emerging markets debt benchmark that tracks local currency bonds issued by emerging market governments.

Lipper Emerging Markets Local Currency Debt Funds Average—The Lipper Emerging Markets Local Currency Debt Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Emerging Markets Local Currency Debt Funds universe for the periods noted. Funds in the Lipper Average seek either current income or total return by investing at least 65% of total assets in debt issues denominated in the currency of their market of issuance. “Emerging markets” are defined by a country’s GNP per capita or other economic measures.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Distributions and Yields as of 4/30/18
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.19	5.14	4.40
Class C	0.16	4.56	2.17
Class Z	0.20	5.58	5.23
Class R6***	0.20	5.66	–200.00

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

***Formerly known as Class Q shares.

PGIM Emerging Markets Debt Local Currency Fund	7

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 4/30/18 (%)
AAA	1.5
AA	5.3
A	30.5
BBB	35.4
BB	14.9
B	10.8
Cash/Cash Equivalents	1.7
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Emerging Markets Debt Local Currency Fund	9

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Emerging Markets Debt Local Currency Fund		Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,044.80	1.13%	$5.73
	Hypothetical	$1,000.00	$1,019.19	1.13%	$5.66
Class C	Actual	$1,000.00	$1,038.90	1.88%	$9.50
	Hypothetical	$1,000.00	$1,015.47	1.88%	$9.39
Class Z	Actual	$1,000.00	$1,042.30	0.88%	$4.46
	Hypothetical	$1,000.00	$1,020.43	0.88%	$4.41
Class R6**	Actual	$1,000.00	$1,045.30	0.88%	$4.46
	Hypothetical	$1,000.00	$1,020.43	0.88%	$4.41

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2018, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

**Formerly known as Class Q shares.

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Schedule of Investments (unaudited)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS 96.7%

SOVEREIGN BONDS 91.9%

Argentina 1.8%
Argentine Bonos Del Tesoro, Bonds(a)	21.200%	09/19/18	ARS	7,650	$360,405
Argentine Republic Government International Bond, Sr. Unsec’d. Notes	5.625	01/26/22		260	262,210
Provincia de Buenos Aires,
Sr. Unsec’d. Notes	9.125	03/16/24		350	388,500
Sr. Unsec’d. Notes	9.950	06/09/21		140	155,357

					1,166,472

Brazil 11.7%
Brazil Loan Trust I, Gov’t. Gtd. Notes	5.477	07/24/23		108	111,072
Brazil Notas do Tesouro Nacionalie,
Notes, Ser. NTNF	10.000	01/01/21	BRL	3,834	1,149,416
Notes, Ser. NTNF	10.000	01/01/23	BRL	12,181	3,620,622
Notes, Ser. NTNF	10.000	01/01/25	BRL	2,751	809,671
Notes, Ser. NTNF	10.000	01/01/27	BRL	5,755	1,679,391
Brazilian Government International Bond, Sr. Unsec’d. Notes	8.500	01/05/24	BRL	54	15,922
State of Minas Gerais, Sec’d. Notes	5.333	02/15/28		435	432,825

					7,818,919

Chile 2.9%
Bonos De La Tesoreria De La Republica En Pesos, Bonds	4.500	03/01/26	CLP	1,190,000	1,947,049

Colombia 4.0%
Colombian TES,
Bonds, Ser. B	6.000	04/28/28	COP	5,815,000	2,003,447
Bonds, Ser. B	10.000	07/24/24	COP	1,580,000	679,608

					2,683,055

Cote d’lvoire 0.4%
Ivory Coast Government International Bond, Sr. Unsec’d. Notes	5.375	07/23/24		250	244,650

Czech Republic 1.9%
Czech Republic Government Bond,
Bonds, Ser. 46	3.750	09/12/20	CZK	6,500	328,635
Bonds, Ser. 89	2.400	09/17/25	CZK	9,190	460,915
Bonds, Ser. 95	0.450	10/25/23	CZK	3,270	148,067
Bonds, Ser. 95	1.000	06/26/26	CZK	7,100	319,013

					1,256,630

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)

Ecuador 1.0%
Ecuador Government International Bond,
Sr. Unsec’d. Notes	7.950%	06/20/24		200	$188,000
Sr. Unsec’d. Notes	10.750	03/28/22		460	485,300

					673,300

Egypt 0.3%
Egypt Government International Bond, Sr. Unsec’d. Notes, MTN	6.125	01/31/22		215	220,633

El Salvador 0.3%
El Salvador Government International Bond, Sr. Unsec’d. Notes	7.750	01/24/23		185	199,115

Gabon 0.3%
Gabon Government International Bond, Bonds	6.375	12/12/24		200	194,918

Ghana 0.6%
Ghana Government International Bond, Sr. Unsec’d. Notes	7.875	08/07/23		400	433,880

Greece 0.6%
Hellenic Republic Government Bond, Sr. Unsec’d Notes	3.500	01/30/23	EUR	310	385,040

Hungary 2.1%
Hungary Government Bond,
Bonds, Ser. 21/B	2.500	10/27/21	HUF	76,900	311,998
Bonds, Ser. 23/A	6.000	11/24/23	HUF	68,710	328,199
Bonds, Ser. 25/B	5.500	06/24/25	HUF	89,380	422,390
Bonds, Ser. 31/A	3.250	10/22/31	HUF	88,930	349,035

					1,411,622

Indonesia 10.5%
Indonesia Treasury Bond,
Sr. Unsec’d. Notes, Ser. FR53	8.250	07/15/21	IDR	7,820,000	590,189
Sr. Unsec’d. Notes, Ser. FR56	8.375	09/15/26	IDR	17,020,000	1,323,064
Sr. Unsec’d. Notes, Ser. FR59	7.000	05/15/27	IDR	4,890,000	354,119
Sr. Unsec’d. Notes, Ser. FR61	7.000	05/15/22	IDR	3,000,000	218,868
Sr. Unsec’d. Notes, Ser. FR63	5.625	05/15/23	IDR	250,000	17,367
Sr. Unsec’d Notes, Ser. FR64	6.125	05/15/28	IDR	10,305,000	696,259
Sr. Unsec’d. Notes, Ser. FR65	6.625	05/15/33	IDR	5,700,000	387,784
Sr. Unsec’d. Notes, Ser. FR68	8.375	03/15/34	IDR	13,300,000	1,040,101
Sr. Unsec’d. Notes, Ser. FR70	8.375	03/15/24	IDR	7,910,000	609,594
Sr. Unsec’d. Notes, Ser. FR71	9.000	03/15/29	IDR	7,310,000	600,990

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)

Indonesia (cont’d.)
Indonesia Treasury Bond, (cont’d.)
Sr. Unsec’d. Notes, Ser. FR72	8.250%	05/15/36	IDR	12,850,000	$989,669
Sr. Unsec’d. Notes, Ser. FR73	8.750	05/15/31	IDR	2,705,000	218,247

					7,046,251

Iraq 1.0%
Iraq International Bond,
Sr. Unsec’d. Notes	6.752	03/09/23		480	479,649
Sr. Unsec’d. Notes, 144A	6.752	03/09/23		200	199,853

					679,502

Malaysia 7.2%
Malaysia Government Bond,
Sr. Unsec’d. Notes, Ser. 0111	4.160	07/15/21	MYR	130	33,510
Sr. Unsec’d. Notes, Ser. 0116	3.800	08/17/23	MYR	2,000	505,125
Sr. Unsec’d. Notes, Ser. 0118	3.882	03/14/25	MYR	1,400	354,095
Sr. Unsec’d. Notes, Ser. 0216	4.736	03/15/46	MYR	560	138,235
Sr. Unsec’d. Notes, Ser. 0217	4.059	09/30/24	MYR	335	85,949
Sr. Unsec’d. Notes, Ser. 0311	4.392	04/15/26	MYR	660	171,034
Sr. Unsec’d. Notes, Ser. 0313	3.480	03/15/23	MYR	1,750	435,579
Sr. Unsec’d. Notes, Ser. 0315	3.659	10/15/20	MYR	520	132,525
Sr. Unsec’d. Notes, Ser. 0316	3.900	11/30/26	MYR	3,070	767,796
Sr. Unsec’d. Notes, Ser. 0411	4.232	06/30/31	MYR	1,770	437,486
Sr. Unsec’d. Notes, Ser. 0413	3.844	04/15/33	MYR	1,335	310,761
Sr. Unsec’d. Notes, Ser. 0417	3.899	11/16/27	MYR	130	32,458
Sr. Unsec’d. Notes, Ser. 0515	3.759	03/15/19	MYR	520	132,828
Sr. Unsec’d. Notes, Ser. 0517	3.441	02/15/21	MYR	2,250	569,145
Sr. Unsec’d. Notes, Ser. 0902	4.378	11/29/19	MYR	710	183,078
Malaysia Government Investment Issue Sr. Unsec’d. Notes, Ser. 0416	3.226	04/15/20	MYR	2,180	549,697

					4,839,301

Mexico 10.3%
Mexican Bonos,
Bonds, Ser. M	6.500	06/09/22	MXN	25,750	1,333,718
Bonds, Ser. M	8.000	06/11/20	MXN	6,550	355,020
Bonds, Ser. M	8.000	11/07/47	MXN	19,850	1,101,108
Bonds, Ser. M 20	7.500	06/03/27	MXN	59,311	3,172,918
Bonds, Ser. M 30	10.000	11/20/36	MXN	11,233	741,954
Sr. Unsec’d. Notes, Ser. M	8.000	12/07/23	MXN	3,127	172,025

					6,876,743

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)

Mongolia 0.7%
Mongolia Government International Bond, Sr. Unsec’d. Notes, MTN	10.875%	04/06/21		400	$457,175

Nigeria 0.5%
Nigeria Government International Bond, Sr. Unsec’d. Notes	5.625	06/27/22		350	356,125

Pakistan 0.9%
Pakistan Government International Bond, Sr. Unsec’d. Notes	8.250	04/15/24		200	207,831
Third Pakistan International Sukuk Co. Ltd/The, Sr. Unsec’d. Notes, 144A	5.625	12/05/22		400	385,485

					593,316

Peru 2.8%
Peru Government Bond,
Bonds	6.950	08/12/31	PEN	190	65,983
Sr. Unsec’d. Notes, 144A	6.150	08/12/32	PEN	285	91,732
Peruvian Government International Bond,
Sr. Unsec’d. Notes	5.200	09/12/23	PEN	233	75,028
Sr. Unsec’d. Notes	6.950	08/12/31	PEN	4,735	1,644,373

					1,877,116

Philippines 0.1%
Philippine Government Bond, Sr. Unsec’d. Notes	3.625	09/09/25	PHP	5,600	94,147

Poland 4.7%
Republic of Poland Government Bond,
Bonds, Ser. 0727	2.500	07/25/27	PLN	9,750	2,656,502
Bonds, Ser. 0123	2.500	01/25/23	PLN	810	232,118
Bonds, Ser. 1023	4.000	10/25/23	PLN	870	266,613

					3,155,233

Romania 0.8%
Romania Government Bond, Bonds, Ser. 5YR	3.250	03/22/21	RON	2,065	530,454

Russia 3.7%
Russian Federal Bond - OFZ,
Bonds, Ser. 6218	8.500	09/17/31	RUB	52,800	924,948
Bonds, Ser. 6219	7.750	09/16/26	RUB	29,850	492,034
Bonds, Ser. 6221	7.700	03/23/33	RUB	43,100	701,879
Bonds, Ser. 6222	7.100	10/16/24	RUB	20,650	330,223

					2,449,084

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)

Singapore 1.5%
Singapore Government Bond,
Sr. Unsec’d. Notes	1.750%	02/01/23	SGD	225	$166,443
Sr. Unsec’d. Notes	2.375	06/01/25	SGD	1,091	818,908

					985,351

South Africa 8.5%
Republic of South Africa Government Bond,
Bonds, Ser. 2032	8.250	03/31/32	ZAR	13,784	1,060,898
Bonds, Ser. 2044	8.750	01/31/44	ZAR	15,490	1,203,154
Bonds, Ser. 2048	8.750	02/28/48	ZAR	3,081	239,679
Bonds, Ser. 2040	9.000	01/31/40	ZAR	16,820	1,346,870
Bonds, Ser. R186	10.500	12/21/26	ZAR	20,227	1,851,036

					5,701,637

South Korea 0.5%
Korea Treasury Bond, Sr. Unsec’d. Notes, Ser. 1906	1.500	06/10/19	KRW	350,000	326,301

Sri Lanka 0.3%
Republic Of Sri Lanka, Sr. Unsec’d Notes	6.250	07/27/21		200	205,840

Thailand 4.1%
Thailand Government Bond,
Sr. Unsec’d. Notes	2.125	12/17/26	THB	11,900	367,230
Sr. Unsec’d. Notes	2.875	06/17/46	THB	3,150	90,110
Sr. Unsec’d. Notes	3.400	06/17/36	THB	31,850	1,045,292
Sr. Unsec’d. Notes	3.625	06/16/23	THB	8,530	291,910
Sr. Unsec’d. Notes	3.775	06/25/32	THB	600	20,739
Sr. Unsec’d. Notes	3.875	06/13/19	THB	10,200	331,783
Sr. Unsec’d. Notes	4.875	06/22/29	THB	15,170	578,655

					2,725,719

Turkey 4.6%
Turkey Government Bond,
Bonds	7.100	03/08/23	TRY	3,515	690,031
Bonds	8.000	03/12/25	TRY	2,258	445,808
Bonds	8.800	09/27/23	TRY	975	204,860
Bonds	10.600	02/11/26	TRY	4,664	1,050,580
Turkey Government International Bond,
Sr. Unsec’d. Notes	5.625	03/30/21		100	103,129
Sr. Unsec’d. Notes	6.250	09/26/22		550	578,194

					3,072,602

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)

Ukraine 1.0%
Ukraine Government International Bond, Sr. Unsec’d. Notes	7.750%	09/01/22		665	$678,140

Uruguay 0.3%
Uruguay Government International Bond,
Sr. Unsec’d. Notes	9.875	06/20/22	UYU	3,260	119,251
Sr. Unsec’d. Notes, 144A	8.500	03/15/28	UYU	1,870	62,782

					182,033

TOTAL SOVEREIGN BONDS (cost $62,124,948)					61,467,353

CORPORATE BONDS 4.8%

Bermuda 0.3%
Digicel Limited, Sr. Unsec’d. Notes	6.750	03/01/23		235	214,776

Brazil 1.4%
Petrobras Global Finance BV,
Gtd. Notes	6.250	03/17/24		865	909,980
Gtd. Notes, 144A	5.299	01/27/25		20	19,670

					929,650

Mexico 1.8%
America Movil SAB de CV, Sr. Unsec’d. Notes	6.450	12/05/22	MXN	7,500	369,645
Petroleos Mexicanos,
Gtd. Notes, MTN	4.625	09/21/23		280	276,351
Gtd. Notes	6.500	03/13/27		190	196,766
Gtd. Notes, MTN	6.875	08/04/26		125	133,875
Gtd. Notes, 144A	7.650	11/24/21	MXN	4,120	212,463

					1,189,100

Russia 0.3%
Vnesheconombank Via VEB Finance PLC, Sr. Unsec’d. Notes	5.942	11/21/23		200	207,718

South Africa 0.7%
Eskom Holding SOC Ltd., Sr. Unsec’d. Notes	5.750	01/26/21		435	433,756

Tunisia 0.3%
Banque Centrale de Tunisie International Bond, Sr. Unsec’d. Notes	5.625	02/17/24	EUR	180	220,988

TOTAL CORPORATE BONDS (cost $3,539,689)					3,195,988

TOTAL LONG-TERM INVESTMENTS (cost $65,664,637)					64,663,341

See Notes to Financial Statements.

16

Description	Shares	Value
SHORT-TERM INVESTMENTS 1.5%

AFFILIATED MUTUAL FUNDS 1.4%
Prudential Investment Portfolios 2 - PGIM Core Ultra Short Bond Fund(w)	574,168	$574,168
Prudential Investment Portfolios 2 - PGIM Institutional Money Market Fund (cost $402,536; includes $401,905 of cash collateral for securities on loan)(b)(w)	402,577	402,577

TOTAL AFFILIATED MUTUAL FUNDS (cost $976,704)		976,745

OPTIONS PURCHASED~* 0.1%
TOTAL OPTIONS PURCHASED (cost $49,612)		46,035

TOTAL SHORT-TERM INVESTMENTS (cost $1,026,316)		1,022,780

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 98.2% (cost $66,690,953)		65,686,121

OPTIONS WRITTEN~* (0.0)%
TOTAL OPTIONS WRITTEN (premiums received $32,936)		(25,087)

TOTAL INVESTMENTS 98.2% (cost $66,658,017)		65,661,034
Other assets in excess of liabilities(z) 1.8%		1,201,131

NET ASSETS 100.0%		$66,862,165

The following abbreviations are used in the semiannual report:

M—Monthly payment frequency for swaps

Q—Quarterly payment frequency for swaps

S—Semiannual payment frequency for swaps

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

OTC—Over-the-counter

ARS—Argentine Peso

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi (offshore)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RON—Romanian Leu

RUB—Russian Ruble

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

UYU—Uruguayan Peso

ZAR—South African Rand

*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $384,400; cash collateral of $401,905 (included with liabilities) was received with which the Series purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 - PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in total investments, net of written options, at market value.

OTC Options Purchased:

OTC Traded
Description	Call/Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option EUR vs BRL	Call	Citigroup Global Markets	02/21/19	4.15	—	EUR 200	$20,384
Currency Option USD vs MXN	Call	UBS AG	01/25/19	18.75	—	400	25,651

Total Options Purchased (cost $49,612)							$46,035

See Notes to Financial Statements.

18

OTC Options Written:

OTC Traded
Description	Call/Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option EUR vs BRL	Call	Citigroup Global Markets	02/21/19	4.55	—	EUR 200	$(9,293)
Currency Option USD vs MXN	Call	UBS AG	01/25/19	20.75	—	400	(9,869)
Currency Option EUR vs BRL	Put	Citigroup Global Markets	02/21/19	3.90	—	EUR 200	(1,709)
Currency Option USD vs MXN	Put	UBS AG	01/25/19	17.75	—	400	(4,216)

Total Options Written (premiums received $32,936)							$(25,087)

Forward foreign currency exchange contracts outstanding at April 30, 2018:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 05/03/2018	Citigroup Global Markets	ARS	11,931	$586,866	$579,788	$—	$(7,078)
Expiring 05/24/2018	BNP Paribas	ARS	3,222	156,388	153,215	—	(3,173)
Australian Dollar,
Expiring 07/12/2018	Citigroup Global Markets	AUD	462	359,524	348,281	—	(11,243)
Brazilian Real,
Expiring 05/03/2018	Barclays Capital Group	BRL	130	39,815	37,165	—	(2,650)
Expiring 05/03/2018	Barclays Capital Group	BRL	155	47,273	44,227	—	(3,046)
Expiring 05/03/2018	Barclays Capital Group	BRL	684	205,785	195,053	—	(10,732)
Expiring 05/03/2018	Citigroup Global Markets	BRL	494	148,298	141,000	—	(7,298)
Expiring 05/03/2018	Goldman Sachs & Co.	BRL	752	226,820	214,473	—	(12,347)
Expiring 05/03/2018	JPMorgan Chase	BRL	342	103,583	97,459	—	(6,124)
Expiring 05/03/2018	JPMorgan Chase	BRL	448	136,792	127,901	—	(8,891)
Expiring 05/03/2018	Morgan Stanley	BRL	410	125,889	116,979	—	(8,910)
Expiring 05/03/2018	UBS AG	BRL	91	27,565	26,081	—	(1,484)
Expiring 05/03/2018	UBS AG	BRL	489	146,755	139,667	—	(7,088)
Expiring 07/03/2018	Goldman Sachs & Co.	BRL	1,275	363,638	361,647	—	(1,991)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Brazilian Real, (cont’d.)
Expiring 07/03/2018	JPMorgan Chase	BRL	259	$74,002	$73,576	$—	$(426)
Expiring 02/25/2019	Citigroup Global Markets	BRL	857	253,700	238,941	—	(14,759)
British Pound,
Expiring 07/26/2018	JPMorgan Chase	GBP	247	345,882	341,302	—	(4,580)
Chilean Peso,
Expiring 07/13/2018	Citigroup Global Markets	CLP	129,290	214,756	210,748	—	(4,008)
Expiring 07/13/2018	Citigroup Global Markets	CLP	323,430	538,538	527,206	—	(11,332)
Expiring 07/13/2018	JPMorgan Chase	CLP	24,668	40,365	40,210	—	(155)
Chinese Renminbi,
Expiring 07/24/2018	Barclays Capital Group	CNH	40	6,416	6,369	—	(47)
Colombian Peso,
Expiring 06/15/2018	Barclays Capital Group	COP	3,186,248	1,106,835	1,133,619	26,784	—
Expiring 06/15/2018	Citigroup Global Markets	COP	248,935	90,932	88,567	—	(2,365)
Expiring 06/15/2018	Citigroup Global Markets	COP	488,136	170,680	173,671	2,991	—
Expiring 06/15/2018	Citigroup Global Markets	COP	596,077	214,756	212,075	—	(2,681)
Expiring 06/15/2018	Citigroup Global Markets	COP	3,186,248	1,109,031	1,133,619	24,588	—
Expiring 06/15/2018	Hong Kong & Shanghai Bank	COP	839,000	293,255	298,504	5,249	—
Expiring 06/15/2018	JPMorgan Chase	COP	214,154	75,027	76,193	1,166	—
Expiring 06/15/2018	JPMorgan Chase	COP	623,176	222,008	221,717	—	(291)
Expiring 06/15/2018	JPMorgan Chase	COP	823,572	296,249	293,015	—	(3,234)
Expiring 06/15/2018	UBS AG	COP	59,583	21,086	21,199	113	—
Expiring 06/15/2018	UBS AG	COP	264,469	95,279	94,094	—	(1,185)
Czech Koruna,
Expiring 07/12/2018	Citigroup Global Markets	CZK	2,550	121,095	120,806	—	(289)
Expiring 07/12/2018	Citigroup Global Markets	CZK	50,055	2,435,722	2,371,729	—	(63,993)
Expiring 07/12/2018	Hong Kong & Shanghai Bank	CZK	6,989	333,869	331,166	—	(2,703)
Expiring 07/12/2018	JPMorgan Chase	CZK	1,255	61,736	59,468	—	(2,268)

See Notes to Financial Statements.

20

Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Egyptian Pound,
Expiring 09/27/2018	Citigroup Global Markets	EGP	4,643	$252,913	$255,709	$2,796	$—
Expiring 10/11/2018	Citigroup Global Markets	EGP	3,195	171,480	175,455	3,975	—
Expiring 10/11/2018	JPMorgan Chase	EGP	3,157	171,259	173,395	2,136	—
Hungarian Forint,
Expiring 07/24/2018	Citigroup Global Markets	HUF	27,778	107,640	107,535	—	(105)
Expiring 07/24/2018	Citigroup Global Markets	HUF	34,413	134,077	133,224	—	(853)
Expiring 07/24/2018	Deutsche Bank AG	HUF	675,873	2,695,300	2,616,507	—	(78,793)
Indian Rupee,
Expiring 07/20/2018	Barclays Capital Group	INR	50,883	766,107	755,799	—	(10,308)
Expiring 07/20/2018	Citigroup Global Markets	INR	3,392	51,471	50,389	—	(1,082)
Expiring 07/20/2018	Deutsche Bank AG	INR	53,257	802,486	791,068	—	(11,418)
Expiring 07/20/2018	Morgan Stanley	INR	14,209	216,811	211,053	—	(5,758)
Expiring 07/20/2018	UBS AG	INR	3,930	58,000	58,368	368	—
Expiring 07/20/2018	UBS AG	INR	11,619	173,000	172,592	—	(408)
Indonesian Rupiah,
Expiring 07/16/2018	Barclays Capital Group	IDR	1,470,560	104,000	104,767	767	—
Expiring 07/16/2018	Barclays Capital Group	IDR	3,510,967	248,000	250,132	2,132	—
Expiring 07/16/2018	Citigroup Global Markets	IDR	824,772	59,490	58,759	—	(731)
Expiring 07/16/2018	JPMorgan Chase	IDR	3,078,900	220,000	219,350	—	(650)
Israeli Shekel,
Expiring 07/26/2018	Morgan Stanley	ILS	10	2,889	2,877	—	(12)
Japanese Yen,
Expiring 07/26/2018	Citigroup Global Markets	JPY	38,776	361,022	356,901	—	(4,121)
Malaysian Ringgit,
Expiring 05/22/2018	Barclays Capital Group	MYR	98	24,889	24,952	63	—
Expiring 05/22/2018	UBS AG	MYR	292	75,672	74,319	—	(1,353)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	21

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Mexican Peso,
Expiring 06/28/2018	Citigroup Global Markets	MXN	2,780	$149,865	$147,251	$—	$(2,614)
Expiring 06/28/2018	Citigroup Global Markets	MXN	6,532	358,342	345,985	—	(12,357)
Expiring 06/28/2018	Goldman Sachs & Co.	MXN	8,945	470,558	473,815	3,257	—
Expiring 06/28/2018	Hong Kong & Shanghai Bank	MXN	5,793	312,238	306,833	—	(5,405)
Expiring 06/28/2018	JPMorgan Chase	MXN	455	24,436	24,118	—	(318)
Expiring 06/28/2018	Morgan Stanley	MXN	2,319	125,000	122,820	—	(2,180)
Expiring 06/28/2018	Morgan Stanley	MXN	4,376	236,623	231,810	—	(4,813)
Expiring 01/29/2019	JPMorgan Chase	MXN	586	30,823	30,028	—	(795)
Expiring 01/29/2019	UBS AG	MXN	3,778	191,000	193,672	2,672	—
Expiring 01/29/2019	UBS AG	MXN	4,131	209,000	211,780	2,780	—
New Taiwanese Dollar,
Expiring 07/13/2018	Citigroup Global Markets	TWD	2,464	84,000	83,726	—	(274)
Expiring 07/13/2018	Citigroup Global Markets	TWD	3,696	127,000	125,615	—	(1,385)
Expiring 07/13/2018	Toronto Dominion	TWD	3,795	131,000	128,971	—	(2,029)
Expiring 07/13/2018	UBS AG	TWD	2,725	92,000	92,615	615	—
Expiring 07/13/2018	UBS AG	TWD	2,795	95,000	94,968	—	(32)
Expiring 07/13/2018	UBS AG	TWD	3,351	115,000	113,891	—	(1,109)
Expiring 07/13/2018	UBS AG	TWD	5,331	183,000	181,166	—	(1,834)
Expiring 07/13/2018	UBS AG	TWD	6,568	223,000	223,221	221	—
Expiring 07/13/2018	UBS AG	TWD	7,447	255,000	253,086	—	(1,914)
Peruvian Nuevo Sol,
Expiring 07/13/2018	Citigroup Global Markets	PEN	143	44,135	43,900	—	(235)
Expiring 07/13/2018	Citigroup Global Markets	PEN	3,276	1,012,429	1,004,945	—	(7,484)
Expiring 07/13/2018	JPMorgan Chase	PEN	153	47,093	46,931	—	(162)
Philippine Peso,
Expiring 06/14/2018	Barclays Capital Group	PHP	16,746	320,000	322,843	2,843	—
Expiring 06/14/2018	Deutsche Bank AG	PHP	18,796	360,814	362,376	1,562	—

See Notes to Financial Statements.

22

Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Polish Zloty,
Expiring 07/24/2018	Hong Kong & Shanghai Bank	PLN	464	$133,271	$132,480	$—	$(791)
Expiring 07/24/2018	UBS AG	PLN	14,883	4,394,465	4,247,281	—	(147,184)
Romanian Leu,
Expiring 07/24/2018	Citigroup Global Markets	RON	182	47,091	47,074	—	(17)
Expiring 07/24/2018	Citigroup Global Markets	RON	5,355	1,423,651	1,387,387	—	(36,264)
Russian Ruble,
Expiring 07/13/2018	Barclays Capital Group	RUB	13,540	217,358	213,082	—	(4,276)
Expiring 07/13/2018	Barclays Capital Group	RUB	183,019	3,142,355	2,880,296	—	(262,059)
Singapore Dollar,
Expiring 05/11/2018	Bank of America	SGD	359	269,720	270,453	733	—
Expiring 05/11/2018	Deutsche Bank AG	SGD	359	270,268	270,452	184	—
Expiring 05/11/2018	JPMorgan Chase	SGD	20	15,228	15,027	—	(201)
Expiring 05/11/2018	JPMorgan Chase	SGD	43	32,864	32,485	—	(379)
Expiring 05/11/2018	JPMorgan Chase	SGD	54	41,382	40,818	—	(564)
Expiring 05/11/2018	JPMorgan Chase	SGD	658	496,586	496,606	20	—
Expiring 05/11/2018	Morgan Stanley	SGD	45	34,304	33,898	—	(406)
Expiring 05/11/2018	Morgan Stanley	SGD	48	36,000	35,894	—	(106)
South African Rand,
Expiring 06/12/2018	Barclays Capital Group	ZAR	2,426	206,202	193,511	—	(12,691)
Expiring 06/12/2018	Citigroup Global Markets	ZAR	1,324	108,720	105,559	—	(3,161)
Expiring 06/12/2018	Citigroup Global Markets	ZAR	1,426	119,878	113,693	—	(6,185)
Expiring 06/12/2018	Goldman Sachs & Co.	ZAR	3,313	280,686	264,200	—	(16,486)
Expiring 06/12/2018	JPMorgan Chase	ZAR	256	21,754	20,426	—	(1,328)
Expiring 06/12/2018	JPMorgan Chase	ZAR	602	49,739	48,045	—	(1,694)
Expiring 06/12/2018	JPMorgan Chase	ZAR	1,632	135,681	130,160	—	(5,521)
Expiring 06/12/2018	JPMorgan Chase	ZAR	1,675	137,755	133,574	—	(4,181)
Expiring 06/12/2018	Morgan Stanley	ZAR	2,199	183,908	175,410	—	(8,498)
Expiring 06/12/2018	Toronto Dominion	ZAR	3,327	276,063	265,356	—	(10,707)
Expiring 06/12/2018	UBS AG	ZAR	507	42,371	40,414	—	(1,957)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	23

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
South Korean Won,
Expiring 05/09/2018	Barclays Capital Group	KRW	381,922	$362,481	$357,669	$—	$(4,812)
Expiring 05/09/2018	Citigroup Global Markets	KRW	55,139	51,704	51,638	—	(66)
Expiring 05/09/2018	Deutsche Bank AG	KRW	3,862	3,573	3,617	44	—
Expiring 05/09/2018	Deutsche Bank AG	KRW	237,463	219,345	222,383	3,038	—
Thai Baht,
Expiring 05/11/2018	Barclays Capital Group	THB	643	20,514	20,393	—	(121)
Expiring 05/11/2018	BNP Paribas	THB	36,000	1,144,252	1,141,049	—	(3,203)
Expiring 05/11/2018	Citigroup Global Markets	THB	1,092	35,064	34,602	—	(462)
Expiring 05/11/2018	Citigroup Global Markets	THB	1,521	48,913	48,206	—	(707)
Expiring 05/11/2018	Citigroup Global Markets	THB	1,772	56,000	56,161	161	—
Expiring 05/11/2018	Citigroup Global Markets	THB	2,423	77,680	76,794	—	(886)
Expiring 05/11/2018	Citigroup Global Markets	THB	2,804	89,888	88,885	—	(1,003)
Expiring 05/11/2018	Citigroup Global Markets	THB	2,930	93,000	92,853	—	(147)
Expiring 05/11/2018	Citigroup Global Markets	THB	4,294	136,000	136,104	104	—
Expiring 05/11/2018	Citigroup Global Markets	THB	4,841	154,000	153,444	—	(556)
Expiring 05/11/2018	Citigroup Global Markets	THB	7,523	242,000	238,442	—	(3,558)
Expiring 05/11/2018	Citigroup Global Markets	THB	11,377	361,701	360,601	—	(1,100)
Expiring 05/11/2018	Citigroup Global Markets	THB	64,781	2,056,206	2,053,279	—	(2,927)
Expiring 05/11/2018	Hong Kong & Shanghai Bank	THB	3,314	106,247	105,054	—	(1,193)
Expiring 05/11/2018	Morgan Stanley	THB	1,640	52,465	51,993	—	(472)

See Notes to Financial Statements.

24

Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Turkish Lira,
Expiring 06/12/2018	Barclays Capital Group	TRY	606	$143,809	$147,087	$3,278	$—
Expiring 06/12/2018	Barclays Capital Group	TRY	1,394	343,670	338,526	—	(5,144)
Expiring 06/12/2018	Citigroup Global Markets	TRY	89	21,900	21,726	—	(174)
Expiring 06/12/2018	Citigroup Global Markets	TRY	90	22,208	21,929	—	(279)
Expiring 06/12/2018	Citigroup Global Markets	TRY	180	43,900	43,665	—	(235)
Expiring 06/12/2018	Citigroup Global Markets	TRY	231	56,389	56,032	—	(357)
Expiring 06/12/2018	Citigroup Global Markets	TRY	350	86,647	85,085	—	(1,562)
Expiring 06/12/2018	Citigroup Global Markets	TRY	899	218,570	218,183	—	(387)
Expiring 06/12/2018	Citigroup Global Markets	TRY	1,036	263,242	251,463	—	(11,779)
Expiring 06/12/2018	Citigroup Global Markets	TRY	1,288	312,918	312,778	—	(140)
Expiring 06/12/2018	Citigroup Global Markets	TRY	1,338	332,654	324,904	—	(7,750)
Expiring 06/12/2018	Citigroup Global Markets	TRY	1,466	362,550	355,926	—	(6,624)
Expiring 06/12/2018	Citigroup Global Markets	TRY	8,596	2,197,132	2,087,107	—	(110,025)
Expiring 06/12/2018	Goldman Sachs & Co.	TRY	43	10,403	10,416	13	—
Expiring 06/12/2018	Goldman Sachs & Co.	TRY	270	65,622	65,654	32	—
Expiring 06/12/2018	Goldman Sachs & Co.	TRY	1,081	259,500	262,490	2,990	—
Expiring 06/12/2018	Morgan Stanley	TRY	363	89,762	88,224	—	(1,538)
Expiring 06/12/2018	UBS AG	TRY	801	197,730	194,364	—	(3,366)

				$45,147,011	$44,182,554	$97,675	$(1,062,132)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	25

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):

Sales Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 05/03/2018	BNP Paribas	ARS	2,313	$112,840	$112,411	$429	$—
Expiring 05/03/2018	Citigroup Global Markets	ARS	6,148	300,000	298,744	1,256	—
Expiring 05/03/2018	Citigroup Global Markets	ARS	4,139	201,467	201,142	325	—
Expiring 05/24/2018	Citigroup Global Markets	ARS	669	31,333	31,807	—	(474)
Australian Dollar,
Expiring 07/12/2018	Citigroup Global Markets	AUD	466	358,369	350,966	7,403	—
Brazilian Real,
Expiring 05/03/2018	Bank of America	BRL	321	94,210	91,636	2,574	—
Expiring 05/03/2018	Citigroup Global Markets	BRL	1,474	429,512	420,515	8,997	—
Expiring 05/03/2018	Citigroup Global Markets	BRL	125	36,620	35,528	1,092	—
Expiring 05/03/2018	Goldman Sachs & Co.	BRL	1,275	365,504	363,829	1,675	—
Expiring 05/03/2018	Goldman Sachs & Co.	BRL	398	117,349	113,576	3,773	—
Expiring 05/03/2018	UBS AG	BRL	403	117,000	114,921	2,079	—
Expiring 07/03/2018	BNP Paribas	BRL	1,240	352,171	351,635	536	—
Chilean Peso,
Expiring 07/13/2018	Barclays Capital Group	CLP	78,137	128,771	127,367	1,404	—
Expiring 07/13/2018	Barclays Capital Group	CLP	65,934	109,000	107,476	1,524	—
Expiring 07/13/2018	Barclays Capital Group	CLP	37,779	62,020	61,582	438	—
Expiring 07/13/2018	Citigroup Global Markets	CLP	380,882	628,331	620,855	7,476	—
Expiring 07/13/2018	Citigroup Global Markets	CLP	87,411	143,332	142,484	848	—
Expiring 07/13/2018	UBS AG	CLP	53,413	89,000	87,066	1,934	—
Colombian Peso,
Expiring 06/15/2018	Citigroup Global Markets	COP	402,696	141,000	143,273	—	(2,273)
Expiring 06/15/2018	UBS AG	COP	948,179	336,472	337,348	—	(876)

See Notes to Financial Statements.

26

Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):

Sales Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Czech Koruna,
Expiring 07/12/2018	Morgan Stanley	CZK	4,612	$220,107	$218,507	$1,600	$—
Expiring 07/12/2018	Morgan Stanley	CZK	1,224	59,000	57,997	1,003	—
Expiring 07/12/2018	UBS AG	CZK	7,098	336,374	336,323	51	—
Euro,
Expiring 07/26/2018	Citigroup Global Markets	EUR	554	672,748	673,300	—	(552)
Expiring 07/26/2018	Goldman Sachs & Co.	EUR	81	100,593	98,810	1,783	—
Expiring 07/26/2018	Toronto Dominion	EUR	132	162,436	160,507	1,929	—
Expiring 02/25/2019	Citigroup Global Markets	EUR	200	253,730	247,817	5,913	—
Hungarian Forint,
Expiring 07/24/2018	Morgan Stanley	HUF	59,160	230,216	229,025	1,191	—
Expiring 07/24/2018	Morgan Stanley	HUF	26,725	104,000	103,459	541	—
Indian Rupee,
Expiring 07/20/2018	UBS AG	INR	7,319	108,268	108,714	—	(446)
Indonesian Rupiah,
Expiring 07/16/2018	Citigroup Global Markets	IDR	1,407,410	101,669	100,268	1,401	—
Expiring 07/16/2018	JPMorgan Chase	IDR	1,792,078	127,823	127,673	150	—
Expiring 07/16/2018	UBS AG	IDR	6,009,963	427,756	428,168	—	(412)
Israeli Shekel,
Expiring 07/26/2018	Citigroup Global Markets	ILS	3,772	1,069,667	1,053,616	16,051	—
Japanese Yen,
Expiring 07/26/2018	Citigroup Global Markets	JPY	39,026	361,021	359,206	1,815	—
Malaysian Ringgit,
Expiring 05/22/2018	Barclays Capital Group	MYR	334	85,000	84,975	25	—
Expiring 05/22/2018	Barclays Capital Group	MYR	164	42,371	41,727	644	—
Expiring 05/22/2018	Barclays Capital Group	MYR	58	14,943	14,841	102	—
Expiring 07/26/2018	Barclays Capital Group	MYR	1,397	356,654	355,173	1,481	—

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	27

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):

Sales Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Mexican Peso,
Expiring 06/28/2018	Bank of America	MXN	3,961	$214,717	$209,799	$4,918	$—
Expiring 06/28/2018	Citigroup Global Markets	MXN	2,164	114,999	114,635	364	—
Expiring 06/28/2018	Goldman Sachs & Co.	MXN	5,776	312,931	305,953	6,978	—
Expiring 06/28/2018	Morgan Stanley	MXN	9,284	487,420	491,754	—	(4,334)
Expiring 06/28/2018	UBS AG	MXN	2,221	120,051	117,651	2,400	—
New Taiwanese Dollar,
Expiring 07/13/2018	Barclays Capital Group	TWD	37,209	1,284,082	1,264,495	19,587	—
Expiring 07/13/2018	Citigroup Global Markets	TWD	1,746	60,221	59,329	892	—
Peruvian Nuevo Sol,
Expiring 07/13/2018	Barclays Capital Group	PEN	236	73,240	72,474	766	—
Expiring 07/13/2018	Citigroup Global Markets	PEN	1,173	363,815	359,719	4,096	—
Expiring 07/13/2018	Citigroup Global Markets	PEN	1,154	356,584	354,003	2,581	—
Expiring 07/13/2018	UBS AG	PEN	172	53,000	52,738	262	—
Philippine Peso,
Expiring 06/14/2018	Barclays Capital Group	PHP	17,965	340,186	346,356	—	(6,170)
Expiring 06/14/2018	Barclays Capital Group	PHP	12,759	244,000	245,979	—	(1,979)
Expiring 06/14/2018	Barclays Capital Group	PHP	6,495	124,000	125,209	—	(1,209)
Expiring 06/14/2018	Barclays Capital Group	PHP	5,673	108,000	109,366	—	(1,366)
Expiring 06/14/2018	Barclays Capital Group	PHP	3,578	68,000	68,984	—	(984)
Expiring 06/14/2018	Deutsche Bank AG	PHP	6,974	132,957	134,446	—	(1,489)
Polish Zloty,
Expiring 07/24/2018	Citigroup Global Markets	PLN	565	161,460	161,221	239	—
Expiring 07/24/2018	Morgan Stanley	PLN	1,445	414,051	412,301	1,750	—
Expiring 07/24/2018	Morgan Stanley	PLN	604	173,000	172,275	725	—

See Notes to Financial Statements.

28

Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):

Sales Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Romanian Leu,
Expiring 07/24/2018	Morgan Stanley	RON	405	$105,218	$104,937	$281	$—
Russian Ruble,
Expiring 07/13/2018	Barclays Capital Group	RUB	13,401	211,300	210,902	398	—
Expiring 07/13/2018	Barclays Capital Group	RUB	10,839	173,000	170,583	2,417	—
Expiring 07/13/2018	Barclays Capital Group	RUB	10,101	166,220	158,963	7,257	—
Expiring 07/13/2018	Citigroup Global Markets	RUB	9,746	153,734	153,376	358	—
Expiring 07/13/2018	JPMorgan Chase	RUB	5,129	80,730	80,721	9	—
Singapore Dollar,
Expiring 05/11/2018	Citigroup Global Markets	SGD	223	169,488	167,878	1,610	—
Expiring 05/11/2018	JPMorgan Chase	SGD	464	349,381	350,084	—	(703)
Expiring 05/11/2018	JPMorgan Chase	SGD	240	182,895	180,770	2,125	—
Expiring 05/11/2018	Morgan Stanley	SGD	265	202,000	199,632	2,368	—
Expiring 05/11/2018	Morgan Stanley	SGD	93	70,000	69,896	104	—
Expiring 05/11/2018	Morgan Stanley	SGD	74	56,023	56,108	—	(85)
Expiring 05/11/2018	Morgan Stanley	SGD	73	54,999	55,136	—	(137)
Expiring 05/11/2018	Morgan Stanley	SGD	60	45,000	45,070	—	(70)
South African Rand,
Expiring 06/12/2018	Citigroup Global Markets	ZAR	1,013	80,730	80,813	—	(83)
Expiring 06/12/2018	JPMorgan Chase	ZAR	3,063	254,947	244,287	10,660	—
Expiring 06/12/2018	JPMorgan Chase	ZAR	2,030	169,583	161,896	7,687	—
Expiring 06/12/2018	JPMorgan Chase	ZAR	1,682	133,999	134,134	—	(135)
Expiring 06/12/2018	JPMorgan Chase	ZAR	1,137	95,317	90,678	4,639	—
Expiring 06/12/2018	JPMorgan Chase	ZAR	807	66,736	64,344	2,392	—
Expiring 06/12/2018	Morgan Stanley	ZAR	4,849	387,817	386,685	1,132	—
South Korean Won,
Expiring 05/09/2018	BNP Paribas	KRW	198,505	184,000	185,899	—	(1,899)
Expiring 05/09/2018	BNP Paribas	KRW	107,323	101,000	100,507	493	—
Expiring 05/09/2018	BNP Paribas	KRW	92,149	85,000	86,297	—	(1,297)
Expiring 05/09/2018	Citigroup Global Markets	KRW	146,816	137,000	137,493	—	(493)
Expiring 05/09/2018	UBS AG	KRW	29,996	27,787	28,091	—	(304)
Swiss Franc,
Expiring 07/24/2018	Bank of America	CHF	858	885,139	872,956	12,183	—

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	29

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):

Sales Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Thai Baht,
Expiring 05/11/2018	BNP Paribas	THB	4,260	$135,815	$135,039	$776	$—
Expiring 05/11/2018	Citigroup Global Markets	THB	8,043	258,000	254,918	3,082	—
Expiring 05/11/2018	Citigroup Global Markets	THB	3,186	100,913	100,986	—	(73)
Expiring 05/11/2018	Citigroup Global Markets	THB	3,121	98,610	98,907	—	(297)
Expiring 05/11/2018	Citigroup Global Markets	THB	2,670	84,409	84,631	—	(222)
Expiring 05/11/2018	Citigroup Global Markets	THB	2,516	80,000	79,759	241	—
Expiring 05/11/2018	Citigroup Global Markets	THB	2,451	78,000	77,679	321	—
Expiring 05/11/2018	Citigroup Global Markets	THB	2,393	76,000	75,850	150	—
Expiring 05/11/2018	Citigroup Global Markets	THB	1,882	59,899	59,652	247	—
Expiring 05/11/2018	Citigroup Global Markets	THB	1,224	39,000	38,796	204	—
Expiring 05/11/2018	Citigroup Global Markets	THB	974	31,000	30,877	123	—
Expiring 05/11/2018	JPMorgan Chase	THB	17,008	544,592	539,075	5,517	—
Turkish Lira,
Expiring 06/12/2018	Barclays Capital Group	TRY	812	204,740	197,041	7,699	—
Expiring 06/12/2018	Citigroup Global Markets	TRY	1,301	327,112	315,933	11,179	—
Expiring 06/12/2018	Citigroup Global Markets	TRY	1,067	264,271	258,983	5,288	—
Expiring 06/12/2018	Citigroup Global Markets	TRY	222	53,820	53,799	21	—
Expiring 06/12/2018	JPMorgan Chase	TRY	605	146,573	146,824	—	(251)
Expiring 06/12/2018	Morgan Stanley	TRY	1,143	276,453	277,418	—	(965)
Expiring 06/12/2018	Morgan Stanley	TRY	715	177,601	173,663	3,938	—
Expiring 06/12/2018	UBS AG	TRY	1,379	341,753	334,767	6,986	—
Expiring 06/12/2018	UBS AG	TRY	1,346	341,361	326,822	14,539	—
Expiring 06/12/2018	UBS AG	TRY	1,100	274,711	267,193	7,518	—
Expiring 06/12/2018	UBS AG	TRY	821	206,018	199,299	6,719	—

				$23,025,085	$22,799,001	$255,662	$(29,578)

						$353,337	$(1,091,710)

See Notes to Financial Statements.

30

Cross currency exchange contract outstanding at April 30, 2018:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC cross currency exchange contracts:
Expiring 07/24/2018	Buy	CHF	434	EUR	362	$218	$—	Citigroup Global Markets

Interest rate swap agreements outstanding at April 30, 2018:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2018	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements:
MXN	14,650	06/04/25	6.470%(Q)	28 Day Mexican Interbank Rate(2)(M)	$12	$(49,938)	$(49,950)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreement:
MYR 1,650	05/20/21	3.770%(Q)	3 Month KLIBOR(2)(Q)	$(1,167)	$—	$(1,167)	JPMorgan Chase

Cash of $170,000 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at April 30, 2018.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$—	$—	$(1,167)

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	31

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Sovereign Bonds
Argentina	$—	$1,166,472	$—
Brazil	—	7,818,919	—
Chile	—	1,947,049	—
Colombia	—	2,683,055	—
Cote d’lvoire	—	244,650	—
Czech Republic	—	1,256,630	—
Ecuador	—	673,300	—
Egypt	—	220,633	—
El Salvador	—	199,115	—
Gabon	—	194,918	—
Ghana	—	433,880	—
Greece	—	385,040	—
Hungary	—	1,411,622	—
Indonesia	—	7,046,251	—
Iraq	—	679,502	—
Malaysia	—	4,839,301	—
Mexico	—	6,876,743	—
Mongolia	—	457,175	—
Nigeria	—	356,125	—
Pakistan	—	593,316	—
Peru	—	1,877,116	—
Philippines	—	94,147	—
Poland	—	3,155,233	—
Romania	—	530,454	—
Russia	—	2,449,084	—
Singapore	—	985,351	—
South Africa	—	5,701,637	—
South Korea	—	326,301	—
Sri Lanka	—	205,840	—
Thailand	—	2,725,719	—
Turkey	—	3,072,602	—
Ukraine	—	678,140	—
Uruguay	—	182,033	—

See Notes to Financial Statements.

32

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Corporate Bonds
Bermuda	$—	$214,776	$—
Brazil	—	929,650	—
Mexico	—	1,189,100	—
Russia	—	207,718	—
South Africa	—	433,756	—
Tunisia	—	220,988	—
Affiliated Mutual Funds	976,745	—	—
Options Purchased	—	46,035	—
Options Written	—	(25,087)	—
Other Financial Instruments*
OTC Forward Foreign Currency Exchange Contracts	—	(738,373)	—
OTC Cross Currency Exchange Contract	—	218	—
Centrally Cleared Interest Rate Swap Agreement	—	(49,950)	—
OTC Interest Rate Swap Agreement	—	(1,167)	—

Total	$976,745	$63,895,017	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2018 were as follows:

Sovereign Bonds	91.9%
Oil & Gas	2.6
Affiliated Mutual Funds (including 0.6% of collateral for securities on loan)	1.4
Telecommunications	0.9
Electric	0.7
Banks	0.6
Options Purchased	0.1%

98.2
Options Written	(0.0)*
Other assets in excess of liabilities	1.8

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	33

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Series invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Series’ financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	Unaffiliated investments	$46,035	Options written outstanding, at value	$25,087
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	218	—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	353,337	Unrealized depreciation on OTC forward foreign currency exchange contracts	1,091,710
Interest rate contracts	—	—	Due from/to broker—variation margin swaps	49,950	*
Interest rate contracts	—	—	Unrealized depreciation on OTC swap agreements	1,167

Total		$399,590		$1,167,914

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Forward & Cross Currency Contracts	Swaps
Foreign exchange contracts	$(34,937)	$44,931	$389,730	$—
Interest rate contracts	—	—	—	15,999

Total	$(34,937)	$44,931	$389,730	$15,999

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

See Notes to Financial Statements.

34

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Forward & Cross Currency Exchange Contracts	Swaps
Foreign exchange contracts	$(11,878)	$(13,068)	$(566,060)	$—
Interest rate contracts	—	—	—	(24,995)

Total	$(11,878)	$(13,068)	$(566,060)	$(24,995)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2018, the Series’ average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(4)	Forward Foreign Currency Exchange Contracts— Purchased(3)	Forward Foreign Currency Exchange Contracts— Sold(3)	Cross Currency Exchange Contracts(2)	Interest Rate Swap Agreements(4)
$90,196	$2,579,253	$31,441,999	$17,733,289	$371,706	$1,582,783

(1)	Cost.
(2)	Value at Trade Date.
(3)	Value at Settlement Date.
(4)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Series invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$384,400	$(384,400)	$—

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	35

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Bank of America	$20,408	$—	$20,408	$—	$20,408
Barclays Capital Group	79,609	(327,594)	(247,985)	—	(247,985)
BNP Paribas	2,234	(9,572)	(7,338)	—	(7,338)
Citigroup Global Markets	138,790	(368,107)	(229,317)	—	(229,317)
Deutsche Bank AG	4,828	(91,700)	(86,872)	—	(86,872)
Goldman Sachs & Co.	20,501	(30,824)	(10,323)	—	(10,323)
Hong Kong & Shanghai Bank	5,249	(10,092)	(4,843)	—	(4,843)
JPMorgan Chase	36,501	(44,018)	(7,517)	—	(7,517)
Morgan Stanley	14,633	(38,284)	(23,651)	—	(23,651)
Toronto Dominion	1,929	(12,736)	(10,807)	—	(10,807)
UBS AG	74,908	(185,037)	(110,129)	—	(110,129)

	$399,590	$(1,117,964)	$(718,374)	$—	$(718,374)

(1)	Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.
(2)	Collateral amount disclosed by the Series is limited to the market value of financial instruments/transactions and the Series’ OTC derivative exposure by counterparty.

See Notes to Financial Statements.

36

This Page Intentionally Left Blank

Statement of Assets & Liabilities (unaudited)

as of April 30, 2018

Assets
Investments at value, including securities on loan of $384,400:
Unaffiliated investments (cost $65,714,249)	$64,709,376
Affiliated investments (cost $976,704)	976,745
Foreign currency, at value (cost $12,814,957)	12,867,076
Deposit with broker for centrally cleared swaps	170,000
Dividends and interest receivable	1,168,202
Receivable for investments sold	616,360
Unrealized appreciation on OTC forward foreign currency exchange contracts	353,337
Tax reclaim receivable	37,242
Receivable for Series shares sold	21,570
Unrealized appreciation on OTC cross currency exchange contracts	218
Prepaid expenses	282

Total Assets	80,920,408

Liabilities
Due to Broker	12,141,806
Unrealized depreciation on OTC forward foreign currency exchange contracts	1,091,710
Payable to broker for collateral for securities on loan	401,905
Payable for investments purchased	213,679
Due to custodian	55,449
Accrued expenses and other liabilities	51,732
Payable for Series shares reacquired	32,903
Options written outstanding, at value (premiums received $32,936)	25,087
Management fee payable	22,756
Foreign capital gains tax liability	14,782
Due to broker—variation margin swaps	2,308
Distribution fee payable	1,626
Unrealized depreciation on OTC swap agreements	1,167
Dividends payable	814
Affiliated transfer agent fee payable	519

Total Liabilities	14,058,243

Net Assets	$66,862,165

Net assets were comprised of:
Common stock, at par	$101,957
Paid-in capital in excess of par	72,263,953

72,365,910
Distributions in excess of net investment income	(461,346)
Accumulated net realized loss on investment and foreign currency transactions	(3,166,695)
Net unrealized depreciation on investments and foreign currencies	(1,875,704)

Net assets, April 30, 2018	$66,862,165

See Notes to Financial Statements.

38

Class A
Net asset value and redemption price per share ($4,800,581 ÷ 738,993 shares of common stock issued and outstanding)	$6.50
Maximum sales charge (4.50% of offering price)	0.31

Maximum offering price to public	$6.81

Class C
Net asset value, offering price and redemption price per share
($747,528 ÷ 114,136 shares of common stock issued and outstanding)	$6.55

Class Z
Net asset value, offering price and redemption price per share
($61,313,032 ÷ 9,342,431 shares of common stock issued and outstanding)	$6.56

Class R6
Net asset value, offering price and redemption price per share
($1,024 ÷ 156 shares of common stock issued and outstanding)	$6.56

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	39

Statement of Operations (unaudited)

Six Months Ended April 30, 2018

Net Investment Income (Loss)
Income
Interest income (net of foreign withholding taxes of $35,665)	$1,444,226
Affiliated dividend income	16,520
Income from securities lending, net (including affiliated income of $84)	84

Total income	1,460,830

Expenses
Management fee	183,869
Distribution fee(a)	8,766
Custodian and accounting fees	68,452
Audit fee	31,835
Registration fees(a)	27,864
Shareholders’ reports	16,022
Legal fees and expenses	8,565
Transfer agent’s fees and expenses (including affiliated expense of $1,487)(a)	7,100
Directors’ fees	5,857
Miscellaneous	7,020

Total expenses	365,350
Less: Fee waiver and/or expense reimbursement(a)	(154,194)

Net expenses	211,156

Net investment income (loss)	1,249,674

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $1)	(576,584)
Options written transactions	44,931
Swap agreement transactions	15,999
Forward and cross currency contract transactions	389,730
Foreign currency transactions	(71,252)

(197,176)

Net change in unrealized appreciation (depreciation) on:
Investments (net of change in foreign capital gain taxes of $15,510; including affiliated of $41)	733
Options written	(13,068)
Swap agreements	(24,995)
Forward and cross currency contracts	(566,060)
Foreign currencies	(25,309)

(628,699)

Net gain (loss) on investment and foreign currency transactions	(825,875)

Net Increase (Decrease) In Net Assets Resulting From Operations	$423,799

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	5,093	3,673	—	—
Transfer agent’s fees and expenses	3,124	605	3,354	17
Registration fees	6,966	6,966	6,966	6,966
Fee waiver and/or expense reimbursement	(21,656)	(9,735)	(115,818)	(6,985)

See Notes to Financial Statements.

40

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2018	Year Ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,249,674	$1,701,413
Net realized gain (loss) on investment and foreign currency transactions	(197,176)	(532,379)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(628,699)	488,486

Net increase (decrease) in net assets resulting from operations	423,799	1,657,520

Dividends and Distributions
Dividends from net investment income
Class A	(115,314)	(85,906)
Class C	(18,082)	(13,215)
Class Z	(1,196,990)	(640,570)
Class R6	(32)	(23)

	(1,330,418)	(739,714)

Tax return of capital distributions
Class A	—	(127,487)
Class C	—	(19,611)
Class Z	—	(950,614)
Class R6	—	(35)

	—	(1,097,747)

Series share transactions (Net of share conversions)
Net proceeds from shares sold	42,155,381	7,471,777
Net asset value of shares issued in reinvestment of dividends and distributions	1,324,529	1,804,721
Cost of shares reacquired	(6,535,047)	(10,512,516)

Net increase (decrease) in net assets from Series share transactions	36,944,863	(1,236,018)

Total increase (decrease)	36,038,244	(1,415,959)

Net Assets:
Beginning of period	30,823,921	32,239,880

End of period(a)	$66,862,165	$30,823,921

(a) Includes (distributions in excess of) net investment income of:	$(461,346)	$(380,602)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	41

Notes to Financial Statements (unaudited)

Prudential World Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company and currently consists of seven funds: PGIM Jennison Emerging Markets Equity Opportunities Fund (formerly known as Prudential Jennison Emerging Markets Equity Fund), PGIM Jennison Global Infrastructure Fund, PGIM Jennison Global Opportunities Fund, PGIM Jennison International Opportunities Fund and PGIM QMA International Equity Fund, each of which are diversified funds and PGIM Emerging Markets Debt Hard Currency Fund and PGIM Emerging Markets Debt Local Currency Fund, each of which are non-diversified funds for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM Emerging Markets Debt Local Currency Fund (the “Series”). Effective June 11, 2018, the Series’ names were changed by replacing “Prudential” with “PGIM” in each Series’ name and Class Q shares were renamed Class R6 shares.

The investment objective of the Series is total return, through a combination of current income and capital appreciation.

1. Accounting Policies

The Series follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Series holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

42

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Series’ foreign investments may change on days when investors cannot purchase or redeem Series shares.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Series utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income

PGIM Emerging Markets Debt Local Currency Fund	43

Notes to Financial Statements (unaudited) (continued)

approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Series may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Series has valued the investment. Therefore, the Series may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Series’ Subadviser under the guidelines adopted by the Board of the Company. However, the liquidity of the Series’ investments in Rule 144A securities could be impaired if trading does not develop or declines.

44

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Series does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Series enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on investments and foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Series’ maximum risk of

PGIM Emerging Markets Debt Local Currency Fund	45

Notes to Financial Statements (unaudited) (continued)

loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Series purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Series currently owns or intends to purchase. The Series may also use options to gain additional market exposure. The Series’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Series purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Series writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Series realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Series has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Series, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Series bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Series, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Series since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Series writes an option on a swap, an amount equal to any premium received by the Series is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Series becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Series becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options

46

on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Series will be obligated to be party to a swap agreement if an option on a swap is exercised.

Swap Agreements: The Series may enter into credit default, interest rate and other types of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Series is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Series used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed-rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Series’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Master Netting Arrangements: The Series is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Series. A master netting arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Fund, on behalf of the Series, is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements

PGIM Emerging Markets Debt Local Currency Fund	47

Notes to Financial Statements (unaudited) (continued)

may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Series is held in a segregated account by the Series’ custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Series is segregated by the Series’ custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Series and the applicable counterparty. Collateral requirements are determined based on the Series’ net position with each counterparty. Termination events applicable to the Series may occur upon a decline in the Series’ net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Series’ counterparties to elect early termination could impact the Series’ future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of April 30, 2018, the Series has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, and swaps involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

48

Securities Lending: The Series may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the Series securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities in the open market using the collateral. The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Series also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Series to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements.

PGIM Emerging Markets Debt Local Currency Fund	49

Notes to Financial Statements (unaudited) (continued)

Taxes: It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Series expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain(loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Fund, on behalf of the Series, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Series. PGIM Investments administers the corporate affairs of the Series and, in connection therewith, furnishes the Series with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Series’ custodian (the Custodian), and the Series’ transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Series. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Series, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Series through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Series. In connection therewith, PGIM, Inc. is obligated to keep

50

certain books and records of the Series. PGIM Investments pays for the services of PGIM, Inc., the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of 0.80% on average daily net assets up to and including $1 billion; 0.78% on the next $2 billion of average daily net assets; 0.76% on the next $2 billion of average daily net assets; 0.75% on the next $5 billion of average daily net assets; and 0.74% on average daily net assets exceeding $10 billion. The effective management fee rate before any waivers and/or expense reimbursements, was 0.80% for the six months ended April 30, 2018.

PGIM Investments has contractually agreed, through February 28, 2019, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 1.13% of average daily net assets for Class A shares, 1.88% of average daily net assets for Class C shares, 0.88% of average daily net assets for Class Z shares, and 0.88% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The effective management fee rate, net of waivers and/or expense reimbursements, was 0.13% for the six months ended April 30, 2018.

The Fund, on behalf of the Series, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) who acts as the distributor of the Class A, Class C, Class Z and Class R6 shares. The Series compensates PIMS for distributing and servicing the Series’ Class A and Class C, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Series.

Pursuant to the Distribution Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to 0.25% and 1% of the average daily net assets of the Class A and Class C shares, respectively.

PIMS has advised the Series that it has received $4,364 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2018. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended April 30, 2018 it received $35 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders.

PGIM Emerging Markets Debt Local Currency Fund	51

Notes to Financial Statements (unaudited) (continued)

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended April 30, 2018 no such transactions were entered into by the Series.

The Series may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the reporting period ended April 30, 2018, PGIM, Inc. was compensated $32 by PGIM Investments for managing the Series’ securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended April 30, 2018 were $61,551,708 and $25,542,673, respectively.

52

A summary of cost of purchases and proceeds from sales of shares of affiliated mutual funds for the six months ended April 30, 2018, is presented as follows:

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
PGIM Core Ultra Short Bond Fund	$481,154	$45,845,922	$45,752,908	$—	$—	$574,168	574,168	$16,520
PGIM Institutional Money Market Fund	—	417,983	15,448	41	1	402,577	402,577	84

	$481,154	$46,263,905	$45,768,356	$41	$1	$976,745		$16,604

*	The Funds did not have any capital gain distributions during the reporting period.

5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized depreciation as of April 30, 2018 were as follows:

Tax Basis	$67,268,231

Gross Unrealized Appreciation	1,783,408
Gross Unrealized Depreciation	(4,179,877)

Net Unrealized Depreciation	$(2,396,469)

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Series had a capital loss carryforward as of October 31, 2017 of approximately $2,856,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Management has analyzed the Series’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Series offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase

PGIM Emerging Markets Debt Local Currency Fund	53

Notes to Financial Statements (unaudited) (continued)

Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class Z and Class R6 shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock.

The Fund is authorized to issue 4.8 billion shares of common stock, with a par value of $0.01 per share, which is divided into seven series. There are 550 million shares authorized for the Series, divided into five classes, designated Class A, Class C, Class Z, Class T and Class R6 common stock, each of which consists of 10 million, 50 million, 250 million, 190 million and 50 million authorized shares, respectively.

The Series currently does not have any Class T shares outstanding.

As of April 30, 2018, Prudential, through its affiliate entities, including affiliated funds (if applicable), owned 156 Class R6 shares and 3,194,469 Class Z shares of the Series. At reporting period end, three shareholders of record held 90% of the Series’ outstanding shares on behalf of multiple beneficial owners, of which 31% were held by an affiliate of Prudential.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2018:
Shares sold	305,511	$2,037,994
Shares issued in reinvestment of dividends and distributions	16,620	110,503
Shares reacquired	(59,263)	(389,898)

Net increase (decrease) in shares outstanding before conversion	262,868	1,758,599
Shares issued upon conversion from other share class(es)	447	3,014
Shares reacquired upon conversion into other share class(es)	(6,295)	(42,786)

Net increase (decrease) in shares outstanding	257,020	$1,718,827

Year ended October 31, 2017:
Shares sold	411,807	$2,625,583
Shares issued in reinvestment of dividends and distributions	30,171	192,867
Shares reacquired	(514,542)	(3,279,092)

Net increase (decrease) in shares outstanding before conversion	(72,564)	(460,642)
Shares issued upon conversion from other share class(es)	32,906	196,522
Shares reacquired upon conversion into other share class(es)	(98,133)	(619,781)

Net increase (decrease) in shares outstanding	(137,791)	$(883,901)

54

Class C	Shares	Amount
Six months ended April 30, 2018:
Shares sold	11,624	$77,641
Shares issued in reinvestment of dividends and distributions	2,668	17,862
Shares reacquired	(11,242)	(74,689)

Net increase (decrease) in shares outstanding	3,050	$20,814

Year ended October 31, 2017:
Shares sold	35,784	$236,548
Shares issued in reinvestment of dividends and distributions	4,923	31,728
Shares reacquired	(50,941)	(317,283)

Net increase (decrease) in shares outstanding	(10,234)	$(49,007)

Class Z
Six months ended April 30, 2018:
Shares sold	5,903,984	$40,039,746
Shares issued in reinvestment of dividends and distributions	178,332	1,196,133
Shares reacquired	(916,451)	(6,070,460)

Net increase (decrease) in shares outstanding before conversion	5,165,865	35,165,419
Shares issued upon conversion from other share class(es)	6,231	42,786
Shares reacquired upon conversion into other share class(es)	(443)	(3,014)

Net increase (decrease) in shares outstanding	5,171,653	$35,205,191

Year ended October 31, 2017:
Shares sold	698,617	$4,609,646
Shares issued in reinvestment of dividends and distributions	244,834	1,580,068
Shares reacquired†	(1,059,507)	(6,916,141)

Net increase (decrease) in shares outstanding before conversion	(116,056)	(726,427)
Shares issued upon conversion from other shares class(es)	97,078	619,781
Shares reacquired upon conversion into other share class(es)	(32,483)	(196,522)

Net increase (decrease) in shares outstanding	(51,461)	$(303,168)

Class R6
Six months ended April 30, 2018:
Shares issued in reinvestment of dividends and distributions	4	$31

Net increase (decrease) in shares outstanding	4	$31

Year ended October 31, 2017:
Shares issued in reinvestment of dividends and distributions	9	$58

Net increase (decrease) in shares outstanding	9	$58

†	Includes affiliated redemptions of 455,235 shares with a value of $ 3,000,000 for Class Z.

7. Borrowings

The Fund, on behalf of the Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Series’ portion of the commitment fee for the unused amount, allocated based upon a method approved by the

PGIM Emerging Markets Debt Local Currency Fund	55

Notes to Financial Statements (unaudited) (continued)

Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Series utilized the SCA during the reporting period ended April 30, 2018. The average daily balance for the 1 day that the Series had loans outstanding during the period was $2,223,000, borrowed at a weighted average interest rate of 3.15%. The maximum loan balance outstanding during the period was $2,223,000. At April 30, 2018, the Series did not have an outstanding loan balance.

56

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$6.40		$6.44	$6.24	$7.92	$8.67	$9.61
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.35	0.33	0.37	0.49	0.47
Net realized and unrealized gain (loss) on investment transactions	0.12		(0.02)	0.23	(1.64)	(0.71)	(0.76)
Total from investment operations	0.29		0.33	0.56	(1.27)	(0.22)	(0.29)
Less Dividends and Distributions:
Dividends from net investment income(f)	(0.19)		(0.15)	- (e)	(0.06)	(0.07)	(0.30)
Distributions from net realized gains	-		-	-	-	-	(0.05)
Tax return of capital distributions	-		(0.22)	(0.36)	(0.35)	(0.46)	(0.30)
Total dividends and distributions	(0.19)		(0.37)	(0.36)	(0.41)	(0.53)	(0.65)
Net asset value, end of period	$6.50		$6.40	$6.44	$6.24	$7.92	$8.67
Total Return(b):	4.48%		5.36%	9.29%	(16.41)%	(2.47)%	(3.23)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,801		$3,085	$3,990	$3,208	$5,991	$10,862
Average net assets (000)	$4,108		$3,639	$3,343	$4,341	$6,701	$12,797
Ratios to average net assets(c):
Expenses after advisory fee waivers and/or expense reimbursement	1.13%	(g)	1.13%	1.28%	1.30% (d)	1.30%	1.30%
Expenses before advisory fee waivers and/or expense reimbursement	2.19%	(g)	2.15%	2.33%	2.39% (d)	2.13%	1.78%
Net investment income (loss)	5.29%	(g)	5.42%	5.20%	5.32% (d)	5.99%	5.07%
Portfolio turnover rate(i)	60%	(h)	186%	196%	101%	110%	102%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from 0.30% to 0.25% of the average daily net assets and the 0.05% contractual 12b-1 fee waiver was terminated.
(e)	Less than $0.005.
(f)	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(g)	Annualized.
(h)	Not annualized.
(i)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	57

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$6.46		$6.49	$6.28	$7.97	$8.72	$9.65
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.30	0.28	0.32	0.43	0.40
Net realized and unrealized gain (loss) on investment transactions	0.10		(0.01)	0.25	(1.65)	(0.71)	(0.75)
Total from investment operations	0.25		0.29	0.53	(1.33)	(0.28)	(0.35)
Less Dividends and Distributions:
Dividends from net investment income(e)	(0.16)		(0.13)	- (d)	(0.01)	(0.01)	(0.23)
Distributions from net realized gains	-		-	-	-	-	(0.05)
Tax return of capital distributions	-		(0.19)	(0.32)	(0.35)	(0.46)	(0.30)
Total dividends and distributions	(0.16)		(0.32)	(0.32)	(0.36)	(0.47)	(0.58)
Net asset value, end of period	$6.55		$6.46	$6.49	$6.28	$7.97	$8.72
Total Return(b):	3.89%		4.66%	8.61%	(17.00)%	(3.21)%	(3.85)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$748		$718	$787	$701	$927	$1,469
Average net assets (000)	$741		$649	$721	$789	$1,207	$1,585
Ratios to average net assets(c):
Expenses after advisory fee waivers and/or expense reimbursement	1.88%	(f)	1.88%	2.03%	2.05%	2.05%	2.05%
Expenses before advisory fee waivers and/or expense reimbursement	4.53%	(f)	2.88%	3.07%	3.11%	2.82%	2.47%
Net investment income (loss)	4.52%	(f)	4.63%	4.40%	4.52%	5.17%	4.26%
Portfolio turnover rate(h)	60%	(g)	186%	196%	101%	110%	102%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Less than $0.005.
(e)	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(f)	Annualized.
(g)	Not annualized.
(h)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

58

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$6.48		$6.50	$6.31	$7.98	$8.72	$9.66
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.36	0.34	0.38	0.51	0.49
Net realized and unrealized gain (loss) on investment transactions	0.10		0.01	0.23	(1.62)	(0.70)	(0.76)
Total from investment operations	0.28		0.37	0.57	(1.24)	(0.19)	(0.27)
Less Dividends and Distributions:
Dividends from net investment income(e)	(0.20)		(0.16)	- (d)	(0.08)	(0.09)	(0.32)
Distributions from net realized gains	-		-	-	-	-	(0.05)
Tax return of capital distributions	-		(0.23)	(0.38)	(0.35)	(0.46)	(0.30)
Total dividends and distributions	(0.20)		(0.39)	(0.38)	(0.43)	(0.55)	(0.67)
Net asset value, end of period	$6.56		$6.48	$6.50	$6.31	$7.98	$8.72
Total Return(b):	4.23%		5.85%	9.31%	(15.90)%	(2.12)%	(2.98)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$61,313		$27,020	$27,462	$24,821	$28,578	$31,330
Average net assets (000)	$41,499		$26,437	$25,994	$25,969	$30,288	$35,341
Ratios to average net assets(c):
Expenses after advisory fee waivers and/or expense reimbursement	0.88%	(f)	0.88%	1.03%	1.05%	1.05%	1.05%
Expenses before advisory fee waivers and/or expense reimbursement	1.44%	(f)	1.88%	2.06%	2.11%	1.82%	1.49%
Net investment income (loss)	5.47%	(f)	5.58%	5.36%	5.50%	6.14%	5.25%
Portfolio turnover rate(h)	60%	(g)	186%	196%	101%	110%	102%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Less than $0.005.
(e)	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(f)	Annualized.
(g)	Not annualized.
(h)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	59

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$6.47		$6.50	$6.30	$7.98	$8.71	$9.66
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.37	0.35	0.39	0.51	0.58
Net realized and unrealized gain (loss) on investment transactions	0.10		- (d)	0.23	(1.63)	(0.69)	(0.86)
Total from investment operations	0.29		0.37	0.58	(1.24)	(0.18)	(0.28)
Less Dividends and Distributions:
Dividends from net investment income(e)	(0.20)		(0.16)	- (d)	(0.09)	(0.09)	(0.32)
Distributions from net realized gains	-		-	-	-	-	(0.05)
Tax return of capital distributions	-		(0.24)	(0.38)	(0.35)	(0.46)	(0.30)
Total dividends and distributions	(0.20)		(0.40)	(0.38)	(0.44)	(0.55)	(0.67)
Net asset value, end of period	$6.56		$6.47	$6.50	$6.30	$7.98	$8.71
Total Return(b):	4.53%		5.82%	9.55%	(15.94)%	(1.97)%	(3.06)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1		$1	$1	$1	$1	$1
Average net assets (000)	$1		$1	$1	$1	$1	$1
Ratios to average net assets(c):
Expenses after advisory fee waivers and/or expense reimbursement	0.88%	(f)	0.88%	1.03%	1.05%	1.05%	1.05%
Expenses before advisory fee waivers and/or expense reimbursement	1371.11%	(f)	1.83%	2.06%	2.01%	1.69%	1.39%
Net investment income (loss)	5.72%	(f)	5.73%	5.47%	5.60%	6.17%	6.22%
Portfolio turnover rate(h)	60%	(g)	186%	196%	101%	110%	102%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Less than $0.005.
(e)	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(f)	Annualized.
(g)	Not annualized.
(h)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

60

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Emerging Markets Debt Local Currency Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM EMERGING MARKETS DEBT LOCAL CURRENCY FUND

SHARE CLASS	A	C	Z	R6*
NASDAQ	EMDAX	EMDCX	EMDZX	EMDQX
CUSIP	743969750	743969743	743969727	743969735

*Formerly known as Class Q shares.

MF212E2

PGIM JENNISON EMERGING MARKETS EQUITY OPPORTUNITIES FUND

(Formerly known as Prudential Jennison Emerging Markets Equity Fund)

SEMIANNUAL REPORT

APRIL 30, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2018 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2018 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Jennison Emerging Markets Equity Opportunities Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Jennison Emerging Markets Equity Opportunities Fund informative and useful. The report covers performance for the six-month period ended April 30, 2018.

We have important information to share with you. Effective June 11, 2018, Prudential Mutual Funds were renamed PGIM Funds. This renaming is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name has changed. Your Fund’s management and operation, along with its symbols, remained the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Emerging Markets Equity Opportunities Fund

June 15, 2018

*The Prudential Day One Funds did not change their names.

PGIM Jennison Emerging Markets Equity Opportunities Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/18 (without sales charges)	Average Annual Total Returns as of 4/30/18 (with sales charges)
	Six Months* (%)	One Year (%)	Since Inception (%)
Class A	8.32	16.89	3.79 (9/16/14)
Class C	7.87	21.81	4.65 (9/16/14)
Class Z	8.43	24.06	5.69 (9/16/14)
Class R6**	8.43	24.06	5.71 (9/16/14)
MSCI Emerging Markets Index
	4.80	21.71	6.48
Lipper Emerging Markets Funds Average
	3.90	17.95	4.97

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

**Formerly known as Class Q shares.

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6*
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

*Formerly known as Class Q shares.

Benchmark Definitions

MSCI Emerging Markets Index—The MSCI Emerging Markets Index is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 24 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates.

Lipper Emerging Markets Funds Average—The Lipper Emerging Markets Funds Average (Lipper Average) includes funds that seek long-term capital appreciation by investing at least 65% of total assets in emerging market equity securities, where “emerging market” is defined by a country’s GNP per capita or other economic measures.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

PGIM Jennison Emerging Markets Equity Opportunities Fund	7

Your Fund’s Performance (continued)

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 4/30/18 (%)
Tencent Holdings Ltd., Internet Software & Services	7.9
MercadoLibre, Inc., Internet Software & Services	6.4
Alibaba Group Holding Ltd., Internet Software & Services	6.0
MakeMyTrip Ltd., Internet & Direct Marketing Retail	4.8
Biocon Ltd., Biotechnology	3.8

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/18 (%)
Internet Software & Services	24.3
Internet & Direct Marketing Retail	11.6
Banks	8.5
Food & Staples Retailing	6.2
Beverages	5.8

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Jennison Emerging Markets Equity Opportunities Fund	9

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Emerging Markets Equity Opportunities Fund		Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,083.20	1.45%	$7.49
	Hypothetical	$1,000.00	$1,017.60	1.45%	$7.25
Class C	Actual	$1,000.00	$1,078.70	2.20%	$11.34
	Hypothetical	$1,000.00	$1,013.88	2.20%	$10.99
Class Z	Actual	$1,000.00	$1,084.30	1.20%	$6.20
	Hypothetical	$1,000.00	$1,018.84	1.20%	$6.01
Class R6**	Actual	$1,000.00	$1,084.30	1.20%	$6.20
	Hypothetical	$1,000.00	$1,018.84	1.20%	$6.01

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2018, and divided by the 365 days in the Fund's fiscal year ending October 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

**Formerly known as Class Q shares.

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Schedule of Investments (unaudited)

as of April 30, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 98.9%

COMMON STOCKS 97.1%

Argentina 6.4%
MercadoLibre, Inc.	3,618	$1,228,709

Brazil 4.9%
Lojas Renner SA	38,345	355,736
Pagseguro Digital Ltd. (Class A Stock)	8,764	291,228
Raia Drogasil SA	15,070	295,618

		942,582

Chile 2.4%
Sociedad Quimica y Minera de Chile SA, ADR(a)	8,367	459,265

China 34.9%
Alibaba Group Holding Ltd., ADR*(a)	6,539	1,167,473
Baidu, Inc., ADR*	2,100	526,890
Ctrip.com International Ltd., ADR*	13,648	558,203
Hangzhou Hikvision Digital Technology Co. Ltd.	500	3,036
Hangzhou Hikvision Digital Technology Co. Ltd. (Class A Stock)	30,185	183,265
Iqiyi, Inc., ADR*	13,700	247,011
JD.com, Inc., ADR*	14,023	511,980
Jiangsu Hengrui Medicine Co. Ltd. (Class A Stock)	45,840	602,288
Kweichow Moutai Co. Ltd. (Class A Stock)	6,550	683,681
Tencent Holdings Ltd.	31,031	1,525,575
Vipshop Holdings Ltd., ADR*	15,876	245,761
Wuxi Biologics Cayman, Inc., 144A*	53,951	489,386

		6,744,549

Hong Kong 1.3%
Sands China Ltd.	42,836	247,565

India 23.5%
Ashok Leyland Ltd.	213,565	523,824
Asian Paints Ltd.	21,320	382,929
Biocon Ltd.	73,147	728,939
Eicher Motors Ltd.	729	339,026
Godrej Consumer Products Ltd.	30,913	515,609
HDFC Bank Ltd., ADR	3,876	371,360
MakeMyTrip Ltd.*	25,070	925,083
Maruti Suzuki India Ltd.	4,243	558,331
Titan Co. Ltd.	13,692	200,789

		4,545,890

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Indonesia 10.2%
Ace Hardware Indonesia Tbk PT	5,467,747	$510,995
Astra International Tbk PT	680,138	348,113
Bank Rakyat Indonesia Persero Tbk PT	1,743,668	402,035
Matahari Department Store Tbk PT	348,324	257,907
Mitra Adiperkasa Tbk PT	763,499	452,665

		1,971,715

Malaysia 1.6%
IHH Healthcare Bhd	205,448	317,408

Mexico 2.3%
Arca Continental SAB de CV	63,551	437,944

Peru 1.6%
Credicorp Ltd.	1,310	304,562

Russia 1.2%
X5 Retail Group NV, GDR*	661	18,906
X5 Retail Group NV, GDR*	7,546	215,061

		233,967

South Korea 1.0%
Samsung Biologics Co. Ltd., 144A*	444	201,661

Thailand 5.8%
Bangkok Dusit Medical Services PCL (Class F Stock)	364,036	259,321
CP ALL PCL	240,542	661,820
Kasikornbank Pcl, NVDR	32,846	202,548

		1,123,689

TOTAL COMMON STOCKS (cost $13,564,278)		18,759,506

PREFERRED STOCK 1.8%

Brazil
Itau Unibanco Holding SA (PRFC) (cost $301,475)	24,684	358,437

TOTAL LONG-TERM INVESTMENTS (cost $13,865,753)		19,117,943

See Notes to Financial Statements.

12

Description	Shares	Value
SHORT-TERM INVESTMENTS 10.3%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - PGIM Core Ultra Short Bond Fund(b)	381,406	$381,406
Prudential Investment Portfolios 2 - PGIM Institutional Money Market Fund (cost $1,604,857; includes $1,602,852 of cash collateral for securities on loan)(b)(w)	1,604,903	1,604,903

TOTAL SHORT-TERM INVESTMENTS (cost $1,986,263)		1,986,309

TOTAL INVESTMENTS 109.2% (cost $15,852,016)		21,104,252
Liabilities in excess of other assets (9.2)%		(1,775,887)

NET ASSETS 100.0%		$19,328,365

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

LIBOR—London Interbank Offered Rate

NVDR—Non-voting Depositary Receipt

PRFC—Preference Shares

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,576,287; cash collateral of $1,602,852 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 - PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

The following is a summary of the inputs used as of April 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$1,228,709	$—	$—
Brazil	942,582	—	—
Chile	459,265	—	—
China	3,257,318	3,487,231	—
Hong Kong	—	247,565	—
India	1,296,443	3,249,447	—
Indonesia	—	1,971,715	—
Malaysia	—	317,408	—
Mexico	437,944	—	—
Peru	304,562	—	—
Russia	233,967	—	—
South Korea	—	201,661	—
Thailand	—	1,123,689	—
Preferred Stock
Brazil	358,437	—	—
Affiliated Mutual Funds	1,986,309	—	—

Total	$10,505,536	$10,598,716	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2018 were as follows:

Internet Software & Services	24.3%
Internet & Direct Marketing Retail	11.6
Affiliated Mutual Funds (including 8.3% of collateral for securities on loan)	10.3
Banks	8.5
Food & Staples Retailing	6.2
Beverages	5.8
Multiline Retail	5.5
Automobiles	4.7
Machinery	4.5
Chemicals	4.3
Biotechnology	3.8
Life Sciences Tools & Services	3.6
Pharmaceuticals	3.1
Health Care Providers & Services	3.0%
Personal Products	2.7
Specialty Retail	2.6
IT Services	1.5
Hotels, Restaurants & Leisure	1.3
Textiles, Apparel & Luxury Goods	1.0
Electronic Equipment, Instruments & Components	0.9

109.2
Liabilities in excess of other assets	(9.2)

100.0%

See Notes to Financial Statements.

14

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Series entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$1,576,287	$(1,576,287)	$—

(1)	Collateral amount disclosed by the Series is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund	15

Statement of Assets & Liabilities (unaudited)

as of April 30, 2018

Assets
Investments at value, including securities on loan of $1,576,287:
Unaffiliated investments (cost $13,865,753)	$19,117,943
Affiliated investments (cost $1,986,263)	1,986,309
Foreign currency, at value (cost $3,615)	3,621
Receivable for Series shares sold	32,363
Dividends and interest receivable	19,462
Receivable for investments sold	169
Prepaid expenses	282

Total assets	21,160,149

Liabilities
Payable to broker for collateral for securities on loan	1,602,852
Payable for investments purchased	178,053
Accrued expenses and other liabilities	23,708
Foreign capital gains tax liability	23,683
Distribution fee payable	2,340
Management fee payable	1,112
Affiliated transfer agent fee payable	36

Total liabilities	1,831,784

Net Assets	$19,328,365

Net assets were comprised of:
Common stock, at par	$15,905
Paid-in capital in excess of par	16,075,935

16,091,840
Accumulated net investment loss	(73,382)
Accumulated net realized loss on investment and foreign currency transactions	(1,918,296)
Net unrealized appreciation on investments and foreign currencies	5,228,203

Net assets, April 30, 2018	$19,328,365

See Notes to Financial Statements.

16

Class A
Net asset value, offering price and redemption price per share, ($3,566,819 ÷ 294,454 shares of common stock issued and outstanding)	$12.11
Maximum sales charge (5.50% of offering price)	0.70

Maximum offering price to public	$12.81

Class C
Net asset value, offering price and redemption price per share,
($1,941,552 ÷ 164,674 shares of common stock issued and outstanding)	$11.79

Class Z
Net asset value, offering price and redemption price per share,
($1,598,680 ÷ 130,861 shares of common stock issued and outstanding)	$12.22

Class R6
Net asset value, offering price and redemption price per share,
($12,221,314 ÷ 1,000,515 shares of common stock issued and outstanding)	$12.22

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund	17

Statement of Operations (unaudited)

Six Months Ended April 30, 2018

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $7,000)	$66,976
Affiliated dividend income	3,618
Income from securities lending, net (including affiliated income of $386)	1,751

Total income	72,345

Expenses
Management fee	95,467
Distribution fee(a)	13,377
Custodian and accounting fees	30,537
Registration fees(a)	27,750
Audit fee	14,670
Shareholders’ reports	10,249
Legal fees and expenses	8,915
Directors’ fees	5,756
Transfer agent’s fees and expenses (including affiliated expense of $105)(a)	4,257
Miscellaneous	8,326

Total expenses	219,304
Less: Fee waiver and/or expense reimbursement(a)	(96,821)
Distribution fee waiver(a)	(722)

Net expenses	121,761

Net investment income (loss)	(49,416)

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of ( $124))	320,759
Foreign currency transactions	(1,151)

319,608

Net change in unrealized appreciation (depreciation) on:
Investments (Including affiliated of $46)	1,026,446
Foreign currencies	(200)

1,026,246

Net gain (loss) on investment and foreign currency transactions	1,345,854

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,296,438

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	4,331	9,046	—	—
Registration fees	6,937	6,937	6,938	6,938
Transfer agent’s fees and expenses	2,651	799	783	24
Fee waiver and or expense reimbursement	(19,831)	(14,179)	(12,434)	(50,377)
Distribution fee waiver	(722)	—	—	—

See Notes to Financial Statements.

18

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2018	Year Ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(49,416)	$(29,547)
Net realized gain (loss) on investment and foreign currency transactions	319,608	(116,094)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,026,246	2,602,531

Net increase (decrease) in net assets resulting from operations	1,296,438	2,456,890

Series share transactions (Net of share conversions)
Net proceeds from shares sold	2,640,500	3,369,561
Cost of shares reacquired	(579,703)	(1,045,433)

Net increase (decrease) in net assets from fund share transactions	2,060,797	2,324,128

Total increase (decrease)	3,357,235	4,781,018

Net Assets:
Beginning of period	15,971,130	11,190,112

End of period(a)	$19,328,365	$15,971,130

(a) Includes accumulated net investment loss of:	$(73,382)	$(23,966)

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund	19

Notes to Financial Statements (unaudited)

Prudential World Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company and currently consists of seven funds: PGIM Jennison Emerging Markets Equity Opportunities Fund (formerly known as Prudential Jennison Emerging Markets Equity Fund), PGIM Jennison Global Infrastructure Fund, PGIM Jennison Global Opportunities Fund, PGIM Jennison International Opportunities Fund and PGIM QMA International Equity Fund, each of which are diversified funds and PGIM Emerging Markets Debt Hard Currency Fund and PGIM Emerging Markets Debt Local Currency Fund, each of which are non-diversified funds for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM Jennison Emerging Markets Equity Opportunities Fund (the “Series”). Effective June 11, 2018, the Series’ names were changed by replacing “Prudential” with “PGIM” in each Series’ name and Class Q shares were renamed Class R6 shares.

The investment objective of the Series is to seek long-term growth of capital.

1. Accounting Policies

The Series follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Series holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

20

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Series’ foreign investments may change on days when investors cannot purchase or redeem Series shares.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which

PGIM Jennison Emerging Markets Equity Opportunities Fund	21

Notes to Financial Statements (unaudited) (continued)

it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Series may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Series has valued the investment. Therefore, the Series may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Series’ Subadviser under the guidelines adopted by the Board of the Company. However, the liquidity of the Series’ investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of

22

long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Master Netting Arrangements: The Series is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Series. A master netting arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Series may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the Series securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities in the open market using the collateral.

The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Series also continues to recognize any unrealized gain (loss) in the market price of the

PGIM Jennison Emerging Markets Equity Opportunities Fund	23

Notes to Financial Statements (unaudited) (continued)

securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements.

Taxes: It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Series expects to pay dividends from net investment income and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

24

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Fund, on behalf of the Series, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Series. PGIM Investments administers the corporate affairs of the Series and, in connection therewith, furnishes the Series with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Series’ custodian (the Custodian), and the Series’ transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Series. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Series, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Series. In connection therewith, Jennison is obligated to keep certain books and records of the Series. PGIM Investments pays for the services of Jennison, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly, at an annual rate of 1.05% of the Series’ average daily net assets up to $5 billion and 1.025% of the Series’ average daily net assets in excess of $5 billion. The effective management fee rate before any waivers and/or expense reimbursements, was 1.05% for the six months ended April 30, 2018.

PGIM Investments has contractually agreed, through February 28, 2019, to limit total annual Series operating expenses after fee waivers and/or expense reimbursements to 1.45% of average daily net assets for Class A shares, 2.20% of average daily net assets for Class C shares, 1.20% of average daily net assets for Class Z shares, and 1.20% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the

PGIM Jennison Emerging Markets Equity Opportunities Fund	25

Notes to Financial Statements (unaudited) (continued)

recoupment for that fiscal year. The waiver and/or expense reimbursements exceeded the effective management fee rate for the six months ended April 30, 2018.

The Fund, on behalf of the Series, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A and Class C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares and Class R6 shares of the Series.

Pursuant to the Distribution Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to 0.30% and 1% of the average daily net assets of the Class A and C shares, respectively. PIMS has contractually agreed to limit such fee to 0.25% of the average daily net assets of the Class A shares through February 28, 2019.

PIMS has advised the Series that it has received $24,411 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2018. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended April 30, 2018 it received $5 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers.

26

Such transactions are subject to ratification by the Board. For the reporting period ended April 30, 2018 no such transactions were entered into by the Series.

The Series may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the reporting period ended April 30 2018, PGIM, Inc. was compensated $319 by PGIM Investments for managing the Series’ securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended April 30, 2018 were $3,568,919 and $1,433,666, respectively.

A summary of cost of purchases and proceeds from sales of shares of affiliated mutual funds for the six months ended April 30, 2018, is presented as follows:

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
PGIM Core Ultra Short Bond Fund	$380,415	$2,904,319	$2,903,328	$—	$—	$381,406	381,406	$3,618
PGIM Institutional Money Market Fund	23,897	6,656,222	5,075,138	46	(124)	1,604,903	1,604,903	386

	$404,312	$9,560,541	$7,978,466	$46	$(124)	$1,986,309		$4,004

*	The Series did not have any capital gain distributions during the reporting period.

5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of April 30, 2018 were as follows:

Tax Basis	$15,876,051

Gross Unrealized Appreciation	5,478,308
Gross Unrealized Depreciation	(250,107)

Net Unrealized Appreciation	$5,228,201

The book basis may differ from tax basis due to certain tax-related adjustments.

PGIM Jennison Emerging Markets Equity Opportunities Fund	27

Notes to Financial Statements (unaudited) (continued)

For federal income tax purposes, the Series had a capital loss carryforward of approximately $2,238,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Series elected to treat late year ordinary losses of approximately $24,000 as having been incurred in the following fiscal year (October 31, 2018).

Management has analyzed the Series’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Series offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class Z and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock.

The Fund is authorized to issue 4.8 billion shares of common stock, with a par value of $0.01 per share, which is divided into seven series. There are 865 million shares authorized for the Series, divided into five classes, designated Class A, Class C, Class Z, Class T and Class R6 common stock, each of which consists of 25 million, 65 million, 300 million, 225 million and 250 million authorized shares, respectively.

The Series currently does not have any Class T shares outstanding.

28

As of April 30, 2018, Prudential, through its affiliate entities, including affiliated funds (if applicable), owned 1,000,515 shares of Class R6 shares of the Series. At reporting period end, three shareholders of record held 81% of the Series’ outstanding shares on behalf of multiple beneficial owners, of which 63% were held by an affiliate of Prudential.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2018:
Shares sold	124,157	$1,542,323
Shares reacquired	(25,762)	(317,176)

Net increase (decrease) in shares outstanding before conversion	98,395	1,225,147
Shares reacquired upon conversion into other share class(es)	(984)	(11,614)

Net increase (decrease) in shares outstanding	97,411	$1,213,533

Year ended October 31, 2017:
Shares sold	156,262	$1,561,350
Shares reacquired	(50,106)	(484,454)

Net increase (decrease) in shares outstanding before conversion	106,156	1,076,896
Shares reacquired upon conversion into other share class(es)	(2,111)	(22,119)

Net increase (decrease) in shares outstanding	104,045	$1,054,777

Class C
Six months ended April 30, 2018:
Shares sold	27,472	$324,316
Shares reacquired	(1,531)	(17,844)

Net increase (decrease) in shares outstanding	25,941	$306,472

Year ended October 31, 2017:
Shares sold	77,848	$791,362
Shares reacquired	(10,893)	(103,832)

Net increase (decrease) in shares outstanding	66,955	$687,530
Shares reacquired upon conversion into other share class(es)	(7,961)	(85,348)

Net increase (decrease) in shares outstanding	58,994	$602,182

Class Z
Six months ended April 30, 2018:
Shares sold	62,723	$773,861
Shares reacquired	(19,831)	(244,683)

Net increase (decrease) in shares outstanding before conversion	42,892	529,178
Shares issued upon conversion from other share class(es)	977	11,614

Net increase (decrease) in shares outstanding	43,869	$540,792

Year ended October 31, 2017:
Shares sold	101,704	$1,016,849
Shares reacquired	(44,028)	(446,412)

Net increase (decrease) in shares outstanding before conversion	57,676	570,437
Shares issued upon conversion from other share class(es)	9,834	107,467

Net increase (decrease) in shares outstanding	67,510	$677,904

PGIM Jennison Emerging Markets Equity Opportunities Fund	29

Notes to Financial Statements (unaudited) (continued)

Class R6	Shares	Amount
Six months ended April 30, 2018:
Shares sold	—	$—
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	—	$—

Period ended October 31, 2017:
Shares reacquired	(1,000)	(10,735)

Net increase (decrease) in shares outstanding	(1,000)	$(10,735)

7. Borrowings

The Fund, on behalf of the Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Series’ portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Series did not utilize the SCA during the reporting period ended April 30, 2018.

30

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,			September 16, 2014(b) through October 31,
	2018		2017	2016	2015	2014
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$11.19		$9.34	$8.81	$10.09	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.04)	(0.04)	(0.04)	(0.01)
Net realized and unrealized gain (loss) on investments	0.96		1.89	0.57	(1.24)	0.10
Total from investment operations	0.92		1.85	0.53	(1.28)	0.09
Net asset value, end of period	$12.11		$11.19	$9.34	$8.81	$10.09
Total Return(a)	8.22%		19.81%	6.02%	(12.69)%	0.90%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,567		$2,204	$869	$311	$18
Average net assets (000)	$2,911		$1,363	$528	$208	$15
Ratios to average net assets(d):
Expenses after waiver and/or expense reimbursement	1.45%	(e)	1.45%	1.45%	1.54%	1.55%	(e)
Expenses before waiver and/or expense reimbursement	2.87%	(e)	3.28%	3.87%	3.40%	14.06%	(e)
Net investment income (loss)	(0.61)%	(e)	(0.35)%	(0.49)%	(0.48)%	(0.93)%	(e)
Portfolio turnover rate(g)	8%	(f)	45%	44%	67%	15%	(f)

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on average shares outstanding during the period.
(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund	31

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,			September 16, 2014(b) through October 31,
	2018		2017	2016	2015	2014
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$10.93		$9.20	$8.74	$10.08	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.08)		(0.11)	(0.11)	(0.13)	(0.02)
Net realized and unrealized gain (loss) on investments	0.94		1.84	0.57	(1.21)	0.10
Total from investment operations	0.86		1.73	0.46	(1.34)	0.08
Net asset value, end of period	$11.79		$10.93	$9.20	$8.74	$10.08
Total Return(a)	7.87%		18.80%	5.26%	(13.29)%	0.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,942		$1,516	$734	$662	$501
Average net assets (000)	$1,824		$973	$672	$699	$296
Ratios to average net assets(d):
Expenses after waiver and/or expense reimbursement	2.20%	(e)	2.20%	2.20%	2.29%	2.30%	(e)
Expenses before waiver and/or expense reimbursement	3.77%	(e)	4.00%	4.62%	4.12%	15.19%	(e)
Net investment income (loss)	(1.40)%	(e)	(1.17)%	(1.29)%	(1.36)%	(1.79)%	(e)
Portfolio turnover rate(g)	8%	(f)	45%	44%	67%	15%	(f)

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on average shares outstanding during the period.
(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

32

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,			September 16, 2014(b) through October 31,
	2018		2017	2016	2015	2014
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$11.27		$9.39	$8.82	$10.09	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(0.02)	(0.03)	(0.04)	(0.01)
Net realized and unrealized gain (loss) on investments	0.97		1.90	0.60	(1.23)	0.10
Total from investment operations	0.95		1.88	0.57	(1.27)	0.09
Net asset value, end of period	$12.22		$11.27	$9.39	$8.82	$10.09
Total Return(a)	8.43%		20.02%	6.46%	(12.59)%	0.90%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,599		$980	$183	$60	$10
Average net assets (000)	$1,338		$490	$102	$17	$10
Ratios to average net assets(d):
Expenses after waiver and/or expense reimbursement	1.20%	(e)	1.20%	1.20%	1.29%	1.30%	(e)
Expenses before waiver and/or expense reimbursement	3.07%	(e)	2.94%	3.55%	3.48%	13.51%	(e)
Net investment income (loss)	(0.37)%	(e)	(0.19)%	(0.31)%	(0.44)%	(0.67)%	(e)
Portfolio turnover rate(g)	8%	(f)	45%	44%	67%	15%	(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on average shares outstanding during the period.
(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund	33

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,			September 16, 2014(b) through October 31,
	2018		2017	2016	2015	2014
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$11.27		$9.39	$8.83	$10.09	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.03)		(0.01)	(0.03)	(0.04)	(0.01)
Net realized and unrealized gain (loss) on investments	0.98		1.89	0.59	(1.21)	0.10
Total from investment operations	0.95		1.88	0.56	(1.25)	0.09
Less Dividends:
Dividends from net investment income	-		-	-	(0.01)	-
Net asset value, end of period	$12.22		$11.27	$9.39	$8.83	$10.09
Total Return(a)	8.43%		20.02%	6.34%	(12.44)%	0.90%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12,221		$11,271	$9,404	$8,840	$10,101
Average net assets (000)	$12,261		$9,893	$8,722	$9,518	$9,785
Ratios to average net assets(d):
Expenses after waiver and/or expense reimbursement	1.20%	(e)	1.20%	1.20%	1.29%	1.30%	(e)
Expenses before waiver and/or expense reimbursement	2.03%	(e)	2.78%	3.13%	2.91%	13.37%	(e)
Net investment income (loss)	(0.42)%	(e)	(0.13)%	(0.29)%	(0.40)%	(0.68)%	(e)
Portfolio turnover rate(g)	8%	(f)	45%	44%	67%	15%	(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on average shares outstanding during the period.
(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

34

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Deborah A. Docs, Secretary • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Jennison Emerging Markets Equity Opportunities Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON EMERGING MARKETS EQUITY OPPORTUNITIES FUND

SHARE CLASS	A	C	Z	R6*
NASDAQ	PDEAX	PDECX	PDEZX	PDEQX
CUSIP	743969644	743969636	743969610	743969628

*Formerly known as Class Q shares.

MF225E2

PGIM JENNISON GLOBAL OPPORTUNITIES FUND

(Formerly known as Prudential Jennison Global Opportunities Fund)

SEMIANNUAL REPORT

APRIL 30, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: To seek long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2018 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2018 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Jennison Global Opportunities Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Jennison Global Opportunities Fund informative and useful. The report covers performance for the six-month period ended April 30, 2018.

We have important information to share with you. Effective June 11, 2018, Prudential Mutual Funds were renamed PGIM Funds. This renaming is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name has changed. Your Fund’s management and operation, along with its symbols, remained the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Global Opportunities Fund

June 15, 2018

*The Prudential Day One Funds did not change their names.

PGIM Jennison Global Opportunities Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/18 (without sales charges)	Average Annual Total Returns as of 4/30/18 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class A	7.48	20.05	13.69	12.91 (3/14/12)
Class C	7.10	25.10	14.13	13.09 (3/14/12)
Class Z	7.67	27.38	15.27	14.23 (3/14/12)
Class R6**	7.69	27.49	N/A	15.09 (12/22/14)
MSCI ACWI ND Index
	3.56	14.16	8.80	—
Lipper Global Multi-Cap Growth Funds Average***
	4.79	16.93	10.33	—
Lipper Global Large-Cap Growth Funds Average***
	4.27	16.43	9.73	—

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

**Formerly known as Class Q shares.

***The Fund is compared to the Lipper Global Multi-Cap Growth Funds Average performance universe, although Lipper classifies the Fund in the Lipper Global Large-Cap Growth Funds performance universe. The Lipper Global Multi-Cap Growth Funds performance universe is utilized because the Fund’s manager believes that the funds included in this universe provide a more appropriate basis for fund performance comparison.

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Averages are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6*
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

*Formerly known as Class Q shares.

Benchmark Definitions

MSCI ACWI ND Index—The Morgan Stanley Capital International All Country World Net Dividend Index (MSCI ACWI ND Index) is an unmanaged free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI ND Index consists of 46 country indexes comprising 23 developed and 23 emerging market country indexes. The ND version of the MSCI ACWI Index reflects the impact of the maximum withholding taxes on reinvested dividends. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class A, Class C, and Class Z shares is 9.45% and 8.32% for Class R6 shares.

Lipper Global Multi-Cap Growth Funds Average—The Lipper Global Multi-Cap Growth Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Global Multi-Cap Growth Funds universe for the periods noted. Funds in the Lipper Average are funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Global multi-cap growth funds typically have above-average characteristics compared to the MSCI World Index. The average annual total return for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class A, Class C, and Class Z shares is 10.46% and 9.30% for Class R6 shares.

Lipper Global Large-Cap Growth Funds Average—The Lipper Global Large-Cap Growth Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Global Large-Cap Growth Funds universe for the periods noted. Funds in the Lipper Average are funds that, by portfolio practice, invest at least 75% of their

PGIM Jennison Global Opportunities Fund	7

Your Fund’s Performance (continued)

equity assets in companies both inside and outside of the US with market capitalizations (on a three-year weighted basis) above Lipper’s global large-cap floor. Global large-cap growth funds typically have above average characteristics compared to their large-cap specific subset of the MSCI World Index. The average annual total return for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class A, Class C, and Class Z shares is 10.30% and 9.40% for Class R6 shares.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 4/30/18 (%)
Alibaba Group Holding Ltd., ADR, Internet Software & Services	5.7
Amazon.com, Inc., Internet & Direct Marketing Retail	5.7
Tencent Holdings Ltd., Internet Software & Services	5.5
Kering SA, Textiles, Apparel & Luxury Goods	5.2
Netflix, Inc., Internet & Direct Marketing Retail	4.9

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/18 (%)
Internet Software & Services	17.2
Internet & Direct Marketing Retail	14.4
Textiles, Apparel & Luxury Goods	12.0
IT Services	10.9
Software	5.3

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Jennison Global Opportunities Fund	9

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Global Opportunities Fund		Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,074.80	1.17%	$6.02
	Hypothetical	$1,000.00	$1,018.99	1.17%	$5.86
Class C	Actual	$1,000.00	$1,071.00	1.91%	$9.81
	Hypothetical	$1,000.00	$1,015.32	1.91%	$9.54
Class Z	Actual	$1,000.00	$1,076.70	0.90%	$4.63
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51
Class R6**	Actual	$1,000.00	$1,076.90	0.84%	$4.33
	Hypothetical	$1,000.00	$1,020.63	0.84%	$4.21

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2018, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

**Formerly known as Class Q shares.

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Schedule of Investments (unaudited)

as of April 30, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 98.4%

COMMON STOCKS

Argentina 2.5%
MercadoLibre, Inc.(a)	81,058	$27,528,107

Brazil 1.1%
Raia Drogasil SA	643,641	12,625,888

China 12.9%
Alibaba Group Holding Ltd., ADR*(a)	356,982	63,735,567
JD.com, Inc., ADR*(a)	399,026	14,568,439
Tencent Holdings Ltd.	1,254,109	61,655,670
Tencent Holdings Ltd., 144A	66,669	3,277,643

		143,237,319

France 10.4%
Kering SA	99,514	57,568,420
LVMH Moet Hennessy Louis Vuitton SE	118,622	41,281,835
Remy Cointreau SA	126,178	17,383,925

		116,234,180

Germany 3.1%
Wirecard AG	256,492	34,703,583

India 2.3%
HDFC Bank Ltd., ADR	267,580	25,636,840

Italy 2.4%
Ferrari NV	220,082	26,998,944

Japan 4.2%
FANUC Corp.	71,798	15,379,895
Keyence Corp.	51,387	31,334,745

		46,714,640

Netherlands 1.9%
ASML Holding NV	108,280	20,614,729

Switzerland 1.1%
Straumann Holding AG	17,603	11,949,392

Thailand 2.8%
CP ALL PCL	11,226,790	30,889,072

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

United Kingdom 2.5%
ASOS PLC*	348,603	$27,922,091

United States 51.2%
Activision Blizzard, Inc.	234,243	15,542,023
Adobe Systems, Inc.*	96,975	21,489,660
Albemarle Corp.	139,141	13,491,111
Alphabet, Inc. (Class A Stock)*	14,162	14,425,130
Amazon.com, Inc.*	40,355	63,201,176
Boeing Co. (The)	116,630	38,903,103
Charter Communications, Inc. (Class A Stock)*	37,210	10,094,701
Estee Lauder Cos., Inc. (The) (Class A Stock)	245,647	36,377,864
Facebook, Inc. (Class A Stock)*	118,543	20,389,396
Home Depot, Inc. (The)	133,769	24,720,511
Intuitive Surgical, Inc.*	36,682	16,168,692
Mastercard, Inc. (Class A Stock)	202,406	36,082,918
Netflix, Inc.*	174,978	54,673,626
NIKE, Inc. (Class B Stock)	513,249	35,101,099
PayPal Holdings, Inc.*	432,997	32,305,906
Square, Inc. (Class A Stock)*(a)	378,290	17,908,248
Tesla, Inc.*(a)	87,673	25,767,095
UnitedHealth Group, Inc.	187,555	44,338,002
Vertex Pharmaceuticals, Inc.*	175,156	26,826,893
Workday, Inc. (Class A Stock)*	174,182	21,744,881

		569,552,035

TOTAL LONG-TERM INVESTMENTS (cost $922,894,742)		1,094,606,820

SHORT-TERM INVESTMENTS 13.8%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - PGIM Core Ultra Short Bond Fund(w)	15,094,645	15,094,645
Prudential Investment Portfolios 2 - PGIM Institutional Money Market Fund (cost $138,431,607; includes $138,243,593 of cash collateral for securities on loan)(b)(w)	138,436,965	138,436,965

TOTAL SHORT-TERM INVESTMENTS (cost $153,526,252)		153,531,610

TOTAL INVESTMENTS 112.2% (cost $1,076,420,994)		1,248,138,430
Liabilities in excess of other assets (12.2)%		(136,107,380)

NET ASSETS 100.0%		$1,112,031,050

See Notes to Financial Statements.

12

The following abbreviations are used in the semiannual report:

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $135,674,940; cash collateral of $138,243,593 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 - PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$27,528,107	$—	$—
Brazil	12,625,888	—	—
China	78,304,006	64,933,313	—
France	—	116,234,180	—
Germany	—	34,703,583	—
India	25,636,840	—	—
Italy	—	26,998,944	—
Japan	—	46,714,640	—
Netherlands	—	20,614,729	—
Switzerland	—	11,949,392	—
Thailand	—	30,889,072	—
United Kingdom	—	27,922,091	—
United States	569,552,035	—	—
Affiliated Mutual Funds	153,531,610	—	—

Total	$867,178,486	$380,959,944	$—

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2018 were as follows:

Internet Software & Services	17.2%
Internet & Direct Marketing Retail	14.4
Affiliated Mutual Funds (including 12.4% of collateral for securities on loan)	13.8
Textiles, Apparel & Luxury Goods	12.0
IT Services	10.9
Software	5.3
Automobiles	4.7
Health Care Providers & Services	4.0
Food & Staples Retailing	3.9
Aerospace & Defense	3.5
Personal Products	3.3
Electronic Equipment, Instruments & Components	2.8
Health Care Equipment & Supplies	2.5%
Biotechnology	2.4
Banks	2.3
Specialty Retail	2.2
Semiconductors & Semiconductor Equipment	1.9
Beverages	1.6
Machinery	1.4
Chemicals	1.2
Media	0.9

112.2
Liabilities in excess of other assets	(12.2)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Series entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$135,674,940	$(135,674,940)	$—

(1)	Collateral amount disclosed by the Series is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

14

This Page Intentionally Left Blank

Statement of Assets & Liabilities (unaudited)

as of April 30, 2018

Assets
Investments at value, including securities on loan of $135,674,940:
Unaffiliated investments (cost $922,894,742)	$1,094,606,820
Affiliated investments (cost $153,526,252)	153,531,610
Receivable for investments sold	14,490,038
Receivable for Series shares sold	7,132,913
Dividends receivable	1,275,857
Tax reclaim receivable	122,267
Prepaid expenses	59,302

Total Assets	1,271,218,807

Liabilities
Payable to broker for collateral for securities on loan	138,243,593
Payable for investments purchased	18,099,160
Payable for Series shares reacquired	1,838,974
Management fee payable	671,863
Accrued expenses and other liabilities	177,817
Distribution fee payable	134,992
Affiliated transfer agent fee payable	21,358

Total Liabilities	159,187,757

Net Assets	$1,112,031,050

Net assets were comprised of:
Common stock, at par	$496,531
Paid-in capital in excess of par	960,181,758

960,678,289
Accumulated net investment loss	(2,333,717)
Accumulated net realized loss on investment and foreign currency transactions	(18,015,446)
Net unrealized appreciation on investments and foreign currencies	171,701,924

Net assets, April 30, 2018	$1,112,031,050

See Notes to Financial Statements.

16

Class A
Net asset value and redemption price per share ($139,339,612 ÷ 6,258,275 shares of common stock issued and outstanding)	$22.26
Maximum sales charge (5.50% of offering price)	1.30

Maximum offering price to public	$23.56

Class C
Net asset value, offering price and redemption price per share ($135,992,606 ÷ 6,398,827 shares of common stock issued and outstanding)	$21.25

Class Z
Net asset value, offering price and redemption price per share ($693,332,412 ÷ 30,672,735 shares of common stock issued and outstanding)	$22.60

Class R6
Net asset value, offering price and redemption price per share ($143,366,420 ÷ 6,323,309 shares of common stock issued and outstanding)	$22.67

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund	17

Statement of Operations (unaudited)

Six Months Ended April 30, 2018

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $243,789)	$2,838,662
Income from securities lending, net (including affiliated income of $41,272)	160,528
Affiliated dividend income	152,399

Total income	3,151,589

Expenses
Management fee	3,176,526
Distribution fee(a)	701,019
Transfer agent’s fees and expenses (affiliated expense of $56,220)(a)	221,938
Custodian and accounting fees	82,074
Registration fees(a)	41,372
Shareholders’ reports	23,789
Audit fee	13,686
Directors’ fees	10,952
Legal fees and expenses	10,237
Miscellaneous	13,730

Total expenses	4,295,323
Less: Fee waiver and/or expense reimbursement(a)	(138,085)
Less: Distribution fee waiver(a)	(28,599)

Net expenses	4,128,639

Net investment income (loss)	(977,050)

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(9,786))	1,012,866
Foreign currency transactions	16,988

1,029,854

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $4,662)	39,504,903
Foreign currencies	(13,265)

39,491,638

Net gain (loss) on investment and foreign currency transactions	40,521,492

Net Increase (Decrease) In Net Assets Resulting From Operations	$39,544,442

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	171,586	529,433	—	—
Transfer agent’s fees and expenses	48,607	39,307	133,969	55
Registration fees	11,285	8,951	13,363	7,773
Fee waiver and/or expense reimbursement	(24,564)	(21,518)	(74,609)	(17,394)
Distribution fee waiver	(28,599)	—	—	—

See Notes to Financial Statements.

18

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2018	Year Ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(977,050)	$(1,676,165)
Net realized gain (loss) on investment and foreign currency transactions	1,029,854	10,626,478
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	39,491,638	97,281,693

Net increase (decrease) in net assets resulting from operations	39,544,442	106,232,006

Series share transactions (Net of share conversions)
Net proceeds from shares sold	614,466,424	276,077,034
Cost of shares reacquired	(75,565,136)	(113,423,243)

Net increase (decrease) in net assets from Series share transactions	538,901,288	162,653,791

Total increase (decrease)	578,445,730	268,885,797

Net Assets:
Beginning of period	533,585,320	264,699,523

End of period(a)	$1,112,031,050	$533,585,320

(a) Includes accumulated net investment loss:	$(2,333,717)	$(1,356,667)

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund	19

Notes to Financial Statements (unaudited)

Prudential World Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company and currently consists of seven series: PGIM Jennison Emerging Markets Equity Opportunities Fund (formerly known as Prudential Jennison Emerging Markets Equity Fund), PGIM Jennison Global Infrastructure Fund, PGIM Jennison Global Opportunities Fund, PGIM Jennison International Opportunities Fund and PGIM QMA International Equity Fund, each of which are diversified funds and PGIM Emerging Markets Debt Hard Currency Fund and PGIM Emerging Markets Debt Local Currency Fund, each of which are non-diversified funds for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM Jennison Global Opportunities Fund (the “Series”). Effective June 11, 2018, the Series’ names were changed by replacing “Prudential” with “PGIM” in each Series’ name and Class Q shares were renamed Class R6 shares.

The investment objective of the Series is to seek long-term growth of capital.

1. Accounting Policies

The Series follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Series holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

20

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Series’ foreign investments may change on days when investors cannot purchase or redeem Series shares.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which

PGIM Jennison Global Opportunities Fund	21

Notes to Financial Statements (unaudited) (continued)

it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Series may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Series has valued the investment. Therefore, the Series may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Series’ Subadviser under the guidelines adopted by the Board of the Company. However, the liquidity of the Series’ investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of

22

long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Master Netting Arrangements: The Fund, on behalf of the Series, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Series. A master netting arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Series may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the Series securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities in the open market using the collateral.

The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The

PGIM Jennison Global Opportunities Fund	23

Notes to Financial Statements (unaudited) (continued)

Series also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements.

Taxes: It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Series expects to pay dividends from net investment income and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

24

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Fund, on behalf of the Series, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Series. PGIM Investments administers the corporate affairs of the Series and, in connection therewith, furnishes the Series with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Series’ custodian (the Custodian), and the Series’ transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Series. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Series, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Series. In connection therewith, Jennison is obligated to keep certain books and records of the Series. PGIM Investments pays for the services of Jennison, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly, at an annual rate of 0.825% of the Series’ average daily net assets up to $1 billion and 0.80% of such assets in excess of $1 billion. The effective management fee rate, before any waivers and/or expense reimbursements, was 0.825% for the six months ended April 30, 2018.

PGIM Investments has contractually agreed, through February 28, 2019, to limit the net annual Series operating expenses (exclusive of distribution and service (12b-1) fees, transfer agency expenses (including sub-transfer agency and networking fees), taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, acquired fund fees and expenses, brokerage, extraordinary expenses and certain other expenses, such as dividend, broker charges and interest expense on short sales) of each class of shares to 0.84% of the Series’ average daily net assets. Fees and/or expenses waived and/or reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The effective management fee rate, net of waivers and/or expense reimbursements, was 0.789% for the six months ended April 30, 2018.

PGIM Jennison Global Opportunities Fund	25

Notes to Financial Statements (unaudited) (continued)

The Fund, on behalf of the Series, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A and Class C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Series.

Pursuant to the Distribution Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to 0.30% and 1% of the average daily net assets of the Class A and Class C shares, respectively. PIMS has contractually agreed to limit such fees to 0.25% of the average daily net assets of the Class A shares through February 28, 2019.

PIMS has advised the Series that it has received $1,052,395 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2018. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended April 30, 2018 it received $678 and $8,137 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended April 30, 2018 no such transactions were entered into by the Series.

26

The Series may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the reporting period ended April 30, 2018, PGIM, Inc. was compensated $34,427 by PGIM Investments for managing the Series’ securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended April 30, 2018 were $769,499,507 and $241,469,616, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the six months ended April 30, 2018, is presented as follows:

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
PGIM Core Ultra Short Bond Fund	$5,431,483	$266,708,274	$257,045,112	$—	$—	$15,094,645	15,094,645	$152,399
PGIM Institutional Money Market Fund	56,735,133	319,027,171	237,320,215	4,662	(9,786)	138,436,965	138,436,965	41,272

	$62,166,616	$585,735,445	$494,365,327	$4,662	$(9,786)	$153,531,610		$193,671

*	The Funds did not have any capital gain distributions during the reporting period.

5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of April 30, 2018 were as follows:

Tax Basis	$1,078,098,361

Gross Unrealized Appreciation	195,960,357
Gross Unrealized Depreciation	(25,920,288)

Net Unrealized Appreciation	$170,040,069

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Series had a capital loss carryforward as of October 31, 2017 of approximately $17,383,000 which can be carried forward for an unlimited period. The Series utilized approximately $10,095,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended October 31, 2017.

PGIM Jennison Global Opportunities Fund	27

Notes to Financial Statements (unaudited) (continued)

No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Series elected to treat certain late-year ordinary income losses of approximately $1,351,000 as having been incurred in the following fiscal year (October 31, 2018).

Management has analyzed the Series’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Series offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class Z and Class R6 shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock.

The Fund is authorized to issue 4.8 billion shares of common stock, with a par value of $0.01 per share, which are divided into seven series. There are 725 million shares authorized for the Series, divided into five classes, designated Class A, Class C, Class Z, Class T and Class R6 common stock, each of which consists of 25 million, 65 million, 200 million, 235 million and 200 million authorized shares, respectively.

The Series currently does not have any Class T shares outstanding.

At reporting period end, eight shareholders of record held 68% of the Series’ outstanding shares.

28

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2018:
Shares sold	2,570,256	$57,340,907
Shares reacquired	(493,188)	(11,026,765)

Net increase (decrease) in shares outstanding before conversion	2,077,068	46,314,142
Shares issued upon conversion from other share class(es)	63,301	1,394,115
Shares reacquired upon conversion into other share class(es)	(238,123)	(5,454,402)

Net increase (decrease) in shares outstanding	1,902,246	$42,253,855

Year ended October 31, 2017:
Shares sold	2,078,996	$38,260,950
Shares reacquired	(1,776,496)	(28,917,700)

Net increase (decrease) in shares outstanding before conversion	302,500	9,343,250
Shares issued upon conversion from other share class(es)	33,357	589,430
Shares reacquired upon conversion into other share class(es)	(1,897,150)	(30,135,824)

Net increase (decrease) in shares outstanding	(1,561,293)	$(20,203,144)

Class C
Six months ended April 30, 2018:
Shares sold	2,705,027	$57,632,703
Shares reacquired	(250,298)	(5,286,957)

Net increase (decrease) in shares outstanding before conversion	2,454,729	52,345,746
Shares reacquired upon conversion into other share class(es)	(62,763)	(1,323,668)

Net increase (decrease) in shares outstanding	2,391,966	$51,022,078

Year ended October 31, 2017:
Shares sold	1,591,435	$28,218,908
Shares reacquired	(1,038,579)	(16,015,909)

Net increase (decrease) in shares outstanding before conversion	552,856	12,202,999
Shares reacquired upon conversion into other share class(es)	(121,302)	(2,004,556)

Net increase (decrease) in shares outstanding	431,554	$10,198,443

Class Z
Six months ended April 30, 2018:
Shares sold	17,078,744	$386,873,396
Shares reacquired	(2,565,912)	(57,605,374)

Net increase (decrease) in shares outstanding before conversion	14,512,832	329,268,022
Shares issued upon conversion from other share class(es)	284,935	6,576,697
Shares reacquired upon conversion into other share class(es)	(64,031)	(1,434,290)

Net increase (decrease) in shares outstanding	14,733,736	$334,410,429

Year ended October 31, 2017:
Shares sold	10,560,611	$193,966,873
Shares reacquired	(4,030,257)	(68,348,380)

Net increase (decrease) in shares outstanding before conversion	6,530,354	125,618,493
Shares issued upon conversion from other shares class(es)	1,977,600	31,909,367
Shares reacquired upon conversion into other share class(es)	(30,248)	(537,355)

Net increase (decrease) in shares outstanding	8,477,706	$156,990,505

PGIM Jennison Global Opportunities Fund	29

Notes to Financial Statements (unaudited) (continued)

Class R6	Shares	Amount
Six months ended April 30, 2018:
Shares sold	5,007,233	$112,619,418
Shares reacquired	(72,512)	(1,646,040)

Net increase (decrease) in shares outstanding before conversion	4,934,721	110,973,378
Shares issued upon conversion from other share class(es)	10,529	241,548

Net increase (decrease) in shares outstanding	4,945,250	$111,214,926

Year ended October 31, 2017:
Shares sold	811,863	$15,630,303
Shares reacquired	(7,440)	(141,254)

Net increase (decrease) in shares outstanding before conversion	804,423	15,489,049
Shares issued upon conversion from other share class(es)	9,725	178,938

Net increase (decrease) in shares outstanding	814,148	$15,667,987

7. Borrowings

The Fund, on behalf of the Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Series’ portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Series did not utilize the SCA during the reporting period ended April 30, 2018.

30

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$20.72		$15.14	$15.63	$14.08	$12.94	$9.86
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.09)	(0.05)	(0.09)	(0.11)	(0.06)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.58		5.67	(0.44)	1.64	1.25	3.14
Total from investment operations	1.54		5.58	(0.49)	1.55	1.14	3.08
Net asset value, end of period	$22.26		$20.72	$15.14	$15.63	$14.08	$12.94
Total Return(b):	7.43%		36.86%	(3.13)%	11.01%	8.81%	31.24%

Ratios/Supplemental Data:
Net assets, end of period (000)	$139,340		$90,247	$89,579	$74,049	$21,150	$10,035
Average net assets (000)	$115,338		$70,810	$100,220	$36,635	$19,352	$4,982
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.17%	(d)	1.19%	1.20%	1.38%	1.60%	1.60%
Expenses before waivers and/or expense reimbursement	1.27%	(d)	1.33%	1.36%	1.56%	1.71%	2.19%
Net investment income (loss)	(0.40)%	(d)	(0.55)%	(0.31)%	(0.63)%	(0.78)%	(0.54)%
Portfolio turnover rate(f)	31%	(e)	79%	88%	58%	68%	70%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Annualized.
(e)	Not annualized.
(f)	The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund	31

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$19.85		$14.61	$15.20	$13.79	$12.77	$9.81
Income (loss) from investment operations:
Net investment income (loss)	(0.12)		(0.22)	(0.15)	(0.20)	(0.21)	(0.14)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.52		5.46	(0.44)	1.61	1.23	3.10
Total from investment operations	1.40		5.24	(0.59)	1.41	1.02	2.96
Net asset value, end of period	$21.25		$19.85	$14.61	$15.20	$13.79	$12.77
Total Return(b):	7.05%		35.87%	(3.88)%	10.22%	7.99%	30.17%

Ratios/Supplemental Data:
Net assets, end of period (000)	$135,993		$79,531	$52,246	$28,982	$5,723	$1,659
Average net assets (000)	$106,764		$55,922	$50,113	$11,330	$4,361	$950
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.91%	(d)	1.94%	1.95%	2.12%	2.35%	2.35%
Expenses before waivers and/or expense reimbursement	1.95%	(d)	2.03%	2.06%	2.27%	2.41%	2.89%
Net investment income (loss)	(1.13)%	(d)	(1.28)%	(1.07)%	(1.37)%	(1.54)%	(1.26)%
Portfolio turnover rate(f)	31%	(e)	79%	88%	58%	68%	70%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Annualized.
(e)	Not annualized.
(f)	The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

32

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$21.00		$15.31	$15.77	$14.17	$12.99	$9.87
Income (loss) from investment operations:
Net investment income (loss)	(0.01)		(0.05)	(0.01)	(0.06)	(0.08)	(0.03)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.61		5.74	(0.45)	1.66	1.26	3.15
Total from investment operations	1.60		5.69	(0.46)	1.60	1.18	3.12
Net asset value, end of period	$22.60		$21.00	$15.31	$15.77	$14.17	$12.99
Total Return(b):	7.62%		37.17%	(2.92)%	11.29%	9.08%	31.61%

Ratios/Supplemental Data:
Net assets, end of period (000)	$693,332		$334,783	$114,228	$102,800	$33,504	$25,219
Average net assets (000)	$489,096		$193,977	$131,042	$48,494	$30,965	$18,340
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.90%	(d)	0.94%	0.95%	1.15%	1.35%	1.35%
Expenses before waivers and/or expense reimbursement	0.93%	(d)	1.02%	1.06%	1.28%	1.42%	1.89%
Net investment income (loss)	(0.08)%	(d)	(0.28)%	(0.07)%	(0.41)%	(0.56)%	(0.25)%
Portfolio turnover rate(f)	31%	(e)	79%	88%	58%	68%	70%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Annualized.
(e)	Not annualized.
(f)	The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund	33

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,		December 22, 2014(a) through October 31,
	2018		2017	2016	2015
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$21.06		$15.33	$15.78	$14.15
Income (loss) from investment operations:
Net investment income (loss)	0.01		(0.04)	0.01	(0.03)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.60		5.77	(0.46)	1.66
Total from investment operations	1.61		5.73	(0.45)	1.63
Net asset value, end of period	$22.67		$21.06	$15.33	$15.78
Total Return(c):	7.64%		37.38%	(2.85)%	11.52%

Ratios/Supplemental Data:
Net assets, end of period (000)	$143,366		$29,023	$8,647	$11
Average net assets (000)	$65,251		$14,700	$7,736	$11
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.84%	(e)	0.84%	0.84%	1.09%	(e)
Expenses before waivers and/or expense reimbursement	0.89%	(e)	0.92%	0.95%	1.18%	(e)
Net investment income (loss)	0.11%	(e)	(0.23)%	0.05%	(0.27)%	(e)
Portfolio turnover rate(g)	31%	(f)	79%	88%	58%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

34

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Global Opportunities Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON GLOBAL OPPORTUNITIES FUND

SHARE CLASS	A	C	Z	R6*
NASDAQ	PRJAX	PRJCX	PRJZX	PRJQX
CUSIP	743969719	743969693	743969685	743969594

*Formerly known as Class Q shares.

MF214E2

PGIM JENNISON INTERNATIONAL OPPORTUNITIES FUND

(Formerly known as Prudential Jennison International Opportunities Fund)

SEMIANNUAL REPORT

APRIL 30, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: To seek long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2018 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2018 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgiminvestments.com

PGIM Jennison International Opportunities Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Jennison International Opportunities Fund informative and useful. The report covers performance for the six-month period ended April 30, 2018.

We have important information to share with you. Effective June 11, 2018, Prudential Mutual Funds were renamed PGIM Funds. This renaming is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name has changed. Your Fund’s management and operation, along with its symbols, remained the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison International Opportunities Fund

June 15, 2018

*The Prudential Day One Funds did not change their names.

PGIM Jennison International Opportunities Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/18 (without sales charges)	Average Annual Total Returns as of 4/30/18 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class A	4.85	20.68	7.28	10.09 (6/5/12)
Class C	4.38	25.66	7.69	10.32 (6/5/12)
Class R**	2.16	N/A	N/A	N/A (11/20/17)
Class Z	4.98	28.10	8.78	11.43 (6/5/12)
Class R6***	5.02	28.05	N/A	14.47 (12/23/15)
MSCI ACWI ex-US Index
	3.47	15.91	5.46	—
Lipper International Multi-Cap Growth Funds Average
	3.03	16.03	6.37	—

Source: PGIM Investments LLC and Lipper Inc.

* Not annualized

** Since inception

*** Formerly known as Class Q shares.

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to each classes inception date.

6	Visit our website at pgiminvestments.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R6*
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	0.75% (0.50% currently)	None	None

* Formerly known as Class Q shares.

Benchmark Definitions

MSCI All Country World Index ex-US Index—The Morgan Stanley Capital International All Country World ex-US Index (MSCI ACWI ex-US Index) is an unmanaged free float-adjusted market capitalization weighted index that is designed to provide a broad measure of stock performance throughout the world, with the exception of US-based companies. The average annual total returns for the MSCI ACWI ex-US Index measured from the month-end closest to the inception date of the Fund’s Class A, Class C, and Class Z shares is 9.16% and 13.16% for Class R6 shares.

Lipper International Multi-Cap Growth Funds Average—The Lipper International Multi-Cap Growth Funds Average (Lipper Average) is based on the average return of all funds in the Lipper International Multi-Cap Growth Funds universe for the periods noted. Funds in the Lipper Average, by portfolio practice, invest in a variety of market-capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time. International multi-cap growth funds typically have above-average characteristics compared to the MSCI EAFE Index. The average annual total return for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class A, Class C, and Class Z shares is 9.80% and 11.47% for Class R6 shares.

PGIM Jennison International Opportunities Fund	7

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 4/30/18 (%)
Alibaba Group Holding Ltd., Internet Software & Services	7.0
Tencent Holdings Ltd., Internet Software & Services	6.4
Kering SA, Textiles, Apparel & Luxury Goods	6.2
Wirecard AG, IT Services	4.0
LVMH Moet Hennessy Louis Vuitton SE, Textiles, Apparel & Luxury Goods	3.8

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/18 (%)
Internet Software & Services	17.7
Textiles, Apparel & Luxury Goods	14.5
Health Care Equipment & Supplies	5.8
Personal Products	5.5
IT Services	5.1

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Jennison International Opportunities Fund	9

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison International Opportunities Fund		Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,048.50	1.17%	$5.94
	Hypothetical	$1,000.00	$1,018.99	1.17%	$5.86
Class C	Actual	$1,000.00	$1,043.80	1.91%	$9.68
	Hypothetical	$1,000.00	$1,015.32	1.91%	$9.54
Class R	Actual**	$1,000.00	$1,021.60	1.44%	$6.42
	Hypothetical	$1,000.00	$1,017.65	1.44%	$7.20
Class Z	Actual	$1,000.00	$1,049.80	0.87%	$4.42
	Hypothetical	$1,000.00	$1,020.48	0.87%	$4.36
Class R6***	Actual	$1,000.00	$1,050.20	0.84%	$4.27
	Hypothetical	$1,000.00	$1,020.63	0.84%	$4.21

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2018, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

**“Actual” expenses are calculated using the 161 days in the period ended April 30, 2018 due to the class’ inception date of November 20, 2017.

***Formerly known as Class Q shares.

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Schedule of Investments (unaudited)

as of April 30, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 96.7%

COMMON STOCKS 93.9%

Argentina 2.5%
MercadoLibre, Inc.	31,653	$10,749,675

Brazil 2.2%
PagSeguro Digital Ltd. (Class A Stock)*	136,511	4,536,260
Raia Drogasil SA*	247,727	4,859,500

		9,395,760

Canada 1.7%
Shopify, Inc. (Class A Stock)*	54,991	7,348,447

China 15.0%
Alibaba Group Holding Ltd., ADR*(a)	167,262	29,862,958
JD.com, Inc., ADR*(a)	183,483	6,698,964
Tencent Holdings Ltd.	560,704	27,565,850

		64,127,772

Denmark 1.1%
Novozymes A/S (Class B Stock)	102,520	4,819,760

France 20.7%
Dassault Systemes SE	103,713	13,440,150
Kering SA	45,598	26,378,247
L’Oreal SA	63,465	15,281,702
LVMH Moet Hennessy Louis Vuitton SE	47,041	16,370,815
Pernod-Ricard SA	51,329	8,525,019
Remy Cointreau SA	63,283	8,718,690

		88,714,623

Germany 8.4%
Fresenius SE & Co. KGaA	99,742	7,595,771
Infineon Technologies AG	430,523	11,023,834
Wirecard AG	127,423	17,240,439

		35,860,044

Hong Kong 2.1%
Techtronic Industries Co. Ltd.	1,514,539	8,872,460

India 5.2%
HDFC Bank Ltd., ADR	121,418	11,633,059
Maruti Suzuki India Ltd.	79,570	10,470,523

		22,103,582

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Italy 8.5%
Brembo SpA	401,820	$5,919,831
Brunello Cucinelli SpA, 144A	5,417	179,926
Brunello Cucinelli SpA	296,781	9,857,568
Ferrari NV	89,363	10,962,762
Moncler SpA	207,201	9,338,930

		36,259,017

Japan 7.3%
FANUC Corp.	33,591	7,195,549
Keyence Corp.	25,423	15,502,427
Kose Corp.	45,377	8,385,521

		31,083,497

Netherlands 1.7%
ASML Holding NV	38,524	7,334,335

Sweden 1.7%
Atlas Copco AB (Class A Stock)	184,415	7,211,796

Switzerland 5.3%
Givaudan SA	4,392	9,776,810
Straumann Holding AG	19,304	13,104,077

		22,880,887

Thailand 2.0%
CP ALL PCL	3,077,215	8,466,562

United Kingdom 7.1%
Ashtead Group PLC	398,068	11,055,515
ASOS PLC*	134,980	10,811,507
St. James’s Place PLC	554,294	8,634,449

		30,501,471

United States 1.4%
Albemarle Corp.	62,698	6,079,198

TOTAL COMMON STOCKS (cost $365,897,423)		401,808,886

See Notes to Financial Statements.

12

Description	Shares	Value
PREFERRED STOCK 2.8%

Germany
Sartorius AG (PRFC) (cost $7,169,920)	76,871	$11,807,436

TOTAL LONG-TERM INVESTMENTS (cost $373,067,343)		413,616,322

SHORT-TERM INVESTMENTS 10.9%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - PGIM Core Ultra Short Bond Fund(w)	11,773,435	11,773,435
Prudential Investment Portfolios 2 - PGIM Institutional Money Market Fund (cost $35,120,072; includes $35,067,474 of cash collateral for securities on loan)(b)(w)	35,121,475	35,121,475

TOTAL SHORT-TERM INVESTMENTS (cost $46,893,507)		46,894,910

TOTAL INVESTMENTS 107.6% (cost $419,960,850)		460,511,232
Liabilities in excess of other assets (7.6)%		(32,425,051)

NET ASSETS 100.0%		$428,086,181

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

PRFC—Preference Shares

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $34,865,224; cash collateral of $35,067,474 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 - PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$10,749,675	$—	$—
Brazil	9,395,760	—	—
Canada	7,348,447	—	—
China	36,561,922	27,565,850	—
Denmark	—	4,819,760	—
France	—	88,714,623	—
Germany	—	35,860,044	—
Hong Kong	—	8,872,460	—
India	11,633,059	10,470,523	—
Italy	—	36,259,017	—
Japan	—	31,083,497	—
Netherlands	—	7,334,335	—
Sweden	—	7,211,796	—
Switzerland	—	22,880,887	—
Thailand	—	8,466,562	—
United Kingdom	—	30,501,471	—
United States	6,079,198	—	—
Preferred Stock
Germany	—	11,807,436	—
Affiliated Mutual Funds	46,894,910	—	—

Total	$128,662,971	$331,848,261	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

See Notes to Financial Statements.

14

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2018 were as follows:

Internet Software & Services	17.7%
Textiles, Apparel & Luxury Goods	14.5
Affiliated Mutual Funds (including 8.2% of collateral for securities on loan)	10.9
Health Care Equipment & Supplies	5.8
Personal Products	5.5
IT Services	5.1
Automobiles	5.0
Chemicals	4.8
Semiconductors & Semiconductor Equipment	4.3
Internet & Direct Marketing Retail	4.1
Beverages	4.0
Electronic Equipment, Instruments & Components	3.6
Machinery	3.4%
Software	3.2
Food & Staples Retailing	3.1
Banks	2.7
Trading Companies & Distributors	2.6
Household Durables	2.1
Capital Markets	2.0
Health Care Providers & Services	1.8
Auto Components	1.4

107.6
Liabilities in excess of other assets	(7.6)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Series entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$34,865,224	$(34,865,224)	$—

(1)	Collateral amount disclosed by the Series is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund	15

Statement of Assets & Liabilities (unaudited)

as of April 30, 2018

Assets
Investments at value, including securities on loan of $34,865,224:
Unaffiliated investments (cost $373,067,343)	$413,616,322
Affiliated investments (cost $46,893,507)	46,894,910
Foreign currency, at value (cost $163,756)	163,012
Tax reclaim receivable	1,996,769
Dividends receivable	825,327
Receivable for Series shares sold	242,398
Receivable for investments sold	163,727
Prepaid expenses	2,429

Total Assets	463,904,894

Liabilities
Payable to broker for collateral for securities on loan	35,067,474
Payable for Series shares reacquired	192,358
Management fee payable	184,396
Payable for investments purchased	163,251
Distribution fee payable	136,847
Affiliated transfer agent fee payable	74,387

Total Liabilities	35,818,713

Net Assets	$428,086,181

Net assets were comprised of:
Common stock, at par	$237,599
Paid-in capital in excess of par	386,838,715

387,076,314
Distribution in excess of net investment income	(142,322)
Accumulated net realized gain on investment and foreign currency transactions	581,233
Net unrealized appreciation on investments and foreign currencies	40,570,956

Net assets, April 30, 2018	$428,086,181

See Notes to Financial Statements.

16

Class A
Net asset value and redemption price per share ($10,060,190 ÷ 561,202 shares of common stock issued and outstanding)	$17.93
Maximum sales charge (5.50% of offering price)	1.04

Maximum offering price to public	$18.97

Class C
Net asset value, offering price and redemption price per share ($3,580,412 ÷ 208,748 shares of common stock issued and outstanding)	$17.15

Class R
Net asset value, offering price and redemption price per share ($318,396,824 ÷ 17,688,804 shares of common stock issued and outstanding)	$18.00

Class Z
Net asset value, offering price and redemption price per share ($70,778,620 ÷ 3,906,312 shares of common stock issued and outstanding)	$18.12

Class R6
Net asset value, offering price and redemption price per share ($25,270,135 ÷ 1,394,803 shares of common stock issued and outstanding)	$18.12

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund	17

Statement of Operations (unaudited)

Six Months Ended April 30, 2018

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $263,938)	$2,040,695
Affiliated dividend income	35,047
Income from securities lending, net (including affiliated income of $11,667)	17,993

Total income	2,093,735

Expenses
Management fee	1,413,887
Distribution fee(a)	964,758
Transfer agent’s fees and expenses (affiliated expense of $130,179)(a)	146,465
Custodian and accounting fees	64,639
Registration fees(a)	34,608
Shareholders’ reports	19,067
Audit fee	14,491
Legal fees and expenses	11,103
Directors’ fees	6,957
Miscellaneous	17,165

Total expenses	2,693,140
Less: Fee waiver and/or reimbursement(a)	(147,016)
Distribution fee waiver(a)	(315,294)

Net expenses	2,230,830

Net investment income (loss)	(137,095)

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(1,299))	3,135,142
Foreign currency transactions	(54,590)

3,080,552

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $1,403)	14,291,756
Foreign currencies	18,620

14,310,376

Net gain (loss) on investment and foreign currency transactions	17,390,928

Net Increase (Decrease) In Net Assets Resulting From Operations	$17,253,833

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	11,819	12,968	939,971	—	—
Transfer agent’s fees and expenses	4,471	1,287	132,726	7,877	104
Registration fees	6,966	6,965	7,607	6,703	6,367
Fee waiver and/or reimbursement	(12,540)	(8,632)	(74,802)	(29,833)	(21,209)
Distribution fee waiver	(1,970)	—	(313,324)	—	—

See Notes to Financial Statements.

18

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2018	Year Ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(137,095)	$110,477
Net realized gain (loss) on investment and foreign currency transactions	3,080,552	2,352,828
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	14,310,376	14,853,126

Net increase (decrease) in net assets resulting from operations	17,253,833	17,316,431

Dividends from net investment income
Class Z	(54,385)	(41,518)
Class R6	(54,898)	(71,620)

	(109,283)	(113,138)

Series share transactions (Net of share conversions)
Net proceeds from shares sold	33,840,487	11,624,932
Net asset value of shares issued in reinvestment of dividends and distributions	109,172	113,138
Net asset value of shares issued in merger	372,771,258	—
Cost of shares reacquired	(57,704,866)	(12,451,939)

Net increase (decrease) in net assets from Series share transactions	349,016,051	(713,869)

Total increase (decrease)	366,160,601	16,489,424

Net Assets:

Beginning of period	61,925,580	45,436,156

End of period(a)	$428,086,181	$61,925,580

(a) Includes undistributed/(distributions in excess of) net investment income of:	$(142,322)	$104,056

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund	19

Notes to Financial Statements (unaudited)

Prudential World Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company and currently consists of seven funds: PGIM Jennison Emerging Markets Equity Opportunities Fund (formerly known as Prudential Jennison Emerging Markets Equity Fund), PGIM Jennison Global Infrastructure Fund, PGIM Jennison Global Opportunities Fund, PGIM Jennison International Opportunities Fund and PGIM QMA International Equity Fund, each of which are diversified funds and PGIM Emerging Markets Debt Hard Currency Fund and PGIM Emerging Markets Debt Local Currency Fund, each of which are non-diversified funds for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM Jennison International Opportunities Fund (the “Series”). Effective June 11, 2018, the Series’ name was changed by replacing “Prudential” with “PGIM” in each Series’ name and Class Q shares were renamed Class R6 shares.

The investment objective of the Series is to seek long-term growth of capital.

1. Accounting Policies

The Series follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Series holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

20

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Series’ foreign investments may change on days when investors cannot purchase or redeem Series shares.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which

PGIM Jennison International Opportunities Fund	21

Notes to Financial Statements (unaudited) (continued)

it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Series may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Series has valued the investment. Therefore, the Series may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Series’ Subadviser under the guidelines adopted by the Board of the Company. However, the liquidity of the Series’ investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of

22

long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Master Netting Arrangements: The Fund, on behalf of the Series, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Series. A master netting arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Series may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the Series securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities in the open market using the collateral.

The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The

PGIM Jennison International Opportunities Fund	23

Notes to Financial Statements (unaudited) (continued)

Series also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements.

Taxes: It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Series expects to pay dividends from net investment income and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

24

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Fund, on behalf of the Series, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Series. PGIM Investments administers the corporate affairs of the Series and, in connection therewith, furnishes the Series with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Series’ custodian (the Custodian), and the Series’ transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Series. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Series, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Series. In connection therewith, Jennison is obligated to keep certain books and records of the Series. PGIM Investments pays for the services of Jennison, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly, at an annual rate of 0.825% of the Series’ average daily net assets up to and including $1 billion and 0.80% of such assets in excess of $1 billion. The effective management fee rate, before any waivers and/or expense reimbursements, was 0.825% for the six months ended April 30, 2018.

PGIM Investments has contractually agreed, through February 29, 2020, to reimburse and/or waive fees so that the Fund’s net annual operating expenses of each class do not exceed 0.84% of the Fund’s average daily net assets (exclusive of distribution and service (12b-1) fees, transfer agencyIsub-transfer agency fees and networking expenses, extraordinary expenses and certain other expenses, such as taxes, interest and brokerage commissions). Separately, PGIM Investments has contractually agreed to waive and/or reimburse up to 0.06% of certain other expenses on an annualized basis, through February 29, 2020, to the extent that the Fund’s total net annual operating expenses (exclusive of taxes, interest, and certain extraordinary expenses) exceed 1.15% of average daily net assets for Class A shares, 1.90% of average daily net assets for Class C shares, 1.48% of average daily net assets for Class R shares, 0.90% of average daily net assets for Class Z shares, and 0.84%

PGIM Jennison International Opportunities Fund	25

Notes to Financial Statements (unaudited) (continued)

of average daily net assets for Class R6 shares. To the extent shared expenses which are exclusive of class specific expenses are waived and/or reimbursed for any specific share class the Manager has voluntarily agreed to waive and/or reimburse shared expenses equally for all share classes. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The effective management fee rate, net of waivers and/or expense reimbursements was 0.739% for the six months ended April 30, 2018.

The Fund, on behalf of the Series, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class C and Class R shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Series.

Pursuant to the Distribution Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1% and 0.75% of the average daily net assets of the Class A, Class C and Class R shares, respectively. PIMS has contractually agreed through February 28, 2019 to limit such expenses to 0.25% and 0.50% of the average daily net assets of the Class A and Class R shares, respectively.

PIMS has advised the Series that it has received $52,035 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2018. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended April 30, 2018 it received $660 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

26

The Series may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended April 30, 2018 no such transactions were entered into by the Series.

The Series may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the reporting period ended April 30 2018, PGIM, Inc. was compensated $8,697 by PGIM Investments for managing the Series’ securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended April 30, 2018 were $113,639,496 and $104,015,708, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the six months ended April 30, 2018, is presented as follows:

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
PGIM Core Ultra Short Bond Fund	$1,267,836	$471,940,705	$461,435,106	$—	$—	$11,773,435	11,773,435	$35,047
PGIM Institutional Money Market Fund	5,918,998	113,730,535	84,528,162	1,403	(1,299)	35,121,475	35,121,475	11,667

	$7,186,834	$585,671,240	$545,963,268	$1,403	$(1,299)	$46,894,910		$46,714

*	The Funds did not have any capital gain distributions during the reporting period.

PGIM Jennison International Opportunities Fund	27

Notes to Financial Statements (unaudited) (continued)

5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of April 30, 2018 were as follows:

Tax Basis	$419,974,281

Gross Unrealized Appreciation	50,792,536
Gross Unrealized Depreciation	(10,255,585)

Net Unrealized Appreciation	$40,536,951

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Series had a capital loss carryforward as of October 31, 2017 of approximately $2,465,000 which can be carried forward for an unlimited period. The Series utilized approximately $2,367,000 of its capital loss carryforward during the fiscal year ended October 31, 2017 to offset capital gains. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Management has analyzed the Series’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Series offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock.

28

The Fund is authorized to issue 4.8 billion shares of common stock, with a par value of $0.01 per share, which is divided into seven series. There are 850 million shares authorized for the Series, divided into six classes, designated Class A, Class C, Class R, Class Z, Class T and Class R6 common stock, each of which consists of 40 million, 75 million, 175 million, 175 million, 210 million and 175 million authorized shares, respectively.

The Series currently does not have any Class T shares outstanding.

As of April 30, 2018, Prudential, through its affiliate entities, owned 1,385,416 Class R6 shares of the Series. At reporting period end, three shareholders of record held 46% of the Series’ outstanding shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2018:
Shares sold	299,777	$5,404,419
Shares reacquired	(45,261)	(807,436)

Net increase (decrease) in shares outstanding before conversion	254,516	4,596,983
Shares reacquired upon conversion into other share class(es)	(3,428)	(62,809)

Net increase (decrease) in shares outstanding	251,088	$4,534,174

Year ended October 31, 2017:
Shares sold	178,060	$2,725,886
Shares reacquired	(71,108)	(952,807)

Net increase (decrease) in shares outstanding before conversion	106,952	1,773,079
Shares reacquired upon conversion into other share class(es)	(32,857)	(412,542)

Net increase (decrease) in shares outstanding	74,095	$1,360,537

Class C
Six months ended April 30, 2018:
Shares sold	124,178	$2,132,957
Shares reacquired	(21,743)	(376,307)

Net increase (decrease) in shares outstanding before conversion	102,435	1,756,650
Shares reacquired upon conversion into other share class(es)	(777)	(13,207)

Net increase (decrease) in shares outstanding	101,658	$1,743,443

Year ended October 31, 2017:
Shares sold	65,162	$925,090
Shares reacquired	(23,164)	(312,798)

Net increase (decrease) in shares outstanding	41,998	$612,292

Class R
Six months ended April 30, 2018*:
Shares sold	276,357	$4,947,486
Shares issued in merger	19,031,205	329,810,775
Shares reacquired	(1,618,758)	(29,325,315)

Net increase (decrease) in shares outstanding	17,688,804	$305,432,946

PGIM Jennison International Opportunities Fund	29

Notes to Financial Statements (unaudited) (continued)

Class Z	Shares	Amount
Six months ended April 30, 2018:
Shares sold	1,115,823	$20,242,619
Shares issued in reinvestment of dividends and distributions	3,125	54,275
Shares issued in merger	2,461,464	42,854,094
Shares reacquired	(1,333,286)	(23,612,866)

Net increase (decrease) in shares outstanding before conversion	2,247,126	39,538,122
Shares issued upon conversion from other share class(es)	4,132	76,016

Net increase (decrease) in shares outstanding	2,251,258	$39,614,138

Year ended October 31, 2017:
Shares sold	317,602	$4,781,956
Shares issued in reinvestment of dividends and distributions	3,504	41,518
Shares reacquired	(192,382)	(2,704,237)

Net increase (decrease) in shares outstanding before conversion	128,724	2,119,237
Shares issued upon conversion from other shares class(es)	32,543	412,542

Net increase (decrease) in shares outstanding	161,267	$2,531,779

Class R6
Six months ended April 30, 2018:
Shares sold	62,190	$1,113,006
Shares issued in reinvestment of dividends and distributions	3,160	54,897
Shares issued in merger	6,114	106,389
Shares reacquired	(195,003)	(3,582,942)

Net increase (decrease) in shares outstanding	(123,539)	$(2,308,650)

Year ended October 31, 2017:
Shares sold	252,504	$3,192,000
Shares issued in reinvestment of dividends and distributions	6,044	71,620
Shares reacquired	(585,779)	(8,482,097)

Net increase (decrease) in shares outstanding	(327,231)	$(5,218,477)

*	Commencement of offering was November 20, 2017.

7. Borrowings

The Fund, on behalf of the Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Series’ portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

30

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Series utilized the SCA during the reporting period ended April 30, 2018. The average daily balance for the 7 days that the Series had loans outstanding during the period was $4,599,714, borrowed at a weighted average interest rate of 3.14%. The maximum loan balance outstanding during the period was $5,658,000. At April 30, 2018, the Series did not have an outstanding loan balance.

8. Reorganization

On June 7, 2017, the Board approved an Agreement and Plan of Reorganization (the “Plans”) which provided for the transfer of all the assets of Target International Equity Portfolio (the “Merged Portfolio”) for shares of Jennison International Opportunities Fund (the “Acquiring Fund”) and the assumption of the liabilities of the Merged Portfolio respectively. Shareholders approved the Plan at a meeting on November 28, 2017 and the reorganization took place on December 15, 2017.

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Fund:

Merged Portfolio	Total Investment Value	Total Investment Cost
Target International Equity Portfolio	$325,194,328	$319,368,212

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives and policies.

The acquisition was accomplished by a tax-free exchange of the following shares on December 15, 2017:

Merged Portfolio		Acquiring Fund
Target International Equity Portfolio		Jennison International Opportunities Fund
Class	Shares	Class	Shares	Value
R	28,199,749	R	19,031,205	$329,810,775
Z	3,655,174	Z	2,461,464	42,854,094
R6	9,077	R6	6,114	106,389

PGIM Jennison International Opportunities Fund	31

Notes to Financial Statements (unaudited) (continued)

For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio were carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio			Acquiring Fund
Target International Equity Portfolio			Jennison International Opportunities Fund
Class	Net assets	Unrealized Appreciation on investments	Class	Net Assets
R	$329,810,775	$4,460,684	R	$9,834
Z	42,854,094	1,007,049	Z	31,606,586
R6	106,389	358,052	R6	26,367,768

Assuming the acquisition had been completed on August 1, 2017, the Acquiring Fund's unaudited pro forma results of operations for the six months ended April 30, 2018 would have been as follows:

Acquiring Fund	Net Investment income (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations
Jennison International Opportunities Fund	$1,144,264	$30,997,026	$32,141,290

(a)	Net investment income (loss) as reported in the Statement of Operations (Six months ended April 30, 2018) of the Acquiring Fund, plus net investment income from the Merged Portfolio pre-merger as follows: Target International Equity Portfolio $1,281,359.
(b)	Net realized and unrealized gain (loss) on investments as reported in the Statement of Operations (Six months ended April 30, 2018) of the Acquiring Fund, plus net realized and unrealized gain (loss) on investments from the Merged Portfolio pre-merger as follows: Target International Equity Portfolio $13,606,098.

Since both the Merged Portfolio and the Acquiring Fund sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolio that have been included in the Acquiring Fund's Statement of Operations since December 15, 2017 for the Plan.

32

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$17.10		$12.36	$13.09	$13.06	$13.51	$11.30
Income (loss) from investment operations:
Net investment income (loss)	-	(d)	(0.01)	0.02	(0.05)	(0.06)	(0.01)
Net realized and unrealized gain (loss) on investment transactions	0.83		4.75	(0.75)	0.08	0.09	2.27
Total from investment operations	0.83		4.74	(0.73)	0.03	0.03	2.26
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	-	-	(0.05)
Distributions from net realized gains	-		-	-	-	(0.48)	-
Total dividends and distributions	-		-	-	-	(0.48)	(0.05)
Net asset value, end of period	$17.93		$17.10	$12.36	$13.09	$13.06	$13.51
Total Return(b):	4.85%		38.35%	(5.58)%	0.23%	0.20%	20.04%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,060		$5,303	$2,918	$4,167	$1,833	$889
Average net assets (000)	$7,945		$3,121	$3,575	$3,179	$1,467	$356
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.17%	(e)	1.15%	1.15%	1.55%	1.60%	1.60%
Expenses before waivers and/or expense reimbursement	1.53%	(e)	1.63%	1.74%	1.67%	1.90%	3.16%
Net investment income (loss)	0.03%	(e)	(0.07)%	0.15%	(0.39)%	(0.48)%	(0.08)%
Portfolio turnover rate(g)	32%	(f)	69%	65%	75%	61%	86%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Less than $0.005.
(e)	Annualized.
(f)	Not annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund	33

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.43		$11.96	$12.77	$12.82	$13.37	$11.27
Income (loss) from investment operations:
Net investment income (loss)	(0.06)		(0.11)	(0.08)	(0.15)	(0.16)	(0.14)
Net realized and unrealized gain (loss) on investment transactions	0.78		4.58	(0.73)	0.10	0.09	2.29
Total from investment operations	0.72		4.47	(0.81)	(0.05)	(0.07)	2.15
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	-	-	(0.05)
Distributions from net realized gains	-		-	-	-	(0.48)	-
Total dividends and distributions	-		-	-	-	(0.48)	(0.05)
Net asset value, end of period	$17.15		$16.43	$11.96	$12.77	$12.82	$13.37
Total Return(b):	4.38%		37.37%	(6.34)%	(0.39)%	(0.57)%	19.11%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,580		$1,759	$779	$1,215	$465	$181
Average net assets (000)	$2,615		$1,080	$895	$903	$362	$38
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.91%	(d)	1.89%	1.90%	2.30%	2.35%	2.35%
Expenses before waivers and/or expense reimbursement	2.58%	(d)	2.32%	2.44%	2.37%	2.60%	4.09%
Net investment income (loss)	(0.69)%	(d)	(0.80)%	(0.67)%	(1.15)%	(1.21)%	(1.12)%
Portfolio turnover rate(f)	32%	(e)	69%	65%	75%	61%	86%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Annualized.
(e)	Not annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

34

Class R Shares
	November 20, 2017(a) through April 30, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$17.62
Income (loss) from investment operations:
Net investment income (loss)	(0.02)
Net realized and unrealized gain (loss) on investment transactions	0.40
Total from investment operations	0.38
Net asset value, end of period	$18.00
Total Return(c):	2.16%

Ratios/Supplemental Data:
Net assets, end of period (000)	$318,397
Average net assets (000)	$284,133
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.44%	(e)
Expenses before waivers and/or expense reimbursement	1.75%	(e)
Net investment income (loss)	(0.19)%	(e)
Portfolio turnover rate(g)	32%	(f)

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund	35

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$17.29		$12.50	$13.20	$13.13	$13.55	$11.32
Income (loss) from investment operations:
Net investment income (loss)	0.03		0.03	0.03	(0.03)	(0.02)	0.02
Net realized and unrealized gain (loss) on investment transactions	0.83		4.79	(0.73)	0.10	0.08	2.26
Total from investment operations	0.86		4.82	(0.70)	0.07	0.06	2.28
Less Dividends and Distributions:
Dividends from net investment income	(0.03)		(0.03)	-	-	-	(0.05)
Distributions from net realized gains	-		-	-	-	(0.48)	-
Total dividends and distributions	(0.03)		(0.03)	-	-	(0.48)	(0.05)
Net asset value, end of period	$18.12		$17.29	$12.50	$13.20	$13.13	$13.55
Total Return(b):	4.98%		38.65%	(5.30)%	0.53%	0.42%	20.24%

Ratios/Supplemental Data:
Net assets, end of period (000)	$70,779		$28,612	$18,667	$46,105	$46,996	$16,487
Average net assets (000)	$55,596		$21,756	$23,274	$47,187	$38,835	$13,938
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.87%	(d)	0.89%	0.90%	1.31%	1.35%	1.35%
Expenses before waivers and/or expense reimbursement	0.98%	(d)	1.34%	1.41%	1.40%	1.54%	2.73%
Net investment income (loss)	0.33%	(d)	0.23%	0.25%	(0.19)%	(0.13)%	0.13%
Portfolio turnover rate(f)	32%	(e)	69%	65%	75%	61%	86%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Annualized.
(e)	Not annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

36

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,	December 23, 2015(a) through October 31,
	2018		2017	2016
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$17.29		$12.50	$13.25
Income (loss) from investment operations:
Net investment income (loss)	0.02		0.04	0.06
Net realized and unrealized gain (loss) on investment transactions	0.85		4.79	(0.81)
Total from investment operations	0.87		4.83	(0.75)
Less Dividends:
Dividends from net investment income	(0.04)		(0.04)	-
Net asset value, end of period	$18.12		$17.29	$12.50
Total Return(c):	5.02%		38.75%	(5.66)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$25,270		$26,252	$23,073
Average net assets (000)	$26,709		$24,927	$23,677
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.84%	(e)	0.84%	0.84%	(e)
Expenses before waivers and/or expense reimbursement	1.00%	(e)	1.30%	1.43%	(e)
Net investment income (loss)	0.17%	(e)	0.28%	0.60%	(e)
Portfolio turnover rate(g)	32%	(f)	69%	65%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund	37

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison International Opportunities Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON INTERNATIONAL OPPORTUNITIES FUND

SHARE CLASS	A	C	R	Z	R6*
NASDAQ	PWJAX	PWJCX	PWJRX	PWJZX	PWJQX
CUSIP	743969677	743969669	743969487	743969651	743969586

*Formerly known as Class Q shares.

MF215E2

PGIM JENNISON GLOBAL INFRASTRUCTURE FUND

(Formerly known as Prudential Jennison Global Infrastructure Fund)

SEMIANNUAL REPORT

APRIL 30, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Total return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2018 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2018 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgiminvestments.com

PGIM Jennison Global Infrastructure Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Jennison Global Infrastructure Fund informative and useful. The report covers performance for the six-month period ended April 30, 2018.

We have important information to share with you. Effective June 11, 2018,

Prudential Mutual Funds were renamed PGIM Funds. This renaming is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name has changed. Your Fund’s management and operation, along with its symbols, remained the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Global Infrastructure Fund

June 15, 2018

*The Prudential Day One Funds did not change their names.

PGIM Jennison Global Infrastructure Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/18 (without sales charges)	Average Annual Total Returns as of 4/30/18 (with sales charges)
	Six Months* (%)	One Year (%)	Since Inception (%)
Class A	1.43	1.60	6.12 (9/25/13)
Class C	0.95	5.59	6.61 (9/25/13)
Class Z	1.46	7.77	12.95 (9/25/13)
Class R6**	1.46	7.77	7.68 (12/28/16)
S&P Global Infrastructure Index
	–2.75	4.98	—
S&P 500 Index
	3.82	13.26	—
Lipper Global Infrastructure Funds Average
	–1.63	4.13	—

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

**Formerly known as Class Q shares.

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6*
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

*Formerly known as Class Q shares.

Benchmark Definitions

S&P Global Infrastructure Index—The S&P Global Infrastructure Index is an unmanaged index that consists of 75 companies from around the world that represent the listed infrastructure universe. To create diversified exposure across the global listed infrastructure market, the Index has balanced weights across three distinct infrastructure clusters: Utilities, Transportation, and Energy. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class A, Class C, and Class Z shares is 6.18% and 11.06% for Class R6 shares.

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class A, Class C, and Class Z shares is 12.70% and 15.62% for Class R6 shares.

Lipper Global Infrastructure Funds Average—The Lipper Global Infrastructure Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Global Infrastructure Funds universe for the periods noted. Funds in the Lipper Average invest primarily in equity securities of domestic and foreign companies engaged in an infrastructure industry, including but not limited to transportation, communication, and waste management. The average annual total return for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class A, Class C, and Class Z shares is 6.25% and 10.30% for Class R6 shares.

PGIM Jennison Global Infrastructure Fund	7

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 4/30/18 (%)
Eiffage SA, Construction & Engineering	4.7
NextEra Energy, Inc., Electric Utilities	4.5
NRG Energy, Inc., Independent Power & Renewable Electricity Producers	3.9
Italgas SpA, Gas Utilities	3.5
Vinci SA, Construction & Engineering	3.4

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/18 (%)
Transportation Infrastructure	19.3
Oil, Gas & Consumable Fuels	16.9
Electric Utilities	15.2
Construction & Engineering	9.1
Independent Power & Renewable Electricity Producers	8.7

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the

PGIM Jennison Global Infrastructure Fund	9

Fees and Expenses (continued)

period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Global Infrastructure Fund		Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,014.30	1.50%	$7.49
	Hypothetical	$1,000.00	$1,017.36	1.50%	$7.50
Class C	Actual	$1,000.00	$1,009.50	2.25%	$11.21
	Hypothetical	$1,000.00	$1,013.64	2.25%	$11.23
Class Z	Actual	$1,000.00	$1,014.60	1.25%	$6.24
	Hypothetical	$1,000.00	$1,018.60	1.25%	$6.26
Class R6**	Actual	$1,000.00	$1,014.60	1.25%	$6.24
	Hypothetical	$1,000.00	$1,018.60	1.25%	$6.26

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2018, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

**Formerly known as Class Q shares.

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Schedule of Investments (unaudited)

as of April 30, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 99.1%

COMMON STOCKS

Argentina 0.9%
Pampa Energia SA, ADR*(a)	9,624	$548,953

Australia 6.0%
Macquarie Atlas Roads Group	196,768	951,403
Sydney Airport	144,491	773,615
Transurban Group	208,686	1,818,423

		3,543,441

Canada 7.4%
Pembina Pipeline Corp.	49,797	1,586,532
TransCanada Corp.	43,963	1,864,049
Westshore Terminals Investment Corp.	50,493	871,864

		4,322,445

China 3.3%
ENN Energy Holdings Ltd.	65,374	611,347
Huaneng Renewables Corp. Ltd. (Class H Stock)	2,995,225	1,330,188

		1,941,535

France 9.9%
Aeroports de Paris	4,755	1,046,685
Eiffage SA	22,965	2,733,558
Vinci SA	20,092	2,008,869

		5,789,112

Germany 1.8%
E.ON SE	50,288	550,641
RWE AG	22,218	531,048

		1,081,689

India 2.5%
NTPC Ltd.	560,388	1,442,211

Italy 10.8%
Atlantia SpA	53,269	1,763,194
Enav SpA, 144A	113,943	621,077
Enel SpA	302,291	1,917,647
Italgas SpA	316,495	2,048,073

		6,349,991

Malaysia 1.1%
Malaysia Airports Holdings Bhd	286,407	656,155

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Mexico 2.0%
CFE Capital S de RL de CV, REIT*	114,049	$114,646
CFE Capital S de RL de CV, REIT, 144A*	491,373	493,947
Infraestructura Energetica Nova SAB de CV	121,524	535,492

		1,144,085

Philippines 0.4%
International Container Terminal Services, Inc.	153,077	249,674

Spain 5.4%
Aena SME SA, 144A	8,458	1,743,433
Cellnex Telecom SA, 144A	31,624	848,131
Ferrovial SA	27,589	589,277

		3,180,841

Switzerland 1.5%
Flughafen Zurich AG	4,125	861,425

United States 46.1%
American Electric Power Co., Inc.	24,892	1,741,942
American Tower Corp., REIT	9,349	1,274,830
American Water Works Co., Inc.	7,137	617,922
Cheniere Energy Partners LP Holdings LLC	33,670	939,393
Cheniere Energy, Inc.*	20,328	1,182,277
CSX Corp.	29,328	1,741,790
Equinix, Inc., REIT	1,422	598,363
Exelon Corp.	32,408	1,285,949
FedEx Corp.	4,367	1,079,522
Genesee & Wyoming, Inc. (Class A Stock)*	15,231	1,084,447
Great Plains Energy, Inc.	22,749	744,575
NextEra Energy, Inc.	16,180	2,652,064
NRG Energy, Inc.	73,098	2,266,038
ONEOK, Inc.	25,449	1,532,539
Public Service Enterprise Group, Inc.	19,015	991,632
SBA Communications Corp., REIT*	7,133	1,142,921
Sempra Energy	15,489	1,731,670
Targa Resources Corp.	21,534	1,011,452
Union Pacific Corp.	12,094	1,616,121
Williams Cos., Inc. (The)	70,691	1,818,879

		27,054,326

TOTAL LONG-TERM INVESTMENTS (cost $47,874,713)		58,165,883

See Notes to Financial Statements.

12

Description	Shares	Value
SHORT-TERM INVESTMENTS 1.4%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - PGIM Core Ultra Short Bond Fund(w)	286,035	$286,035
Prudential Investment Portfolios 2 - PGIM Institutional Money Market Fund (cost $525,525; includes $524,652 of cash collateral for securities on loan)(b)(w)	525,508	525,507

TOTAL SHORT-TERM INVESTMENTS (cost $811,560)		811,542

TOTAL INVESTMENTS 100.5% (cost $48,686,273)		58,977,425
Liabilities in excess of other assets (0.5)%		(297,572)

NET ASSETS 100.0%		$58,679,853

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

REIT(s)—Real Estate Investment Trust(s)

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $536,176; cash collateral of $524,652 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2—PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

The following is a summary of the inputs used as of April 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$548,953	$—	$—
Australia	—	3,543,441	—
Canada	4,322,445	—	—
China	—	1,941,535	—
France	—	5,789,112	—
Germany	—	1,081,689	—
India	—	1,442,211	—
Italy	—	6,349,991	—
Malaysia	—	656,155	—
Mexico	1,144,085	—	—
Philippines	—	249,674	—
Spain	—	3,180,841	—
Switzerland	—	861,425	—
United States	27,054,326	—	—
Affiliated Mutual Funds	811,542	—	—

Total	$33,881,351	$25,096,074	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2018 were as follows:

Transportation Infrastructure	19.3%
Oil, Gas & Consumable Fuels	16.9
Electric Utilities	15.2
Construction & Engineering	9.1
Independent Power & Renewable Electricity Producers	8.7
Road & Rail	7.6
Multi-Utilities	6.4
Gas Utilities	5.4
Equity Real Estate Investment Trusts (REITs)	5.1
Air Freight & Logistics	1.8%
Diversified Telecommunication Services	1.4
Affiliated Mutual Funds (including 0.9% of collateral for securities on loan)	1.4
Water Utilities	1.1
Banks	1.1

100.5
Liabilities in excess of other assets	(0.5)

100.0%

See Notes to Financial Statements.

14

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Series invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. The effect of such derivative instruments on the Series’ financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

The Series did not hold any derivative instruments as of April 30, 2018, accordingly, no derivative positions were presented in the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)
Equity contracts	$7,654

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)
Equity contracts	$(1,126)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Series entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$536,176	$(524,652)	$11,524

(1)	Collateral amount disclosed by the Series is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

16

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Statement of Assets & Liabilities (unaudited)

as of April 30, 2018

Assets
Investments at value, including securities on loan of $536,176:
Unaffiliated investments (cost $47,874,713)	$58,165,883
Affiliated investments (cost $811,560)	811,542
Receivable for investments sold	160,370
Dividends and interest receivable	83,232
Receivable for Series shares sold	65,283
Tax reclaim receivable	58,262
Prepaid expenses	332

Total assets	59,344,904

Liabilities
Payable to broker for collateral for securities on loan	524,652
Payable for Series shares reacquired	49,371
Management fee payable	35,526
Accrued expenses and other liabilities	30,270
Audit fee payable	13,902
Distribution fee payable	6,739
Foreign capital gains tax liability	2,338
Affiliated transfer agent fee payable	2,253

Total liabilities	665,051

Net Assets	$58,679,853

Net assets were comprised of:
Common stock, at par	$44,530
Paid-in capital in excess of par	54,124,395

54,168,925
Undistributed net investment income	193,868
Accumulated net realized loss on investment and foreign currency transactions	(5,973,389)
Net unrealized appreciation on investments and foreign currencies	10,290,449

Net assets, April 30, 2018	$58,679,853

See Notes to Financial Statements.

18

Class A
Net asset value and redemption price per share, ($10,317,913 ÷ 782,467 shares of common stock issued and outstanding)	$13.19
Maximum sales charge (5.50% of offering price)	0.77

Maximum offering price to public	$13.96

Class C
Net asset value, offering price and redemption price per share, ($5,666,059 ÷ 433,095 shares of common stock issued and outstanding)	$13.08

Class Z
Net asset value, offering price and redemption price per share, ($27,880,693 ÷ 2,113,893 shares of common stock issued and outstanding)	$13.19

Class R6
Net asset value, offering price and redemption price per share, ($14,815,188 ÷ 1,123,498 shares of common stock issued and outstanding)	$13.19

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund	19

Statement of Operations (unaudited)

Six Months Ended April 30, 2018

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $64,099)	$906,992
Affiliated dividend income	8,986
Interest income	2,392
Income from securities lending, net (including affiliated income of $292)	563

Total income	918,933

Expenses
Management fee	331,735
Distribution fee(a)	45,552
Custodian and accounting fees	35,511
Registration fees(a)	31,678
Transfer agent’s fees and expenses (including affiliated expense of $6,979)(a)	28,055
Shareholders’ reports	19,916
Audit fee	13,902
Legal fees and expenses	8,970
Directors’ fees	6,483
Miscellaneous	9,130

Total expenses	530,932
Less: Fee waiver and/or expense reimbursement(a)	(69,622)
Distribution fee waiver(a)	(2,707)

Net expenses	458,603

Net investment income (loss)	460,330

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(57))	832,981
Foreign currency transactions	10,390

843,371

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(18)) (net of change in foreign capital gain taxes $18,254)	(549,808)
Foreign currencies	2,171

(547,637)

Net gain (loss) on investment and foreign currency transactions	295,734

Net Increase (Decrease) In Net Assets Resulting From Operations	$756,064

(a)	Class specific expenses were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	16,245	29,307	—	—
Transfer Agency fees and expenses	9,986	4,526	13,519	24
Registration fees	8,013	7,792	8,150	7,723
Fee waiver and/or expense reimbursement	(19,650)	(13,215)	(26,101)	(10,656)
Distribution fee waiver	(2,707)	—	—	—

See Notes to Financial Statements.

20

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2018	Year Ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$460,330	$749,814
Net realized gain (loss) on investment and foreign currency transactions	843,371	1,768,892
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(547,637)	5,851,698

Net increase (decrease) in net assets resulting from operations	756,064	8,370,404

Dividends and Distributions
Dividends from net investment income
Class A	(38,819)	(118,512)
Class C	(5,795)	(39,550)
Class Z	(128,718)	(379,823)
Class R6	(93,130)	(159,950)

	(266,462)	(697,835)

Tax return of capital distributions
Class A	—	(58,583)
Class C	—	(19,550)
Class Z	—	(187,756)
Class R6	—	(79,068)

	—	(344,957)

Series share transactions (Net of share conversions)
Net proceeds from shares sold	8,082,134	24,826,946
Net asset value of shares issued in reinvestment of dividends and distributions	259,578	1,001,786
Cost of shares reacquired	(18,751,794)	(23,382,391)

Net increase (decrease) in net assets from share transactions	(10,410,082)	2,446,341

Total increase (decrease)	(9,920,480)	9,773,953

Net Assets:
Beginning of period	68,600,333	58,826,380

End of period(a)	$58,679,853	$68,600,333

(a) Includes undistributed/(distributions in excess of) net investment income of:	$193,868	$—

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund	21

Notes to Financial Statements (unaudited)

Prudential World Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company and currently consists of seven funds: PGIM Jennison Emerging Markets Equity Opportunity Fund (formerly known as Prudential Jennison Emerging Markets Equity Fund), PGIM Jennison Global Infrastructure Fund, PGIM Jennison Global Opportunities Fund, PGIM Jennison International Opportunities Fund and PGIM QMA International Equity Fund, each of which are diversified funds and PGIM Emerging Markets Debt Hard Currency Fund and PGIM Emerging Markets Debt Local Currency Fund, each of which are non-diversified funds for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM Jennison Global Infrastructure Fund (the “Series”). Effective June 11, 2018, the Series’ Funds’ name were changed by replacing “Prudential” with “PGIM” in each Series’ Fund’s name and Class Q shares were renamed Class R6 shares.

The investment objective of the Series is to achieve total return.

1. Accounting Policies

The Series follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Series holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

22

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Series’ foreign investments may change on days when investors cannot purchase or redeem Series shares.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which

PGIM Jennison Global Infrastructure Fund	23

Notes to Financial Statements (unaudited) (continued)

it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Series may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Series has valued the investment. Therefore, the Series may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Series’ Subadviser under the guidelines adopted by the Board of the Company. However, the liquidity of the Series’ investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of

24

long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Master Netting Arrangements: The Series is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Series. A master netting arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Rights: The Series may hold rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such rights are held as long positions by the Series until exercised, sold or expired. Rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Securities Lending: The Series may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the Series securities identical to the loaned securities. Should the

PGIM Jennison Global Infrastructure Fund	25

Notes to Financial Statements (unaudited) (continued)

borrower of the securities fail financially, the Series has the right to repurchase the securities in the open market using the collateral.

The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Series also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Equity and Mortgage Real Estate Investment Trusts (REITs): The Series invests in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Concentration of Risk for REITs: Real estate securities are subject to similar risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are

26

dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Series will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Series.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements.

Taxes: It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Series expects to pay dividends from net investment income quarterly. Distributions from net realized capital and currency gains, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PGIM Jennison Global Infrastructure Fund	27

Notes to Financial Statements (unaudited) (continued)

2. Agreements

The Fund, on behalf of the Series, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Series. PGIM Investments administers the corporate affairs of the Series and, in connection therewith, furnishes the Series with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Series’ custodian (the Custodian), and the Series’ transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Series. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Series, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Series. In connection therewith, Jennison is obligated to keep certain books and records of the Series. PGIM Investments pays for the services of Jennison, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets up to $1 billion, 0.98% of the next $2 billion, 0.96% of the next $2 billion, 0.95% of the next $5 billion and 0.94% of the Series’ average daily net assets in excess of $10 billion. The effective management fee rate before any waivers and/or expense reimbursements was 1.00% for the six months ended April 30, 2018.

PGIM Investments has contractually agreed, through February 28, 2019, to limit total annual fund operating expenses after fee waivers and/or reimbursements to 1.50% of average daily net assets for Class A shares, 2.25% of average daily net assets for Class C shares, 1.25% of average daily net assets for Class Z shares, and 1.25% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if

28

such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The effective management fee rate, net of waivers and/or expense reimbursements was 0.79% for the six months ended April 30, 2018.

The Fund, on behalf of the Series, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A and Class C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Series.

Pursuant to the Distribution Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to 0.30% and 1% of the average daily net assets of the Class A and C shares, respectively. PIMS has contractually agreed to limit such fees to 0.25% of the average daily net assets of the Class A shares through February 28, 2019.

PIMS has advised the Series that it has received $10,878 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2018. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended April 30, 2018 it received $55 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended April 30, 2018 no such transactions were entered into by the Series.

The Series may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money

PGIM Jennison Global Infrastructure Fund	29

Notes to Financial Statements (unaudited) (continued)

Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the reporting period ended April 30, 2018, PGIM, Inc. was compensated $211 by PGIM Investments for managing the Series’ securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended April 30, 2018 were $18,755,154 and $29,345,538, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the six months ended April 30, 2018, is presented as follows:

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
PGIM Core Ultra Short Bond Fund	$135,581	$19,988,750	$19,838,296	$—	$—	$286,035	286,035	$8,986
PGIM Institutional Money Market Fund	—	1,375,428	849,846	(18)	(57)	525,507	525,508	292

	$135,581	$21,364,178	$20,688,142	$(18)	$(57)	$811,542		$9,278

*	The Series did not have any capital gain distributions during the reporting period.

5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of April 30, 2018 were as follows:

Tax Basis	$49,414,582

Gross Unrealized Appreciation	10,658,214
Gross Unrealized Depreciation	(1,095,371)

Net Unrealized Appreciation	$9,562,843

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Series had a capital loss carryforward at October 31, 2017 of approximately $6,089,000 which can be carried forward for an unlimited period. During the year ended October 31, 2017, the Series utilized approximately $1,785,000 to offset capital gains. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

30

Management has analyzed the Series’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Series offers Class A, Class C, Class Z, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class Z and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock.

The Fund is authorized to issue 4.8 billion shares of common stock, with a par value of $0.01 per share, which is divided into seven series. There are 510 million shares authorized for the Series, divided into five classes, designated Class A, Class C, Class Z, Class T and Class R6 common stock, each of which consists of 20 million, 100 million, 150 million, 115 million and 125 million authorized shares, respectively.

The Series currently does not have any Class T shares outstanding.

As of April 30, 2018, Prudential, through its affiliate entities, including affiliated funds (if applicable), owned 532,634 Class Z shares and 1,123,498 Class R6 shares of the Series. At reporting period end, five shareholders of record held 77% of the Series’ outstanding shares on behalf of multiple beneficial owners, of which 37% were held by an affiliate of Prudential.

PGIM Jennison Global Infrastructure Fund	31

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2018:
Shares sold	114,374	$1,534,731
Shares issued in reinvestment of dividends and distributions	2,915	38,453
Shares reacquired	(116,061)	(1,525,510)

Net increase (decrease) in shares outstanding before conversion	1,228	47,674
Shares issued upon conversion from other share class(es)	758	10,337
Shares reacquired upon conversion into other share class(es)	(114,962)	(1,557,565)

Net increase (decrease) in shares outstanding	(112,976)	$(1,499,554)

Year ended October 31, 2017:
Shares sold	279,822	$3,391,012
Shares issued in reinvestment of dividends and distributions	13,824	168,066
Shares reacquired	(184,608)	(2,241,919)

Net increase (decrease) in shares outstanding before conversion	109,038	1,317,159
Shares issued upon conversion from other share class(es)	9,426	116,828
Shares reacquired upon conversion into other share class(es)	(280,568)	(3,367,052)

Net increase (decrease) in shares outstanding	(162,104)	$(1,933,065)

Class C
Six months ended April 30, 2018:
Shares sold	23,646	$307,627
Shares issued in reinvestment of dividends and distributions	388	5,115
Shares reacquired	(59,455)	(778,183)

Net increase (decrease) in shares outstanding before conversion	(35,421)	(465,441)
Shares reacquired upon conversion into other share class(es)	(1,973)	(25,470)

Net increase (decrease) in shares outstanding	(37,394)	$(490,911)

Year ended October 31, 2017:
Shares sold	143,195	$1,702,514
Shares issued in reinvestment of dividends and distributions	4,347	52,151
Shares reacquired	(149,323)	(1,820,597)

Net increase (decrease) in shares outstanding before conversion	(1,781)	(65,932)
Shares reacquired upon conversion into other share class(es)	(24,441)	(298,815)

Net increase (decrease) in shares outstanding	(26,222)	$(364,747)

32

Class Z	Shares	Amount
Six months ended April 30, 2018:
Shares sold	240,802	$3,139,965
Shares issued in reinvestment of dividends and distributions	9,330	122,879
Shares reacquired	(460,731)	(6,002,101)

Net increase (decrease) in shares outstanding before conversion	(210,599)	(2,739,257)
Shares issued upon conversion from other share class(es)	116,833	1,583,035
Shares reacquired upon conversion into other share class(es)	(758)	(10,337)

Net increase (decrease) in shares outstanding	(94,524)	$(1,166,559)

Year ended October 31, 2017:
Shares sold	758,227	$9,087,558
Shares issued in reinvestment of dividends and distributions	45,023	542,551
Shares reacquired	(963,920)	(11,483,699)

Net increase (decrease) in shares outstanding before conversion	(160,670)	(1,853,590)
Shares issued upon conversion from other share class(es)	296,886	3,566,596
Shares reacquired upon conversion into other share class(es)	(1,443,112)	(16,437,911)

Net increase (decrease) in shares outstanding	(1,306,896)	$(14,724,905)

Class R6
Six months ended April 30, 2018:
Shares sold	234,689	$3,099,811
Shares issued in reinvestment of dividends and distributions	7,057	93,131
Shares reacquired	(801,753)	(10,446,000)

Net increase (decrease) in shares outstanding	(560,007)	$(7,253,058)

Period ended October 31, 2017*:
Shares sold	851,072	$10,645,862
Shares issued in reinvestment of dividends and distributions	18,790	239,018
Shares reacquired	(628,004)	(7,836,176)

Net increase (decrease) in shares outstanding before conversion	241,858	3,048,704

Shares issued upon conversion from other share class(es)	1,441,647	16,420,354

Net increase (decrease) in shares outstanding	1,683,505	$19,469,058

*	Commencement of operations was December 28, 2016.

7. Borrowings

The Fund, on behalf of the Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Series’ portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

PGIM Jennison Global Infrastructure Fund	33

Notes to Financial Statements (unaudited) (continued)

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Series utilized the SCA during the reporting period ended April 30, 2018. The average daily balance for the 9 days that the Series had loans outstanding during the period was $1,430,556 borrowed at a weighted average interest rate of 3.05%. The maximum loan balance outstanding during the period was $3,353,000. At April 30, 2018, the Series did not have an outstanding loan balance.

34

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,				September 25, 2013(b) through October 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$13.05		$11.61	$11.48	$12.62	$10.42	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.14	0.09	0.06	0.09	-	(g)
Net realized and unrealized gain (loss) on investments	0.10		1.49	0.21	(1.12)	2.26	0.42
Total from investment operations	0.19		1.63	0.30	(1.06)	2.35	0.42
Less Dividends and Distributions:
Dividends from net investment income	(0.05)		(0.13)	(0.08)	(0.05)	(0.14)	-
Tax return of capital distributions	-		(0.06)	(0.09)	(0.03)	-	-
Distributions from net realized gains	-		-	-	-	(0.01)	-
Total dividends and distributions	(0.05)		(0.19)	(0.17)	(0.08)	(0.15)	-
Net Asset Value, end of period	$13.19		$13.05	$11.61	$11.48	$12.62	$10.42
Total Return(a):	1.43%		14.15%	2.62%	(8.46)%	22.67%	4.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,318		$11,689	$12,277	$22,353	$15,521	$21
Average net assets (000)	$10,919		$11,433	$16,694	$22,695	$4,906	$17
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.50%	(e)	1.50%	1.50%	1.50%	1.50%	1.50%	(e)
Expenses before waivers and/or expense reimbursement	1.92%	(e)	1.81%	1.79%	1.78%	1.95%	25.87%	(e)
Net investment income (loss)	1.30%	(e)	1.10%	0.76%	0.52%	0.73%	0.28%	(e)
Portfolio turnover rate(h)	29%	(f)	80%	82%	94%	49%	10%	(f)

(a)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on the average shares outstanding during the period.
(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Annualized.
(f)	Not Annualized.
(g)	Less than $0.005.
(h)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund	35

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,				September 25, 2013(b) through October 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$12.97		$11.55	$11.42	$12.58	$10.41	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.04		0.04	- (g)	(0.03)	0.01	0.01
Net realized and unrealized gain (loss) on investments	0.08		1.50	0.21	(1.13)	2.25	0.40
Total from investment operations	0.12		1.54	0.21	(1.16)	2.26	0.41
Less Dividends and Distributions:
Dividends from net investment income	(0.01)		(0.08)	(0.04)	- (g)	(0.08)	-
Tax return of capital distributions	-		(0.04)	(0.04)	- (g)	-	-
Distributions from net realized gains	-		-	-	-	(0.01)	-
Total dividends and distributions	(0.01)		(0.12)	(0.08)	-	(0.09)	-
Net Asset Value, end of period	$13.08		$12.97	$11.55	$11.42	$12.58	$10.41
Total Return(a):	0.95%		13.39%	1.88%	(9.21)%	21.76%	4.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,666		$6,101	$5,738	$6,775	$3,835	$40
Average net assets (000)	$5,910		$6,111	$5,783	$6,353	$1,104	$17
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	2.25%	(e)	2.25%	2.25%	2.25%	2.25%	2.25%	(e)
Expenses before waivers and/or expense reimbursement	2.70%	(e)	2.51%	2.49%	2.48%	2.70%	38.05%	(e)
Net investment income (loss)	0.55%	(e)	0.34%	(0.02)%	(0.22)%	0.12%	0.52%	(e)
Portfolio turnover rate(h)	29%	(f)	80%	82%	94%	49%	10%	(f)

(a)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on the average shares outstanding during the period.
(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Annualized.
(f)	Not Annualized.
(g)	Less than $0.005.
(h)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

36

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,				September 25, 2013(b) through October 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$13.06		$11.61	$11.47	$12.62	$10.42	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.18	0.11	0.09	0.22	0.01
Net realized and unrealized gain (loss) on investments	0.09		1.49	0.23	(1.13)	2.15	0.41
Total from investment operations	0.19		1.67	0.34	(1.04)	2.37	0.42
Less Dividends and Distributions:
Dividends from net investment income	(0.06)		(0.14)	(0.09)	(0.08)	(0.16)	-
Tax return of capital distributions	-		(0.08)	(0.11)	(0.03)	-	-
Distributions from net realized gains	-		-	-	-	(0.01)	-
Total dividends and distributions	(0.06)		(0.22)	(0.20)	(0.11)	(0.17)	-
Net Asset Value, end of period	$13.19		$13.06	$11.61	$11.47	$12.62	$10.42
Total Return(a):	1.46%		14.51%	2.96%	(8.28)%	22.91%	4.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$27,881		$28,831	$40,811	$47,305	$31,788	$5,247
Average net assets (000)	$28,578		$29,597	$40,236	$42,210	$20,117	$5,113
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.25%	(e)	1.25%	1.25%	1.25%	1.25%	1.25%	(e)
Expenses before waivers and/or expense reimbursement	1.44%	(e)	1.51%	1.49%	1.48%	2.08%	22.65%	(e)
Net investment income (loss)	1.57%	(e)	1.49%	0.94%	0.75%	1.79%	0.56%	(e)
Portfolio turnover rate(g)	29%	(f)	80%	82%	94%	49%	10%	(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on the average shares outstanding during the period.
(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Annualized.
(f)	Not Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund	37

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30, 2018		December 28, 2016(a) through October 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$13.06		$11.39
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.11
Net realized and unrealized gain (loss) on investment transactions	0.10		1.71
Total from investment operations	0.19		1.82
Less Dividends and Distributions:
Dividends from net investment Income	(0.06)		(0.10)
Tax return of capital distributions	-		(0.05)
Total dividends and distributions	(0.06)		(0.15)
Net asset value, end of period	$13.19		$13.06
Total Return(c):	1.46%		16.02%

Ratios/Supplemental Data:
Net assets, end of period (000)	$14,815		$21,979
Average net assets (000)	$21,489		$19,274
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.25%	(e)	1.25%	(e)
Expenses before waivers and/or expense reimbursement	1.35%	(e)	1.40%	(e)
Net investment income (loss)	1.42%	(e)	1.00%	(e)
Portfolio turnover rate(g)	29%	(f)	80%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

38

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Global Infrastructure Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON GLOBAL INFRASTRUCTURE FUND

SHARE CLASS	A	C	Z	R6*
NASDAQ	PGJAX	PGJCX	PGJZX	PGJQX
CUSIP	743969792	743969784	743969776	743969560

*Formerly	known as Class Q shares.

MF217E2

PGIM EMERGING MARKETS DEBT HARD

CURRENCY FUND

(Formerly known as Prudential Emerging Markets Debt Hard Currency Fund)

SEMIANNUAL REPORT

APRIL 30, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Total return, through a combination of current income and capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2018 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2018 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Emerging Markets Debt Hard Currency Fund	3

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Emerging Markets Debt Hard Currency Fund informative and useful. The report covers performance for the six-month period ended April 30, 2018.

We have important information to share with you. Effective June 11, 2018, Prudential Mutual Funds were renamed PGIM Funds. This renaming is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name has changed. Your Fund’s management and operation, along with its symbols, remained the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Emerging Markets Debt Hard Currency Fund

June 15, 2018

*The Prudential Day One Funds did not change their names.

PGIM Emerging Markets Debt Hard Currency Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

Total Returns as of 4/30/18 (without sales charges)
Since Inception* (%)
Class A	–3.09 (12/12/17)
Class C	–3.47 (12/12/17)
Class Z	–3.00 (12/12/17)
Class R6**	–2.98 (12/12/17)
JP Morgan EMBI Global Diversified Index
–2.46
Lipper Emerging Market Debt Hard Currency Debt Funds Average
–1.16

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

**Formerly known as Class Q shares.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Averages are measured from closest month-end to the fund’s inception date.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6*
Maximum initial sales charge	4.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

*Formerly known as Class Q shares.

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Benchmark Definitions

JP Morgan EMBI Global Diversified Index—The JP Morgan EMBI Global Diversified Index is an unmanaged, comprehensive emerging markets index that tracks hard currency bonds issued by emerging markets issuers.

Lipper Emerging Market Hard Currency Debt Funds Average—The Lipper Emerging Market Hard Currency Debt Funds Average (Lipper Average) is based upon the return of all mutual funds in the Lipper Emerging Market Hard Currency Debt Funds universe.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Credit Quality expressed as a percentage of total investments as of 4/30/18 (%)
A	6.7
BBB	23.8
BB	24.2
B	43.0
CCC	0.3
C	1.7
Cash/Cash Equivalents	0.3
Total	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

Distributions and Yields as of 4/30/18
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.18	4.60	–133.29
Class C	0.16	4.05	–137.55
Class Z	0.19	5.10	–8.97
Class R6	0.20	5.16	4.22

PGIM Emerging Markets Debt Hard Currency Fund	7

Your Fund’s Performance (continued)

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Emerging Markets Debt Hard Currency Fund	9

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Emerging Markets Debt Hard Currency Fund		Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual**	$1,000.00	$969.10	1.05%	$3.97
	Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26
Class C	Actual**	$1,000.00	$965.30	1.80%	$6.78
	Hypothetical	$1,000.00	$1,015.87	1.80%	$9.00
Class Z	Actual**	$1,000.00	$970.00	0.80%	$3.02
	Hypothetical	$1,000.00	$1,020.83	0.80%	$4.01
Class R6***	Actual**	$1,000.00	$970.20	0.74%	$2.80
	Hypothetical	$1,000.00	$1,021.12	0.74%	$3.71

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2018, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

**“Actual” expenses are calculated using the 140 days in the period ended April 30, 2018 due to the Fund’s inception date of December 12, 2017.

***Formerly known as Class Q shares.

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Schedule of Investments (unaudited)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS 97.8%

CORPORATE BONDS 18.0%

Argentina 0.7%
YPF SA, Sr. Unsec’d. Notes	8.500%	07/28/25	155	$169,260

Brazil 1.5%
Petrobras Global Finance BV,
Gtd. Notes	5.299	01/27/25	125	122,938
Gtd. Notes	5.999	01/27/28	85	82,862
Gtd. Notes	6.250	03/17/24	15	15,780
Gtd. Notes	6.750	01/27/41	60	56,940
Gtd. Notes	7.375	01/17/27	10	10,725
Gtd. Notes	8.750	05/23/26	65	76,131

				365,376

Chile 0.8%
Corp Nacional del Cobre de Chile, Sr. Unsec’d. Notes, 144A	4.875	11/04/44	200	206,930

China 1.6%
CNAC HK Finbridge Co. Ltd., Gtd. Notes	4.875	03/14/25	240	237,939
Sinochem Overseas Capital Co. Ltd., Gtd. Notes	6.300	11/12/40	130	158,664

				396,603

India 0.8%
HPCL-Mittal Energy Ltd., Sr. Unsec’d. Notes	5.250	04/28/27	200	192,154

Indonesia 1.0%
Saka Energi Indonesia PT, Sr. Unsec’d. Notes	4.450	05/05/24	250	241,799

Malaysia 0.8%
Petronas Capital Ltd., Gtd. Notes	3.500	03/18/25	200	194,347

Mexico 4.7%
Mexichem SAB de CV, Gtd. Notes	5.500	01/15/48	200	182,250
Petroleos Mexicanos,
Gtd. Notes	4.875	01/18/24	140	138,880
Gtd. Notes	6.500	03/13/27	275	284,793
Gtd. Notes	6.500	06/02/41	410	392,575
Gtd. Notes	6.875	08/04/26	140	149,940

				1,148,438

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Russia 1.5%
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes, EMTN	8.625%	04/28/34		120	$152,165
Vnesheconombank Via VEB Finance PLC, Sr. Unsec’d. Notes	5.942	11/21/23		205	212,911

					365,076

South Africa 1.9%
Eskom Holdings SOC Ltd.,
Sr. Unsec’d. Notes	5.750	01/26/21		200	199,428
Sr. Unsec’d. Notes, EMTN	6.750	08/06/23		250	253,125

					452,553

Trinidad and Tobago 0.6%
Petroleum Co. of Trinidad & Tobago Ltd., Sr. Unsec’d. Notes	6.000	05/08/22		137	137,012

Tunisia 0.7%
Banque Centrale de Tunisie International Bond, Sr. Unsec’d. Notes	5.625	02/17/24	EUR	140	171,879

Venezuela 1.4%
Petroleos de Venezuela SA,
Gtd. Notes(d)	5.375	04/12/27		205	53,607
Gtd. Notes(d)	6.000	05/16/24		45	11,363
Gtd. Notes(d)	6.000	11/15/26		65	16,309
Sr. Sec’d. Notes	8.500	10/27/20		308	266,295

					347,574

TOTAL CORPORATE BONDS (cost $4,560,585)					4,389,001

SOVEREIGN BONDS 79.8%

Angola 0.9%
Angolan Government International Bond, Sr. Unsec’d. Notes	9.500	11/12/25		200	224,540

Argentina 6.2%
Provincia de Buenos Airesgentina, Sr. Unsec’d. Notes, 144A	9.125	03/16/24		245	271,950

See Notes to Financial Statements.

12

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)

Argentina (cont’d.)
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes	2.500	%(cc)	12/31/38		110	$71,775
Sr. Unsec’d. Notes	8.280		12/31/33		210	225,553
Sr. Unsec’d. Notes	6.875		04/22/21		150	157,425
Sr. Unsec’d. Notes	7.500		04/22/26		240	251,520
Sr. Unsec’d. Notes	4.625		01/11/23		40	38,220
Sr. Unsec’d. Notes	6.875		01/11/48		30	26,655
Sr. Unsec’d. Notes	2.260	(cc)	12/31/38	EUR	70	57,921
Sr. Unsec’d. Notes	8.280		12/31/33		42	44,059
Sr. Unsec’d. Notes	7.820		12/31/33	EUR	179	236,598
Provincia de Buenos Airesgentina, Sr. Unsec’d. Notes	5.375		01/20/23	EUR	100	124,983

						1,506,659

Armenia 0.9%
Republic of Armenia International Bond, Sr. Unsec’d. Notes	7.150		03/26/25		200	214,650

Azerbaijan 1.1%
Republic of Azerbaijan International Bond, Sr. Unsec’d. Notes	4.750		03/18/24		275	273,665

Bahrain 0.8%
Bahrain Government International Bond, Sr. Unsec’d. Notes	6.750		09/20/29		200	184,320

Belarus 0.9%
Republic of Belarus International Bond, Sr. Unsec’d. Notes	6.875		02/28/23		200	209,304

Brazil 4.0%
Brazilian Government International Bond,
Sr. Unsec’d. Notes	8.250		01/20/34		205	253,997
Sr. Unsec’d. Notes	7.125		01/20/37		120	136,800
Sr. Unsec’d. Notes	5.625		01/07/41		120	114,061
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333		02/15/28		485	482,575

						987,433

Colombia 2.0%
Colombia Government International Bond,
Sr. Unsec’d. Notes	7.375		09/18/37		275	348,562
Sr. Unsec’d. Notes	6.125		01/18/41		135	152,550

						501,112

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)

Congo 0.2%
Congolese International Bond, Sr. Unsec’d. Notes	6.000	%(cc)	06/30/29		69	$59,555

Costa Rica 1.6%
Costa Rica Government International Bond,
Sr. Unsec’d. Notes	7.158		03/12/45		200	202,532
Sr. Unsec’d. Notes	4.375		04/30/25		200	184,856

						387,388

Cote d’lvoire 1.3%
Ivory Coast Government International Bond,
Sr. Unsec’d. Notes	6.375		03/03/28		200	201,290
Sr. Unsec’d. Notes	5.125		06/15/25	EUR	100	127,562

						328,852

Dominican Republic 2.8%
Dominican Republic International Bond,
Sr. Unsec’d. Notes	7.450		04/30/44		240	262,800
Sr. Unsec’d. Notes	7.500		05/06/21		110	116,215
Sr. Unsec’d. Notes	5.875		04/18/24		305	314,912

						693,927

Ecuador 2.9%
Ecuador Government International Bond,
Sr. Unsec’d. Notes	8.875		10/23/27		300	282,750
Sr. Unsec’d. Notes	10.500		03/24/20		200	206,000
Sr. Unsec’d. Notes	10.750		03/28/22		200	211,000

						699,750

Egypt 2.4%
Egypt Government International Bond,
Sr. Unsec’d. Notes	8.500		01/31/47		250	267,839
Sr. Unsec’d. Notes	6.125		01/31/22		300	307,860

						575,699

El Salvador 2.2%
El Salvador Government International Bond,
Sr. Unsec’d. Notes	6.375		01/18/27		75	74,062
Sr. Unsec’d. Notes	7.750		01/24/23		250	269,075
Sr. Unsec’d. Notes	8.250		04/10/32		45	49,591
Sr. Unsec’d. Notes	7.375		12/01/19		135	139,270

						531,998

See Notes to Financial Statements.

14

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)

Gabon 0.8%
Gabon Government International Bond, Bonds	6.375%		12/12/24		200	$194,918

Ghana 1.1%
Ghana Government International Bond, Bank Gtd. Notes	10.750		10/14/30		200	258,540

Greece 0.9%
Hellenic Republic Government Bond, Bonds	3.000	(cc)	02/24/37	EUR	200	215,225

Honduras 0.9%
Honduras Government International Bond, Sr. Unsec’d. Notes	7.500		03/15/24		200	216,920

Hungary 0.9%
Hungary Government International Bond, Sr. Unsec’d. Notes	7.625		03/29/41		154	216,737

Indonesia 3.3%
Indonesia Government International Bond,
Sr. Unsec’d. Notes, EMTN	6.750		01/15/44		300	372,109
Sr. Unsec’d. Notes	8.500		10/12/35		150	210,114
Sr. Unsec’d. Notes	7.750		01/17/38		160	213,038

						795,261

Iraq 1.8%
Iraq International Bond,
Unsec’d. Notes	5.800		01/15/28		250	235,805
Sr. Unsec’d. Notes	6.752		03/09/23		200	199,854

						435,659

Jamaica 1.1%
Jamaica Government International Bond, Sr. Unsec’d. Notes	7.625		07/09/25		225	259,875

Jordan 0.8%
Jordan Government International Bond, Sr. Unsec’d. Notes	7.375		10/10/47		200	194,764

Kazakhstan 1.0%
Kazakhstan Government International Bond, Sr. Unsec’d. Notes, EMTN	6.500		07/21/45		200	238,340

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)

Kenya 1.7%
Kenya Government International Bond,
Sr. Unsec’d. Notes, 144A	7.250%	02/28/28		200	$206,435
Sr. Unsec’d. Notes	6.875	06/24/24		200	207,224

					413,659

Lebanon 2.7%
Lebanon Government International Bond,
Sr. Unsec’d. Notes, EMTN	6.400	05/26/23		150	141,751
Sr. Unsec’d. Notes, EMTN	8.250	04/12/21		245	250,524
Sr. Unsec’d. Notes, EMTN	6.100	10/04/22		100	95,137
Sr. Unsec’d. Notes	6.650	04/22/24		75	71,017
Sr. Unsec’d. Notes	6.000	01/27/23		102	96,125

					654,554

Malaysia 0.5%
Malaysia Government Bond,
Sr. Unsec’d. Notes	4.378	11/29/19	MYR	305	78,646
Sr. Unsec’d. Notes	3.580	09/28/18	MYR	200	51,004

					129,650

Mexico 0.8%
Mexico Government International Bond,
Sr. Unsec’d. Notes	6.050	01/11/40		92	101,108
Sr. Unsec’d. Notes, GMTN	5.750	10/12/2110		94	92,590

					193,698

Mongolia 1.0%
Mongolia Government International Bond, Sr. Unsec’d. Notes, EMTN	8.750	03/09/24		220	243,648

Nigeria 2.2%
Nigeria Government International Bond,
Sr. Unsec’d. Notes, 144A	7.143	02/23/30		200	204,500
Sr. Unsec’d. Notes, 144A	7.696	02/23/38		200	205,500
Sr. Unsec’d. Notes	5.625	06/27/22		130	132,275

					542,275

Oman 1.6%
Oman Government International Bond,
Sr. Unsec’d. Notes	6.500	03/08/47		225	207,472
Sr. Unsec’d. Notes, 144A	6.750	01/17/48		200	188,280

					395,752

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)

Pakistan 2.1%
Pakistan Government International Bond, Sr. Unsec’d. Notes	8.250%	04/15/24		300	$311,747
Second Pakistan International Sukuk Co. Ltd. (The), Sr. Unsec’d. Notes	6.750	12/03/19		200	204,136

					515,883

Panama 1.7%
Panama Government International Bond,
Sr. Unsec’d. Notes	9.375	04/01/29		105	149,363
Sr. Unsec’d. Notes	6.700	01/26/36		220	271,700

					421,063

Peru 2.0%
Peruvian Government International Bond,
Sr. Unsec’d. Notes	8.750	11/21/33		265	390,212
Sr. Unsec’d. Notes	6.550	03/14/37		75	94,238

					484,450

Philippines 1.1%
Philippine Government International Bond, Sr. Unsec’d. Notes	7.750	01/14/31		200	268,886

Romania 0.5%
Romanian Government International Bond,
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	11	14,094
Sr. Unsec’d. Notes, EMTN	6.125	01/22/44		98	113,680

					127,774

Russia 2.0%
Russian Foreign Bond,
Sr. Unsec’d. Notes	12.750	06/24/28		50	80,809
Sr. Unsec’d. Notes	4.750	05/27/26		200	203,162
Sr. Unsec’d. Notes	5.625	04/04/42		200	209,600

					493,571

Senegal 0.8%
Senegal Government International Bond, Sr. Unsec’d. Notes, 144A	6.750	03/13/48		205	193,213

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)

South Africa 1.8%
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes	4.665%	01/17/24	100	$99,522
Sr. Unsec’d. Notes	6.250	03/08/41	130	135,597
Sr. Unsec’d. Notes	4.875	04/14/26	200	196,433

				431,552

Sri Lanka 2.4%
Sri Lanka Government International Bond,
Sr. Unsec’d. Notes, 144A	5.750	04/18/23	200	198,735
Sr. Unsec’d. Notes	6.200	05/11/27	200	192,965
Sr. Unsec’d. Notes	5.750	01/18/22	200	201,482

				593,182

Turkey 4.7%
Turkey Government International Bond,
Sr. Unsec’d. Notes	7.375	02/05/25	10	10,959
Sr. Unsec’d. Notes	6.875	03/17/36	230	236,213
Sr. Unsec’d. Notes	5.125	03/25/22	350	353,868
Sr. Unsec’d. Notes	4.875	04/16/43	200	159,050
Sr. Unsec’d. Notes	5.750	03/22/24	200	202,754
Export Credit Bank of Turkey, Sr. Unsec’d. Notes	5.375	10/24/23	200	195,600

				1,158,444

Ukraine 4.4%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	7.750	09/01/21	110	113,597
Sr. Unsec’d. Notes	7.750	09/01/23	160	161,286
Sr. Unsec’d. Notes	7.750	09/01/24	135	134,662
Sr. Unsec’d. Notes	7.750	09/01/25	115	114,138
Sr. Unsec’d. Notes	7.750	09/01/26	200	197,152
Sr. Unsec’d. Notes	7.750	09/01/27	150	147,078
Ukreximbank Via Biz Finance PLC, Sr. Unsec’d. Notes	9.750	01/22/25	200	209,250

				1,077,163

Uruguay 1.2%
Uruguay Government International Bond,
Sr. Unsec’d. Notes	7.625	03/21/36	185	240,787
Sr. Unsec’d. Notes	5.100	06/18/50	60	58,950

				299,737

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)

Venezuela 0.2%
Venezuela Government International Bond, Sr. Unsec’d. Notes(d)	12.750%	08/23/22	180	$56,700

Vietnam 0.8%
Vietnam Government International Bond, Sr. Unsec’d. Notes	4.800	11/19/24	200	203,251

Zambia 0.8%
Zambia Government International Bond, Sr. Unsec’d. Notes	8.500	04/14/24	200	201,970

TOTAL SOVEREIGN BONDS (cost $20,406,748)				19,505,166

TOTAL LONG-TERM INVESTMENTS (cost $24,967,333)				23,894,167

			Shares
SHORT-TERM INVESTMENT 0.8%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - PGIM Core Ultra Short Bond Fund (cost $183,504)(w)			183,504	183,504

TOTAL INVESTMENTS 98.6% (cost $25,150,837)				24,077,671
Other assets in excess of liabilities(z) 1.4%				351,788

NET ASSETS 100.0%				$24,429,459

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

EMTN—Euro Medium Term Note

GMTN—Global Medium Term Note

ARS—Argentine Peso

AUD—Australian Dollar

BRL—Brazilian Real

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi (offshore)

COP—Colombian Peso

CZK—Czech Koruna

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RUB—Russian Ruble

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

USD—United States Dollar

ZAR—South African Rand

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post maturity.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at April 30, 2018:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 05/03/18	Citigroup Global Markets	ARS	2,462	$121,079	$119,608	$—	$(1,471)
Australian Dollar,
Expiring 07/12/18	Citigroup Global Markets	AUD	121	93,851	90,916	—	(2,935)

See Notes to Financial Statements.

20

Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d):
Brazilian Real,
Expiring 05/03/18	Barclays Capital Group	BRL	154	$46,434	$44,012	$—	$(2,422)
Expiring 05/03/18	Goldman Sachs & Co.	BRL	154	46,328	43,806	—	(2,522)
Expiring 05/03/18	Morgan Stanley	BRL	1,061	325,947	302,878	—	(23,069)
Expiring 07/03/18	Goldman Sachs & Co.	BRL	847	241,683	240,359	—	(1,324)
British Pound,
Expiring 07/26/18	JPMorgan Chase	GBP	67	94,404	93,154	—	(1,250)
Chilean Peso,
Expiring 07/13/18	Citigroup Global Markets	CLP	33,696	55,971	54,926	—	(1,045)
Expiring 07/13/18	Citigroup Global Markets	CLP	42,446	70,022	69,188	—	(834)
Chinese Renminbi,
Expiring 07/24/18	Barclays Capital Group	CNH	1	206	204	—	(2)
Colombian Peso,
Expiring 06/15/18	Barclays Capital Group	COP	252,504	87,715	89,837	2,122	—
Expiring 06/15/18	Citigroup Global Markets	COP	133,446	46,660	47,478	818	—
Expiring 06/15/18	Citigroup Global Markets	COP	155,353	55,971	55,272	—	(699)
Expiring 06/15/18	Citigroup Global Markets	COP	252,504	87,889	89,837	1,948	—
Czech Koruna,
Expiring 07/12/18	Citigroup Global Markets	CZK	3,007	146,318	142,474	—	(3,844)
Hungarian Forint,
Expiring 07/24/18	Deutsche Bank AG	HUF	28,715	114,514	111,166	—	(3,348)
Indian Rupee,
Expiring 07/20/18	Barclays Capital Group	INR	15,575	234,496	231,340	—	(3,156)
Expiring 07/20/18	Deutsche Bank AG	INR	16,301	245,631	242,136	—	(3,495)
Expiring 07/20/18	Morgan Stanley	INR	3,705	56,538	55,036	—	(1,502)
Expiring 07/20/18	UBS AG	INR	1,355	20,000	20,127	127	—
Expiring 07/20/18	UBS AG	INR	4,030	60,000	59,858	—	(142)
Indonesian Rupiah,
Expiring 07/16/18	Barclays Capital Group	IDR	509,040	36,000	36,266	266	—
Expiring 07/16/18	Barclays Capital Group	IDR	1,189,199	84,000	84,722	722	—
Expiring 07/16/18	Deutsche Bank AG	IDR	1,856,542	134,066	132,266	—	(1,800)
Expiring 07/16/18	JPMorgan Chase	IDR	1,133,595	81,000	80,761	—	(239)
Japanese Yen,
Expiring 07/26/18	Citigroup Global Markets	JPY	10,002	93,125	92,062	—	(1,063)
Mexican Peso,
Expiring 06/28/18	Morgan Stanley	MXN	835	45,000	44,215	—	(785)
Expiring 06/28/18	Morgan Stanley	MXN	7,233	384,608	383,132	—	(1,476)
New Taiwanese Dollar,
Expiring 07/13/18	Citigroup Global Markets	TWD	851	29,000	28,905	—	(95)
Expiring 07/13/18	Citigroup Global Markets	TWD	1,252	43,000	42,531	—	(469)
Expiring 07/13/18	Toronto Dominion	TWD	1,304	45,000	44,303	—	(697)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund	21

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d):
New Taiwanese Dollar, (cont’d.)
Expiring 07/13/18	UBS AG	TWD	1,166	$40,000	$39,614	$—	$(386)
Expiring 07/13/18	UBS AG	TWD	1,835	63,000	62,369	—	(631)
Expiring 07/13/18	UBS AG	TWD	2,541	87,000	86,347	—	(653)
Expiring 07/13/18	UBS AG	TWD	918	31,000	31,207	207	—
Expiring 07/13/18	UBS AG	TWD	941	32,000	31,989	—	(11)
Expiring 07/13/18	UBS AG	TWD	2,239	76,000	76,075	75	—
Peruvian Nuevo Sol,
Expiring 07/13/18	Citigroup Global Markets	PEN	49	15,000	14,889	—	(111)
Philippine Peso,
Expiring 06/14/18	Deutsche Bank AG	PHP	4,899	94,038	94,445	407	—
Expiring 06/14/18	Barclays Capital Group	PHP	5,704	109,000	109,968	968	—
Polish Zloty,
Expiring 07/24/18	UBS AG	PLN	592	174,803	168,948	—	(5,855)
Russian Ruble,
Expiring 07/13/18	Barclays Capital Group	RUB	3,512	56,388	55,278	—	(1,110)
Expiring 07/13/18	Barclays Capital Group	RUB	5,898	101,269	92,823	—	(8,446)
Singapore Dollar,
Expiring 05/11/18	Bank of America	SGD	234	176,251	176,730	479	—
Expiring 05/11/18	Deutsche Bank AG	SGD	234	176,610	176,730	120	—
Expiring 05/11/18	Morgan Stanley	SGD	29	22,000	21,935	—	(65)
South African Rand,
Expiring 06/12/18	Barclays Capital Group	ZAR	654	55,594	52,172	—	(3,422)
Expiring 06/12/18	Citigroup Global Markets	ZAR	343	28,174	27,355	—	(819)
Expiring 06/12/18	Toronto Dominion	ZAR	2,574	213,556	205,273	—	(8,283)
South Korean Won,
Expiring 05/09/18	Barclays Capital Group	KRW	98,711	93,687	92,443	—	(1,244)
Expiring 05/09/18	Deutsche Bank AG	KRW	201,390	186,317	188,601	2,284	—
Thai Baht,
Expiring 05/11/18	Citigroup Global Markets	THB	1,071	34,000	33,946	—	(54)
Expiring 05/11/18	Citigroup Global Markets	THB	1,107	35,000	35,101	101	—
Expiring 05/11/18	Citigroup Global Markets	THB	1,484	47,000	47,036	36	—
Expiring 05/11/18	Citigroup Global Markets	THB	1,635	52,000	51,812	—	(188)
Expiring 05/11/18	Citigroup Global Markets	THB	2,611	84,000	82,765	—	(1,235)
Expiring 05/11/18	Citigroup Global Markets	THB	6,193	196,557	196,277	—	(280)
Turkish Lira,
Expiring 06/12/18	Barclays Capital Group	TRY	158	37,540	38,395	855	—
Expiring 06/12/18	Barclays Capital Group	TRY	376	92,656	91,268	—	(1,388)
Expiring 06/12/18	Citigroup Global Markets	TRY	30	7,400	7,341	—	(59)

See Notes to Financial Statements.

22

Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d):
Turkish Lira, (cont’d.)
Expiring 06/12/18	Citigroup Global Markets	TRY	75	$18,470	$18,137	$—	$(333)
Expiring 06/12/18	Citigroup Global Markets	TRY	149	37,977	36,075	—	(1,902)
Expiring 06/12/18	Citigroup Global Markets	TRY	231	56,288	56,187	—	(101)
Expiring 06/12/18	Citigroup Global Markets	TRY	261	63,516	63,486	—	(30)
Expiring 06/12/18	Citigroup Global Markets	TRY	303	74,933	73,563	—	(1,370)
Expiring 06/12/18	Goldman Sachs & Co.	TRY	285	68,300	69,086	786	—

				$5,963,780	$5,878,441	$12,321	$(97,660)

Sales Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 05/03/18	BNP Paribas	ARS	479	$23,365	$23,274	$91	$—
Expiring 05/03/18	Citigroup Global Markets	ARS	1,117	54,519	54,286	233	—
Expiring 05/03/18	Citigroup Global Markets	ARS	857	41,716	41,645	71	—
Australian Dollar,
Expiring 07/12/18	Citigroup Global Markets	AUD	121	93,338	91,410	1,928	—
Brazilian Real,
Expiring 05/03/18	Citigroup Global Markets	BRL	384	111,942	109,597	2,345	—
Expiring 05/03/18	Goldman Sachs & Co.	BRL	847	242,923	241,810	1,113	—
Expiring 05/03/18	UBS AG	BRL	138	40,000	39,289	711	—
Expiring 07/03/18	BNP Paribas	BRL	325	92,278	92,137	141	—
Chilean Peso,
Expiring 07/13/18	Barclays Capital Group	CLP	23,591	39,000	38,455	545	—
Expiring 07/13/18	Barclays Capital Group	CLP	21,596	35,590	35,202	388	—
Expiring 07/13/18	Barclays Capital Group	CLP	10,441	17,141	17,020	121	—
Expiring 07/13/18	Citigroup Global Markets	CLP	24,159	39,614	39,380	234	—
Expiring 07/13/18	UBS AG	CLP	18,005	30,000	29,348	652	—
Colombian Peso,
Expiring 06/15/18	Citigroup Global Markets	COP	102,816	36,000	36,580	—	(580)
Czech Koruna,
Expiring 07/12/18	Morgan Stanley	CZK	394	19,000	18,677	323	—
Expiring 07/12/18	UBS AG	CZK	1,947	92,289	92,275	14	—
Euro,
Expiring 07/26/18	Citigroup Global Markets	EUR	152	184,578	184,729	—	(151)
Expiring 07/26/18	Goldman Sachs & Co.	EUR	23	28,640	28,132	508	—
Expiring 07/26/18	Toronto Dominion	EUR	611	751,589	742,658	8,931	—

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund	23

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):

Sales Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d):
Hungarian Forint,
Expiring 07/24/18	Morgan Stanley	HUF	9,765	$38,000	$37,802	$198	$—
Israeli Shekel,
Expiring 07/26/18	Citigroup Global Markets	ILS	566	160,603	158,193	2,410	—
Japanese Yen,
Expiring 07/26/18	Citigroup Global Markets	JPY	10,067	93,125	92,657	468	—
Mexican Peso,
Expiring 06/28/18	Citigroup Global Markets	MXN	715	38,000	37,880	120	—
New Taiwanese Dollar,
Expiring 07/13/18	Barclays Capital Group	TWD	12,528	432,347	425,751	6,596	—
Peruvian Nuevo Sol,
Expiring 07/13/18	UBS AG	PEN	65	20,000	19,901	99	—
Philippine Peso,
Expiring 06/14/18	Barclays Capital Group	PHP	4,896	92,716	94,398	—	(1,682)
Expiring 06/14/18	Barclays Capital Group	PHP	4,392	84,000	84,681	—	(681)
Expiring 06/14/18	Barclays Capital Group	PHP	2,147	41,000	41,400	—	(400)
Expiring 06/14/18	Barclays Capital Group	PHP	1,996	38,000	38,480	—	(480)
Expiring 06/14/18	Barclays Capital Group	PHP	1,263	24,000	24,347	—	(347)
Expiring 06/14/18	Deutsche Bank AG	PHP	1,349	25,715	26,003	—	(288)
Polish Zloty,
Expiring 07/24/18	Morgan Stanley	PLN	220	63,000	62,736	264	—
Russian Ruble,
Expiring 07/13/18	Barclays Capital Group	RUB	3,717	58,600	58,489	111	—
Expiring 07/13/18	Barclays Capital Group	RUB	1,867	29,800	29,383	417	—
Expiring 07/13/18	Barclays Capital Group	RUB	1,772	29,160	27,887	1,273	—
Singapore Dollar,
Expiring 05/11/18	JPMorgan Chase	SGD	40	30,000	30,045	—	(45)
Expiring 05/11/18	Morgan Stanley	SGD	90	69,000	68,191	809	—
Expiring 05/11/18	Morgan Stanley	SGD	32	24,000	23,964	36	—
Expiring 05/11/18	Morgan Stanley	SGD	25	19,000	19,047	—	(47)
South African Rand,
Expiring 06/12/18	Morgan Stanley	ZAR	615	49,000	49,050	—	(50)
South Korean Won,
Expiring 05/09/18	BNP Paribas	KRW	66,887	62,000	62,640	—	(640)
Expiring 05/09/18	BNP Paribas	KRW	37,191	35,000	34,829	171	—
Expiring 05/09/18	BNP Paribas	KRW	32,523	30,000	30,458	—	(458)
Expiring 05/09/18	Citigroup Global Markets	KRW	52,511	49,000	49,176	—	(176)
Swiss Franc,
Expiring 07/24/18	Bank of America	CHF	194	200,447	197,689	2,758	—

See Notes to Financial Statements.

24

Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):

Sales Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d):
Thai Baht,
Expiring 05/11/18	Citigroup Global Markets	THB	2,743	$88,000	$86,949	$1,051	$—
Expiring 05/11/18	Citigroup Global Markets	THB	1,573	50,000	49,850	150	—
Expiring 05/11/18	Citigroup Global Markets	THB	1,540	49,000	48,798	202	—
Expiring 05/11/18	Citigroup Global Markets	THB	913	29,000	28,943	57	—
Expiring 05/11/18	Citigroup Global Markets	THB	690	22,000	21,885	115	—
Expiring 05/11/18	Citigroup Global Markets	THB	566	18,000	17,929	71	—
Turkish Lira,
Expiring 06/12/18	Barclays Capital Group	TRY	222	56,065	53,956	2,109	—
Expiring 06/12/18	UBS AG	TRY	375	92,838	90,939	1,899	—
Expiring 06/12/18	UBS AG	TRY	368	93,321	89,345	3,976	—
Expiring 06/12/18	UBS AG	TRY	299	74,742	72,695	2,047	—
Expiring 06/12/18	UBS AG	TRY	223	56,038	54,209	1,829	—

				$4,438,039	$4,396,479	47,585	(6,025)

						$59,906	$(103,685)

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC cross currency exchange contract:
07/24/2018	Buy	CHF	98	EUR	82	$50	$—	Citigroup Global Markets

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund	25

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

The following is a summary of the inputs used as of April 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Corporate Bonds
Argentina	$—	$169,260	$—
Brazil	—	365,376	—
Chile	—	206,930	—
China	—	396,603	—
India	—	192,154	—
Indonesia	—	241,799	—
Malaysia	—	194,347	—
Mexico	—	1,148,438	—
Russia	—	365,076	—
South Africa	—	452,553	—
Trinidad and Tobago	—	137,012	—
Tunisia	—	171,879	—
Venezuela	—	347,574	—
Sovereign Bonds
Angola	—	224,540	—
Argentina	—	1,506,659	—
Armenia	—	214,650	—
Azerbaijan	—	273,665	—
Bahrain	—	184,320	—
Belarus	—	209,304	—
Brazil	—	987,433	—
Colombia	—	501,112	—
Congo	—	59,555	—
Costa Rica	—	387,388	—
Cote d’lvoire	—	328,852	—
Dominican Republic	—	693,927	—
Ecuador	—	699,750	—
Egypt	—	575,699	—
El Salvador	—	531,998	—
Gabon	—	194,918	—
Ghana	—	258,540	—
Greece	—	215,225	—
Honduras	—	216,920	—
Hungary	—	216,737	—
Indonesia	—	795,261	—
Iraq	—	435,659	—
Jamaica	—	259,875	—
Jordan	—	194,764	—
Kazakhstan	—	238,340	—
Kenya	—	413,659	—

See Notes to Financial Statements.

26

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Sovereign Bonds (continued)
Lebanon	$—	$654,554	$—
Malaysia	—	129,650	—
Mexico	—	193,698	—
Mongolia	—	243,648	—
Nigeria	—	542,275	—
Oman	—	395,752	—
Pakistan	—	515,883	—
Panama	—	421,063	—
Peru	—	484,450	—
Philippines	—	268,886	—
Romania	—	127,774	—
Russia	—	493,571	—
Senegal	—	193,213	—
South Africa	—	431,552	—
Sri Lanka	—	593,182	—
Turkey	—	1,158,444	—
Ukraine	—	1,077,163	—
Uruguay	—	299,737	—
Venezuela	—	56,700	—
Vietnam	—	203,251	—
Zambia	—	201,970	—
Affiliated Mutual Fund	183,504	—	—
Other Financial Instruments*
OTC Forward Foreign Currency Exchange Contracts	—	(43,779)	—
OTC Cross Currency Exchange Contract	—	50	—

Total	$183,504	$23,850,438	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2018 were as follows:

Industry Classification:

Sovereign Bonds	79.8%
Oil & Gas	11.4
Electric	1.9
Chemicals	1.7
Banks	1.6
Mining	0.8
Affiliated Mutual Fund	0.8%
Holding Companies—Diversified	0.6

98.6
Other assets in excess of liabilities	1.4

100.0%

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund	27

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Series invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is foreign exchange contracts risk. The effect of such derivative instruments on the Series’ financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	$50	—	$—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	59,906	Unrealized depreciation on OTC forward foreign currency exchange contracts	103,685

Total		$59,956		$103,685

The effects of derivative instruments on the Statement of Operations for the period ended April 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward & Cross Currency Exchange Contracts
Foreign exchange contracts	$(34,499)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward & Cross Currency Contracts
Foreign exchange contracts	$(43,729)

See Notes to Financial Statements.

28

For the period ended April 30, 2018, the Series’ average volume of derivative activities is as follows:

Forward Foreign Currency Exchange Contracts— Purchased(1)	Forward Foreign Currency Exchange Contracts— Sold(1)	Cross Currency Exchange Contracts(2)
$5,824,551	$4,378,627	$49,643

(1)	Value at Settlement Date.
(2)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Series invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Bank of America	$3,237	$—	$3,237	$—	$3,237
Barclays Capital Group	16,493	(24,780)	(8,287)	—	(8,287)
BNP Paribas	403	(1,098)	(695)	—	(695)
Citigroup Global Markets	12,408	(19,844)	(7,436)	—	(7,436)
Deutsche Bank AG	2,811	(8,931)	(6,120)	—	(6,120)
Goldman Sachs & Co.	2,407	(3,846)	(1,439)	—	(1,439)
JPMorgan Chase	—	(1,534)	(1,534)	—	(1,534)
Morgan Stanley	1,630	(26,994)	(25,364)	—	(25,364)
Toronto Dominion	8,931	(8,980)	(49)	—	(49)
UBS AG	11,636	(7,678)	3,958	—	3,958

	$59,956	$(103,685)	$(43,729)	$—	$(43,729)

(1)	Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.
(2)	Collateral amount disclosed by the Fund is limited to the Fund's OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund	29

Statement of Assets & Liabilities (unaudited)

as of April 30, 2018

Assets
Investments at value:
Unaffiliated investments (cost $24,967,333)	$23,894,167
Affiliated investments (cost $183,504)	183,504
Cash	8,940
Foreign currency, at value (cost $2,389)	2,330
Interest receivable	328,638
Receivable for investments sold	258,118
Unrealized appreciation on OTC forward foreign currency exchange contracts	59,906
Due from Manager	9,212
Unrealized appreciation on OTC cross currency exchange contracts	50
Prepaid expenses	49,270

Total assets	24,794,135

Liabilities
Payable for investments purchased	239,621
Unrealized depreciation on OTC forward foreign currency exchange contracts	103,685
Custodian and accounting fees payable	20,799
Accrued expenses and other liabilities	530
Affiliated transfer agent fee payable	31
Distribution fee payable	10

Total liabilities	364,676

Net Assets	$24,429,459

Net assets were comprised of:
Common Stock, at par	$25,699
Paid-in capital in excess of par	25,661,605

25,687,304
Distributions in excess of net investment income	(69,008)
Accumulated net realized loss on investment and foreign currency transactions	(66,327)
Net unrealized depreciation on investments and foreign currencies	(1,122,510)

Net assets, April 30, 2018	$24,429,459

See Notes to Financial Statements.

30

Class A
Net asset value, offering price and redemption price per share, ($9,686 ÷ 1,019 shares of beneficial interest issued and outstanding)	$9.51
Maximum sales charge (4.50% of offering price)	0.45

Maximum offering price to public	$9.96

Class C
Net asset value, offering price and redemption price per share, ($9,659 ÷ 1,016 shares of beneficial interest issued and outstanding)	$9.50

Class Z
Net asset value, offering price and redemption price per share, ($154,914 ÷ 16,295 shares of beneficial interest issued and outstanding)	$9.51

Class R6
Net asset value, offering price and redemption price per share, ($24,255,200 ÷ 2,551,539 shares of beneficial interest issued and outstanding)	$9.51

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund	31

Statement of Operations (unaudited)

Period Ended April 30, 2018*

Net Investment Income (Loss)
Income
Interest income	$492,790
Affiliated dividend income	5,832

Total income	498,622

Expenses
Management fee	68,342
Distribution fee(a)	48
Custodian and accounting fees	37,855
Registration fees(a)	29,384
Audit fee	15,123
Legal fees and expenses	10,802
Shareholders’ reports	6,913
Directors’ fees	4,320
Transfer agent’s fees and expenses (including affiliated expense of $86)(a)	2,116
Miscellaneous	6,698

Total expenses	181,601
Less: Fee waiver and/or expense reimbursement(a)	(111,275)

Net expenses	70,326

Net investment income (loss)	428,296

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(39,670)
Forward and cross currency transactions	(34,499)
Foreign currency transactions	7,842

(66,327)

Net change in unrealized appreciation (depreciation) on:
Investments	(1,073,166)
Forward and cross currency contracts	(43,729)
Foreign currencies	(5,615)

(1,122,510)

Net gain (loss) on investment and foreign currency transactions	(1,188,837)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(760,541)

*	Commencement of operations was December 12, 2017.
(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	10	38	—	—
Registration fees	7,346	7,346	7,346	7,346
Transfer agent’s fees and expenses	691	691	691	43
Fee waiver and/or expense reimbursement	(8,067)	(8,066)	(8,488)	(86,654)

See Notes to Financial Statements.

32

Statements of Changes in Net Assets (unaudited)

December 12, 2017* through April 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$428,296
Net realized gain (loss) on investment and foreign currency transactions	(66,327)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(1,122,510)

Net increase (decrease) in net assets resulting from operations	(760,541)

Dividends from net investment income
Class A	(186)
Class C	(158)
Class Z	(3,026)
Class R6	(493,934)

(497,304)

Series share transactions
Net proceeds from shares sold	25,190,000
Net asset value of shares issued in reinvestment of dividends and distributions	497,304

Net increase (decrease) in net assets from share transactions	25,687,304

Total increase (decrease)	24,429,459

Net Assets:
Beginning of period	—

End of period(a)	$24,429,459

(a) Includes undistributed/(distributions in excess of) net investment income of:	$(69,008)

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund	33

Notes to Financial Statements (unaudited)

Prudential World Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company and currently consists of seven series: PGIM Jennison Emerging Markets Equity Opportunities Fund (formerly known as Prudential Jennison Emerging Markets Equity Fund), PGIM Jennison Global Infrastructure Fund, PGIM Jennison Global Opportunities Fund, PGIM Jennison International Opportunities Fund and PGIM QMA International Equity Fund, each of which are diversified funds and PGIM Emerging Markets Debt Hard Currency Fund and PGIM Emerging Markets Debt Local Currency Fund, each of which are non-diversified funds for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM Emerging Markets Debt Hard Currency Fund (the “Series”). The Fund commenced operations on December 12, 2017. Effective June 11, 2018, the Series’ name was changed by replacing “Prudential” with “PGIM” in each Series’ name and Class Q shares were renamed Class R6 shares.

The investment objective of the Series is total return, through a combination of current income and capital appreciation.

1. Accounting Policies

The Series follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Series holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily

34

available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Series’ foreign investments may change on days when investors cannot purchase or redeem Series shares.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Series utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Series utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows.

PGIM Emerging Markets Debt Hard Currency Fund	35

Notes to Financial Statements (unaudited) (continued)

In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Series may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Series has valued the investment. Therefore, the Series may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Series’ Subadviser under the guidelines adopted by the Board of the Company. However, the liquidity of the Series’ investments in Rule 144A securities could be impaired if trading does not develop or declines.

36

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Series does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Series enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on investments and foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Series’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the

PGIM Emerging Markets Debt Hard Currency Fund	37

Notes to Financial Statements (unaudited) (continued)

counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Master Netting Arrangements: The Series is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Series. A master netting arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Forward and cross currency contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Series to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

38

Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements.

Taxes: It is the Series’ policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Series expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain(loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Fund, on behalf of the Series, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Series. PGIM Investments administers the corporate affairs of the Series and, in connection therewith, furnishes the Series with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Series’ custodian (the Custodian), and the Series’ transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Series. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Series, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Series through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Series. In connection therewith, PGIM, Inc. is

PGIM Emerging Markets Debt Hard Currency Fund	39

Notes to Financial Statements (unaudited) (continued)

obligated to keep certain books and records of the Series. PGIM Investments pays for the services of PGIM, Inc., the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of 0.72% on average daily net assets up to and including $1 billion; 0.70% from $1 billion to 3 billion of average daily net assets; 0.68% from $3 billion to 5 billion of average daily net assets; 0.67% from 5 billion to 10 billion of average daily net assets; and 0.66% on average daily net assets exceeding $10 billion. The effective management fee rate before any waivers and/or expense reimbursements, was 0.72% for the period ended April 30, 2018.

PGIM Investments has contractually agreed, through February 28, 2019, to limit total annual Series operating expenses after fee waivers and/or expense reimbursements to 1.05% of average daily net assets for Class A shares, 1.80% of average daily net assets for Class C shares, 0.80% of average daily net assets for Class Z shares, and 0.74% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Series expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The waivers and/or expense reimbursements exceeded the effective management fee rate for the period ended April 30, 2018.

The Fund, on behalf of the Series, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) who acts as the distributor of the Class A, Class C, Class Z and Class R6 shares. The Series compensates PIMS for distributing and servicing the Series’ Class A and Class C, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Series.

Pursuant to the Distribution Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to 0.25% and 1% of the average daily net assets of the Class A and C shares, respectively.

PIMS has advised the Series that it has not received any front-end sales charges resulting from sales of Class A shares during the period ended April 30, 2018. From these fees,

40

PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the period ended April 30, 2018 it did not received any contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended April 30, 2018 no such transactions were entered into by the Series.

The Series may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the period ended April 30, 2018 were $26,951,274 and $1,932,713, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual fund for the period ended April 30, 2018, is presented as follows:

Affiliated Mutual Fund*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
PGIM Core Ultra Short Bond Fund	$—	$26,230,135	$26,046,631	$—	$—	$183,504	183,504	$5,832

*	The Fund did not have any capital gain distributions during the reporting period.

PGIM Emerging Markets Debt Hard Currency Fund	41

Notes to Financial Statements (unaudited) (continued)

5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized depreciation as of April 30, 2018 were as follows:

Tax Basis	$25,156,452

Gross Unrealized Appreciation	58,289
Gross Unrealized Depreciation	(1,180,799)

Net Unrealized Depreciation	$(1,122,510)

Management has analyzed the Series’ tax positions taken and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Series offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class Z and Class R6 shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock.

The Fund is authorized to issue 4.8 billion shares of common stock, with a par value of $0.01 per share, which is divided into seven series. There are 600 million shares authorized for the Series, divided into four classes, designated Class A, Class C, Class Z and Class R6 common stock, each of which consists of 100 million, 100 million, 200 million, and 200 million authorized shares, respectively.

As of April 30, 2018, Prudential, through its affiliate entities, owned 1,019 Class A shares, 1,016 Class C shares, 1,020 Class Z shares and 2,551,539 Class R6 shares of the Series. At reporting period end, Prudential owned 99.3% of the Series’ outstanding shares.

42

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Period ended April 30, 2018*:
Shares sold	1,000	$10,000
Shares issued in reinvestment of dividends and distributions	19	186

Net increase (decrease) in shares outstanding	1,019	$10,186

Class C
Period ended April 30, 2018*:
Shares sold	1,000	$10,000
Shares issued in reinvestment of dividends and distributions	16	158

Net increase (decrease) in shares outstanding	1,016	$10,158

Class Z
Period ended April 30, 2018*:
Shares sold	15,985	$160,000
Shares issued in reinvestment of dividends and distributions	310	3,026

Net increase (decrease) in shares outstanding	16,295	$163,026

Class R6
Period ended April 30, 2018*:
Shares sold	2,501,000	$25,010,000
Shares issued in reinvestment of dividends and distributions	50,539	493,934

Net increase (decrease) in shares outstanding	2,551,539	$25,503,934

*	Commencement of operations was December 12, 2017.

PGIM Emerging Markets Debt Hard Currency Fund	43

Financial Highlights (unaudited)

Class A Shares
	December 12, 2017(a) through April 30, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.47)
Total from investment operations	(0.31)
Less Dividends:
Dividends from net investment income	(0.18)
Net asset value, end of period	$9.51
Total Return(c):	(3.09)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.05%	(e)
Expenses before waivers and/or expense reimbursement	213.63%	(e)
Net investment income (loss)	4.16%	(e)
Portfolio turnover rate(g)	8%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

44

Class C Shares
	December 12, 2017(a) through April 30, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.47)
Total from investment operations	(0.34)
Less Dividends:
Dividends from net investment income	(0.16)
Net asset value, end of period	$9.50
Total Return(c):	(3.47)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.80%	(e)
Expenses before waivers and/or expense reimbursement	214.59%	(e)
Net investment income (loss)	3.41%	(e)
Portfolio turnover rate(g)	8%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund	45

Financial Highlights (unaudited) (continued)

Class Z Shares
	December 12, 2017(a) through April 30, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.17
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.47)
Total from investment operations	(0.30)
Less Dividends:
Dividends from net investment income	(0.19)
Net asset value, end of period	$9.51
Total Return(c):	(3.00)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$155
Average net assets (000)	$150
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.80%	(e)
Expenses before waivers and/or expense reimbursement	15.59%	(e)
Net investment income (loss)	4.53%	(e)
Portfolio turnover rate(g)	8%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

46

Class R6 Shares
	December 12, 2017(a) through April 30, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.17
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.46)
Total from investment operations	(0.29)
Less Dividends:
Dividends from net investment income	(0.20)
Net asset value, end of period	$9.51
Total Return(c):	(2.98)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$24,255
Average net assets (000)	$24,577
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.74%	(e)
Expenses before waivers and/or expense reimbursement	1.66%	(e)
Net investment income (loss)	4.51%	(e)
Portfolio turnover rate(g)	8%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund	47

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Deborah A. Docs, Secretary • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Emerging Markets Debt Hard Currency Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM EMERGING MARKETS DEBT HARD CURRENCY FUND

SHARE CLASS	A	C	Z	R6*
NASDAQ	PDHAX	PDHCX	PDHVX	PDHQX
CUSIP	743969479	743969461	743969446	743969453

*Formerly known as Class Q shares.

MF239E2

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a) (1)	Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential World Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	June 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 18, 2018

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	June 18, 2018